File Nos.   333-06709
                                                                811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933                   (X)
            Pre-Effective  Amendment No.                                   ( )
            Post-Effective  Amendment No. 19                        (X)

REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           (X)
            Amendment  No. 99                                       (X)

                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     -------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)


     1750  Hennepin  Avenue,  Minneapolis,  MN                           55403
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (612)  347-6596

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis, MN  55416-1297



It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on May 1, 2001 pursuant  to  paragraph (b) of Rule 485
     __X__  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                 Location
--------                                                 -----------------------

          PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions .  . . . . . . . . . . . . . . .   Index of Terms

Item 3.   Synopsis or Highlights.  . . . . . . . . . .   Summary


Item 4.   Condensed Financial Information. . . . . . .   Appendix-Condensed
                                                         Financial Information


Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . . Other Information-
                                                         The Separate Account,
                                                         Allianz Life,
                                                         Investment Options

Item 6.   Deductions. . . . . . . . .. . . . . . . . . . Expenses

Item 7.   General Description of Variable
          Annuity Contracts . . . . . . . . . . . . . . .The Valuemark IV
                                                         Variable Annuity
                                                         Contract

Item 8.   Annuity Period. . .. . . . . . . . . . . . . . Annuity Payments
                                                         (The Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . . Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . . Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . . None

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . .    Table of Contents
                                                         of the Statement of
                                                         Additional Information




                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                               Location
--------                                               --------------------

          PART B

Item 15.  Cover Page. . . . . . . . .. . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . .   Insurance Company

Item 18.  Services. . . . . . . . . . . . .. . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered. . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data. . . . . .   Calculation of
                                                       Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . .  . . . . . .   Financial Statements




                                 PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                 PART A



                  THE VALUEMARK(R) IV VARIABLE ANNUITY CONTRACT

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Valuemark IV Variable Annuity Contract with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Allianz Life. Each Variable Option invests in a Portfolio listed below. You can select up to 10 investment options (which includes any of the Variable Options and the Fixed Account). The Fixed Account and one or more of the Variable Options may not be available in your state.


VARIABLE OPTIONS:
AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Funds - 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund
Templeton Developing Markets Securities Fund
Templeton Global Income Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund

Templeton International Smaller Companies Fund

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz Aggressive Growth Fund1
USAllianz American Growth Fund2
USAllianz Capital Growth Fund1
USAllianz Comstock Fund3
USAllianz Growth and Income Fund3
USAllianz Strategic Growth Fund2
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Emerging Growth Portfolio

1Fund is sub-advised by Van Kampen Investment Advisory Corp.
2Fund is sub-advised by Fred Alger Management, Inc.
3Fund is sub-advised by Van Kampen Asset Management Inc.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark IV Variable Annuity Contract with a Fixed Account.


To learn more about the annuity offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated November ___, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 25 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 5701 Golden Hills Drive, Minneapolis, MN 55416.


THE VALUEMARK IV VARIABLE ANNUITY CONTRACTS:
O ARE NOT BANK DEPOSITS
O ARE NOT FEDERALLY INSURED
O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: November ____ , 2001

TABLE OF CONTENTS


Index of Terms                                      4

Summary                                             5

Fee Table                                           6

1. The Valuemark IV
    Variable Annuity Contract                      10

    Contract Owner                                 10

    Joint Owner                                    10

    Annuitant                                      10

    Beneficiary                                    10

    Assignment                                     10


2. Annuity Payments

   (The Payout Phase)                              11


    Guaranteed Minimum Income Benefits             11


    Annuity Options                                11


3. Purchase                                        12

    Purchase Payments                              12

    Automatic Investment Plan                      12

    Allocation of Purchase Payments                12

    Free Look                                      12

    Accumulation Units                             13


4. Investment Options                              13

    Transfers                                      15

    Dollar Cost Averaging Program                  15

    Flexible Rebalancing                           16

    Voting Privileges                              16

    Substitution                                   16


5. Expenses                                        16

    Insurance Charges                              16

     Mortality and Expense Risk Charge             16

     Administrative Charge                         16

    Contract Maintenance Charge                    17

    Contingent Deferred Sales Charge               17

    Waiver of Contingent Deferred
        Sales Charge Benefits                      17

    Reduction or Elimination of the
    Contingent Deferred Sales Charge               18

    Transfer Fee                                   18

    Premium Taxes                                  18

    Income Taxes                                   18

    Portfolio Expenses                             18


6. Taxes                                           18

    Annuity Contracts in General                   18

    Qualified and Non-Qualified Contracts          19

    Multiple Contracts                             19

    Withdrawals - Non-Qualified Contracts          19

    Withdrawals - Qualified Contracts              19

    Withdrawals - Tax-Sheltered Annuities          20

    Death Benefits                                 20

    Diversification                                20


7. Access to Your Money                            21

    Systematic Withdrawal Program                  21

    Minimum Distribution Program                   21

    Suspension of Payments or Transfers            21


8. Performance                                     21


9. Death Benefit                                   22

    Upon Your Death                                22

    Death of Annuitant                             24


10. Other Information                              24

    Allianz Life                                   24

    The Separate Account                           24

    Distribution                                   24

    Administration                                 24

    Allianz Life Privacy Notice                    25

    Financial Statements                           25


Table of Contents of the
Statement of Additional Information                25


Appendix                                           26

INDEX OF TERMS
--------------------------------------------------------------------------------


This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.



                                                    Page

Accumulation Phase                                    10

Accumulation Unit                                     13

Annuitant                                             10

Annuity Options                                       11

Annuity Payments                                      11

Annuity Unit                                          13

Beneficiary                                           10

Contract                                              10

Contract Owner                                        10

Fixed Account                                         10

                                                     Page

Income Date                                           11

Joint Owner                                           10

Non-Qualified                                         19

Payout Phase                                          10

Portfolios                                            13

Purchase Payment                                      12

Qualified                                             19

Tax Deferral                                          10

Variable Option                                       10

SUMMARY
-------------------------------------------------------------------------------

The sections in this summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:

The annuity contract offered by Allianz Life provides a means for investing on a tax-deferred basis in Variable Options and the Allianz Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides two death benefit options and annuity income options.

ANNUITY PAYMENTS:


If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios. If you purchase the Contract on or after November 5, 2001, you can select a guaranteed minimum income benefit (GMIB).


PURCHASE:

You can buy the Contract with $5,000 or more under most circumstances. You can add $250 or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $50,000.


Allianz Life deducts a mortality and expense risk charge during the Accumulation Phase which varies depending upon the death and income benefits you choose. During the Payout Phase the mortality and expense risk charge is equal, on an annual basis to 1.25% regardless of the options selected. . Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the value of the Contract invested in a Variable Option. The table below shows the combinations available to you and their total insurance charges during the Accumulation Phase if you have purchased the contract on or after November 5, 2001. The charges are calculated as a percentage of the average daily value of the Contract Value invested in the Variable Options.


Separate Account Annual Expenses:
                                                                             Charges for           Charges for Contract
                                                                            Standard Contract            with GMIB*
                                                                            -----------------            ----------
         Death Benefit Option 1:  5% Increase/6 Year Step Up                    1.49%                        1.79%
         Death Benefit Option 2:  Greatest Anniversary Value                    1.49%                        1.79%
         Death Benefit Option 3:  Earnings Protection GMDB*                     1.59%                        1.89%

*The GMIB and Earnings Protection GMDB may not be available in all states.


If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 6% in the first year and declines to 0% after 7 years.

You can make 12 free transfers each year. After that, Allianz Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily investment charges which range, on an annual basis, from 0.32% to 1.64% of the average daily value of the Portfolio, depending upon the Portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You can take money out of your Contract during the Accumulation Phase. Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:


If you die before moving to the Payout Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends on which death benefit option is selected. You can choose one of the three benefits listed below. Option 2 became available on July 6, 1999 and Option 3 is available if you purchase the Contract on or after November 5, 2001, and if you are age 75 or younger. Option 3 may not be available in all states.

o        Option 1: 5% Increase/6-Year Step Up Guarantee

o        Option 2: Greatest Anniversary Value Guarantee

o        Option 3: Earnings Protection Guaranteed Minimum Death Benefit (GMDB)

FREE-LOOK:

You can cancel the Contract within 10 days after receiving it (or whatever period is required in your state). Allianz Life will refund the value of your Contract on the day it receives your request to cancel the Contract. This may be more or less than your original payment. In certain states, or if you have purchased the Contract as an individual retirement annuity, Allianz Life will refund the Purchase Payment.

INQUIRIES:

If you have any questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn,PA 19312-0031
         1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Variable Options under the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*

(as a percentage of Purchase Payments)


                                  YEARS SINCE
                               PURCHASE PAYMENT   CHARGE
--------------------------------------------------------

                                      0-1           6%
                                      1-2           6%
                                      2-3           6%
                                      3-4           5%
                                      4-5           4%
                                      5-6           3%
                                      6-7           2%
                                      7 +           0%

Transfer                                            Fee First 12 transfers in a
                                                    Contract year are free.
                                                    Thereafter, the fee is $25
                                                    or 2% of the amount
                                                    transferred, if less. Dollar
                                                    Cost Averaging transfers and
                                                    Flexible Rebalancing
                                                    transfers are not counted.


CONTRACT MAINTENANCE CHARGE**                       $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES***
(as a percentage of average account value)


                                                                              Charges for           Charges for Contract
                                                                            Standard Contract             with GMIB
         Death Benefit Option 1:  5% Increase/6 Year Step Up                    1.49%                        1.79%
         Death Benefit Option 2:  Greatest Anniversary Value                    1.49%                        1.79%
         Death Benefit Option 3:  Earnings Protection GMDB                      1.59%                        1.89%





* Each year after the first Contract year, you may make multiple partial withdrawals of up to a total of 15% of the value of your Contract and no contingent deferred sales charge will be assessed. See Section 7 -- "Access to Your Money" for additional options.

** During the Accumulation Phase, the charge is waived if the value of your Contract is at least $50,000. If you own more than one Valuemark IV Contract (registered with the same social security number), we will determine the total value of all your Contracts. If the total value of all your Contracts is at least $50,000, the charge is waived (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000 (except in New Jersey).


***The charges listed in the table include an administrative charge of 0.15%. The remaining portion of the charges are the mortality and expense risk charge which varies depending on the income and death benefit options selected. The Separate Account Annual Expenses are less during the Payout Phase and are charged daily at an annual rate of 1.25% of the average daily account value in the Variable Options, regardless of which benefits you selected The GMIB and Earnings Protection GMDB may not be available in all states.


FUND ANNUAL EXPENSES:

(As a percentage of the Portfolio's average net assets for the most recent fiscal year.) See the accompanying Portfolio prospectuses for more information.*


                                                                                               Total Fund
                                                                               Other Expenses   Expenses
                                                                               (after waivers/(after waivers/
                                                   Management        12b-1     reimbursements reimbursements
Portfolio                                             Fees           Fees        as noted)      as noted)
---------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund.                                  .61%           --            .22%           .83%
Franklin Aggressive Growth Securities Fund, Class 11/2 .45%           --            .45%           .90%
Franklin Global Communications Securities Fund,Class13 .48%           --            .04%           .52%
Franklin Global Health Care Securities Fund, Class 14  .57%           --            .21%           .78%
Franklin Growth and Income Securities Fund, Class 13   .48%           --            .02%           .50%
Franklin High Income Fund, Class 13                    .55%           --            .02%           .57%
Franklin Income Securities Fund, Class 13              .49%           --            .01%           .50%
Franklin Large Cap Growth Securities Fund, Class 13    .75%           --            .03%           .78%
Franklin Money Market Fund, Class 13                   .53%           --            .02%           .55%
Franklin Natural Resources Securities Fund, Class 13   .63%           --            .04%           .67%
Franklin Real Estate Fund, Class 13                    .58%           --            .02%           .60%
Franklin Rising Dividends Securities Fund, Class 13    .75%           --            .03%           .78%
Franklin S&P 500 Index Fund, Class 12                  .14%           --            .18%           .32%
Franklin Small Cap Fund, Class 14/5                    .49%           --            .28%           .77%
Franklin Technology Securities Fund, Class 11/2        .51%           --            .48%           .99%
Franklin U.S. Government Fund, Class 13                .51%           --            .01%           .52%
Franklin Value Securities Fund, Class 14               .58%           --            .26%           .84%
Franklin Zero Coupon Fund - 2005, Class 13             .63%           --            .03%           .66%
Franklin Zero Coupon Fund - 2010, Class 13             .63%           --            .02%           .65%
Mutual Discovery Securities Fund, Class 1              .80%           --            .22%          1.02%
Mutual Shares Securities Fund, Class 1                 .60%           --            .20%           .80%
SP Jennison International Growth Portfolio, Class 26   .85%          .25%           .54%          1.64%
SP Strategic Partners Focused Growth Portfolio,Class26 .90%          .25%           .26%          1.41%
Templeton Asset Strategy Fund, Class 1                 .60%           --            .21%           .81%
Templeton Developing Markets Securities Fund,Class 1  1.25%           --            .31%          1.56%
Templeton Global Income Securities Fund, Class 13      .63%           --            .09%           .72%
Templeton Growth Securities Fund, Class 13             .81%           --            .07%           .88%
Templeton International Securities Fund, Class 1       .67%           --            .20%           .87%
Templeton International Smaller Companies Fund,Class 1 .85%           --            .27%          1.12%
USAllianz Aggressive Growth Fund7                      .80%          .25%           .50%          1.55%
USAllianz American Growth Fund7                        .75%          .25%           .50%          1.50%
USAllianz Capital Growth Fund7                         .75%          .25%           .50%          1.50%
USAllianz Comstock Fund7                               .68%          .25%           .50%          1.43%
USAllianz Growth and Income Fund7                      .68%          .25%           .50%          1.43%
USAllianz Strategic Growth Fund7                       .85%          .25%           .50%          1.60%
USAllianz VIP Diversified Assets Fund8                 .55%          .25%           .20%          1.00%
USAllianz VIP Fixed Income Fund8                       .50%          .25%           .00%           .75%
USAllianz VIP Growth Fund8                             .65%          .25%           .00%           .90%
Van Kampen LIT Emerging Growth Portfolio, Class 2      .69%          .25%           .06%          1.00%

                                       9

* The fee and expense information regarding the Portfolios was provided by the Portfolios. Some of the Portfolios may pay service fees, which vary by Portfolio. Except for the USAllianz VIP Trust , neither the Portfolios nor their
Advisers are affiliated with Allianz Life.


1. Operating expenses are annualized.

2. For the Franklin Aggressive Growth Securities, Franklin S&P 500 Index and
Franklin Technology Securities Funds, the managers and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Funds so that total annual
Fund operating expenses do not exceed 1.00%, 0.55% and 1.05%, respectively, of average net assets for the current fiscal year. After December 31, 2001, the managers and administrator may end this arrangement at any time. The managers also have agreed in advance to make estimated reductions of 0.05%, 0.01% and 0.04%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. The managers are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Funds invest in a Franklin
Templeton money fund. Without these reductions, the total annual fund operating expenses are estimated to be 0.95%, 0.33% and 1.03%, respectively.

3. The Fund administration fee is paid indirectly through the management fee.

4. For the Franklin Global Health Care Securities, Franklin Small Cap and
Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.03%, 0.04% and 0.02%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin
Templeton money fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, the total annual fund operating expenses are estimated to be 0.81%, 0.81% and 0.86%, respectively.

5. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May
1, 2000.

6. Because this is the first year of operation for all "SP" portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect and the charges with reimbursement are reflected in the table. These estimated expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, other and total operating estimated expenses would have been 0.45% and 1.70%, respectively for the SP Jennison International Growth Portfolio and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth
Portfolio.

7. The USAllianz Aggressive Growth Fund, USAllianz American Growth Fund,
USAllianz Capital Growth Fund, USAllianz Comstock Fund, USAllianz Growth and
Income Fund, and the USAllianz Strategic Growth Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year. Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each fund which reduces the total expense amount listed in the table above. The annual expense limit that has been designated for each fund is as follows: USAllianz Aggressive Growth Fund 1.25%, USAllianz American Growth Fund
1.10%, USAllianz Capital Growth Fund 1.20%, USAllianz Comstock Fund 1.20%,
USAllianz Growth and Income Fund 1.10%, USAllianz Strategic Growth Fund 1.10%.


8. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser.
Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the Fixed Income Fund, and 1.99% for the Growth Fund. There is no assurance that USAllianz will continue this policy in the future.


EXAMPLES
--------------------------------------------------------------------------------


The expenses for your Contract may be different than those shown in the charts below depending upon which benefits, or combination of benefits , if any, you select. Example I illustrates your expenses if you surrender your Contract. Example II illustrates expenses if your Contract is not surrendered


OThe examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

OThe $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

OPremium taxes are not reflected in the tables. Premium taxes may apply.

OFor additional information, see Section 5 -- "Expenses" and the accompanying fund prospectuses.


Example I


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:


a)       assuming you do not select the Earnings Protection GMDB or GMIB

b)       assuming you select both the Earnings Protection GMDB and the GMIB




                                                 1 YEAR           3 YEARS       5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                             a) $85           a) $126       a) $163      a) $276
                                                 b)   89          b)   138      b)   183     b)   315
Franklin Aggressive Growth Securities Fund*      a)   85          a)   129      a)   167     a)   283
                                                 b)   89          b)   141      b)   186     b)   322
Franklin Global Communications Securities Fund   a)   81          a)   117      a)   147     a)   244
                                                 b)   85          b)   129      b)   168     b)   285
Franklin Global Health Care Securities Fund      a)   84          a)   125      a)   161     a)   271
                                                 b)   88          b)   137      b)   180     b)   310
Franklin Growth and Income Securities Fund       a)   81          a)   116      a)   146     a)   242
                                                 b)   85          b)   129      b)   167     b)   283
Franklin High Income Fund                        a)   82          a)   119      a)   150     a)   249
                                                 b)   86          b)   131      b)   170     b)   290
Franklin Income Securities Fund                  a)   81          a)   116      a)   146     a)   242
                                                 b)   85          b)   129      b)   167     b)   283
Franklin Large Cap Growth Securities Fund        a)   84          a)   125      a)   161     a)   271
                                                 b)   88          b)   137      b)   180     b)   310
Franklin Money Market Fund                       a)   82          a)   118      a)   149     a)   247
                                                 b)   86          b)   130      b)   169     b)   288
Franklin Natural Resources Securities Fund       a)   83          a)   122      a)   155     a)   259
                                                 b)   87          b)   134      b)   175     b)   300
Franklin Real Estate Fund                        a)   82          a)   119      a)   151     a)   252
                                                 b)   86          b)   132      b)   172     b)   293
Franklin Rising Dividends Securities Fund        a)   84          a)   125      a)   161     a)   271
                                                 b)   88          b)   137      b)   180     b)   310
Franklin S&P 500 Index Fund                      a)   79          a)   111      a)   137     a)   223
                                                 b)   83          b)   123      b)   157     b)   264
Franklin Small Cap Fund                          a)   84          a)   125      a)   160     a)   270
                                                 b)   88          b)   137      b)   180     b)   309
Franklin Technology Securities Fund*             a)   86          a)   131      a)   171     a)   292
                                                 b)   90          b)   143      b)   191     b)   330
Franklin U.S. Government Fund                    a)   81          a)   117      a)   147     a)   244
                                                 b)   85          b)   129      b)   168     b)   285
Franklin Value Securities Fund                   a)   85          a)   127      a)   164     a)   277
                                                 b)   89          b)   139      b)   183     b)   316
Franklin Zero Coupon Fund - 2005                 a)   83          a)   121      a)   154     a)   258
                                                 b)   87          b)   133      b)   175     b)   299
Franklin Zero Coupon Fund - 2010                 a)   83          a)   121      a)   154     a)   257
                                                 b)   87          b)   133      b)   174     b)   298
Mutual Discovery Securities Fund                 a)   86          a)   132      a)   173     a)   295
                                                 b)   90          b)   144      b)   192     b)   333
Mutual Shares Securities Fund                    a)   84          a)   126      a)   162     a)   273
                                                 b)   88          b)   138      b)   181     b)   312
SP Jennison International Growth Portfolio*      a)   93          a)   151      a)   203     a)   354
                                                 b)   97          b)   162      b)   222     b)   390
SP Strategic Partners Focused Growth Portfolio*  a)   90          a)   144      a)   192     a)   332
                                                 b)   94          b)   156      b)   211     b)   369
Templeton Asset Strategy Fund                    a)   84          a)   126      a)   162     a)   274
                                                 b)   88          b)   138      b)   182     b)   313
Templeton Developing Markets Securities Fund     a)   92          a)   148      a)   199     a)   346
                                                 b)   96          b)   160      b)   218     b)   383
Templeton Global Income Securities Fund          a)   82          a)   118      a)   149     a)   247
                                                 b)   86          b)   130      b)   169     b)   288
Templeton Growth Securities Fund                 a)   85          a)   128      a)   166     a)   281
                                                 b)   89          b)   140      b)   185     b)   320


                                       11

Templeton International Securities Fund          a)   85          a)   128      a)   165     a)   280
                                                 b)   89          b)   140      b)   185     b)   319
Templeton International Smaller Companies Fund   a)   87          a)   135      a)   178     a)   304
                                                 b)   91          b)   147      b)   197     b)   343
USAllianz Aggressive Growth Fund*                a)   92          a)   148      a)   199     a)   346
                                                 b)   96          b)   160      b)   218     b)   382
USAllianz American Growth Fund*                  a)   91          a)   146      a)   196     a)   341
                                                 b)   95          b)   158      b)   215     b)   378
USAllianz Capital Growth Fund*                   a)   91          a)   146      a)   196     a)   341
                                                 b)   95          b)   158      b)   215     b)   378
USAllianz Comstock Fund*                         a)   90          a)   144      a)   193     a)   334
                                                 b)   94          b)   156      b)   212     b)   371
USAllianz Growth and Income Fund*                a)   90          a)   144      a)   193     a)   334
                                                 b)   94          b)   156      b)   212     b)   371
USAllianz Strategic Growth Fund*                 a)   92          a)   149      a)   201     a)   350
                                                 b)   96          b)   161      b)   220     b)   387
USAllianz VIP Diversified Assets Fund            a)   86          a)   132      a)   172     a)   293
                                                 b)   90          b)   143      b)   191     b)   331
USAllianz VIP Fixed Income Fund                  a)   84          a)   124      a)   159     a)   267
                                                 b)   88          b)   136      b)   179     b)  307
USAllianz VIP Growth Fund                        a)   85          a)   129      a)   167     a)   283
                                                 b)   89          b)   141      b)   186     b)   322
Van Kampen LIT Emerging Growth Portfolio*        a)   86          a)   132      a)   172     a)   293
                                                 b)   90          b)   143      b)   191     b)   331

*Estimated

Example II


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if your Contract is not surrendered:


a)       assuming you do not select the Earnings Protection GMDB or GMIB

b)       assuming you select both the Earnings Protection GMDB and the GMIB



                                                1 YEAR           3 YEARS        5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                             a)  $25          a)  $75       a)  $129     a)  $276
                                                 b)   29          b)   87       b)   149     b)   315
Franklin Aggressive Growth Securities Fund*      a)   25          a)   78       a)   133     a)   283
                                                 b)   29          b)   90       b)   152     b)   322
Franklin Global Communications Securities Fund   a)   21          a)   66       a)   113     a)   244
                                                 b)   25          b)   78       b)   134     b)   285
Franklin Global Health Care Securities Fund      a)   24          a)   74       a)   127     a)   271
                                                 b)   28          b)   86       b)   146     b)   310
Franklin Growth and Income Securities Fund       a)   21          a)   65       a)   112     a)   242
                                                 b)   25          b)   78       b)   133     b)   283
Franklin High Income Fund                        a)   22          a)   68       a)   116     a)   249
                                                 b)   26          b)   80       b)   136     b)   290
Franklin Income Securities Fund                  a)   21          a)   65       a)   112     a)   242
                                                 b)   25          b)   78       b)   133     b)   283
Franklin Large Cap Growth Securities Fund        a)   24          a)   74       a)   127     a)   271


                                       12

                                                 b)   28          b)   86       b)   146     b)   310
Franklin Money Market Fund                       a)   22          a)   67       a)   115     a)   247
                                                 b)   26          b)   79       b)   135     b)   288
Franklin Natural Resources Securities Fund       a)   23          a)   71       a)   121     a)   259
                                                 b)   27          b)   83       b)   141     b)   300
Franklin Real Estate Fund                        a)   22          a)   68       a)   117     a)   252
                                                 b)   26          b)   81       b)   138     b)   293
Franklin Rising Dividends Securities Fund        a)   24          a)   74       a)   127     a)   271
                                                 b)   28          b)   86       b)   146     b)   310
Franklin S&P 500 Index Fund                      a)   19          a)   60       a)   103     a)   223
                                                 b)   23          b)   72       b)   123     b)   264
Franklin Small Cap Fund                          a)   24          a)   74       a)   126     a)   270
                                                 b)   28          b)   86       b)   146     b)   309
Franklin Technology Securities Fund*             a)   26          a)   80       a)   137     a)   292
                                                 b)   30          b)   92       b)   157     b)   330
Franklin U.S. Government Fund                    a)   21          a)   66       a)   113     a)   244
                                                 b)   25          b)   78       b)   134     b)   285
Franklin Value Securities Fund                   a)   25          a)   76       a)   130     a)   277
                                                 b)   29          b)   88       b)   149     b)   316
Franklin Zero Coupon Fund - 2005                 a)   23          a)   70       a)   120     a)   258
                                                 b)   27          b)   82       b)   141     b)   299
Franklin Zero Coupon Fund - 2010                 a)   23          a)   70       a)   120     a)   257
                                                 b)   27          b)   82       b)   140     b)   298
Mutual Discovery Securities Fund                 a)   26          a)   81       a)   139     a)   295
                                                 b)   30          b)   93       b)   158     b)   333
Mutual Shares Securities Fund                    a)   24          a)   75       a)   128     a)   273
                                                 b)   28          b)   87       b)   147     b)   312
SP Jennison International Growth Portfolio*      a)   33          a)  100       a)   169     a)   354
                                                 b)   37          b)  111       b)   188     b)   390
SP Strategic Partners Focused Growth Portfolio*  a)   30          a)   93       a)   158     a)   332
                                                 b)   34          b)  105       b)   177     b)   369
Templeton Asset Strategy Fund                    a)   24          a)   75       a)   128     a)   274
                                                 b)   28          b)   87       b)   148     b)   313
Templeton Developing Markets Securities Fund     a)   32          a)   97       a)   165     a)   346
                                                 b)   36          b)  109       b)   184     b)   383
Templeton Global Income Securities Fund          a)   22          a)   67       a)   115     a)   247
                                                 b)   26          b)   79       b)   135     b)   288
Templeton Growth Securities Fund                 a)   25          a)   77       a)   132     a)   281
                                                 b)   29          b)   89       b)   151     b)   320
Templeton International Securities Fund          a)   25          a)   77       a)   131     a)   280
                                                 b)   29          b)   89       b)   151     b)   319
Templeton International Smaller Companies Fund   a)   27          a)   84       a)   144     a)   304
                                                 b)   31          b)   96       b)   163     b)   343
USAllianz Aggressive Growth Fund*                a)   32          a)   97       a)   165     a)   346
                                                 b)   36          b)  109       b)   184     b)   382
USAllianz American Growth Fund*                  a)   31          a)   95       a)   162     a)   341
                                                 b)   35          b)  107       b)   181     b)   378
USAllianz Capital Growth Fund*                   a)   31          a)   95       a)   162     a)   341
                                                 b)   35          b)  107       b)   181     b)   378
USAllianz Comstock Fund*                         a)   30          a)   93       a)   159     a)   334
                                                 b)   34          b)  105       b)   178     b)   371
USAllianz Growth and Income Fund*                a)   30          a)   93       a)   159     a)   334
                                                 b)   34          b)  105       b)   178     b)   371


                                       13

USAllianz Strategic Growth Fund*                 a)   32          a)   98       a)   167     a)   350
                                                 b)   36          b)  110       b)   186     b)   387
USAllianz VIP Diversified Assets Fund            a)   26          a)   81       a)   138     a)   293
                                                 b)   30          b)   92       b)   157     b)   331
USAllianz VIP Fixed Income Fund                  a)   24          a)   73       a)   125     a)   267
                                                 b)   28          b)   85       b)   145     b)   307
USAllianz VIP Growth Fund                        a)   25          a)   78       a)   133     a)   283
                                                 b)   29          b)   90       b)   152     b)   322
Van Kampen LIT Emerging Growth Portfolio*        a)   26          a)   81       a)   138     a)   293
                                                 b)   30          b)   92       b)   157     b)   331

*Estimated

SEE THE APPENDIX FOR ACCUMULATION UNIT VALUES - CONDENSED FINANCIAL INFORMATION.


1. The Valuemark IV Variable Annuity Contract
-----------------------------------------------------------------------------

This prospectus describes a variable deferred annuity contract with a Fixed Account offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least two years in the future. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general account assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future - please contact Allianz Life for the most current terms.

If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER


You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners at any time unless you have selected the Earnings Protection Guaranteed Minimum Death Benefit. If this benefit is selected, we have the right to accept the change subject to our underwriting rules at any time. This may be a taxable event. You should consult with your tax adviser before doing this.


JOINT OWNER

The Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania, Oregon and New Jersey). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name the Annuitant. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) of the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives written notice of the assignment. Allianz Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.



2. Annuity Payments (the payout phase)
------------------------------------------------------------------------------


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least 2 years after you buy the Contract. If you select one of the Guaranteed Minimum Income Benefits (GMIB), your Income Date must be within 30 days following a Contract anniversary beginning with the 7th Contract Anniversary (and certain other conditions must be met).

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. Annuity Payments must begin by the Annuitant's 85th birthday or 10 years (5 years in Pennsylvania) from the date the Contract was issued, whichever is later. This limitation may not apply when the Contract is issued to a charitable remainder trust.


You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1)the value of your Contract in the Variable Option(s) on the Income Date;

2)the 5% assumed investment rate used in the annuity table for the Contract; and

3)the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.


You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


GUARANTEED MINIMUM INCOME BENEFITS

If you purchase the Contract on or after November 5, 2001, at the time you purchase the Contract, you can select a Guaranteed Minimum Income Benefit
(GMIB). Once you select a GMIB, it cannot be changed. You must be 75 years old or younger to elect a GMIB. There are two GMIB options (Option 1 and 2). Option 1 is available only with Death Benefit Options 1 or 3 and Option 2 is available only with Death Benefit Options 2 or 3 (See Section 9 - Death Benefit). The mortality and expense risk charge is higher for Contracts with a GMIB.


THE GMIB MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

The guaranteed minimum income benefits are described below and may be used in determining the amount of each Annuity Payment you receive during the Payout Phase. The GMIB can be used with any fixed Annuity Option provided for in the Contract and provides for guaranteed minimum Annuity Payments during the Payout Phase. The GMIB will apply only under the following circumstances:

o Your Income date must be within 30 days following a Contract anniversary beginning with the 7th Contract anniversary;

o Annuity Payments can only be made under a fixed annuity payout (regardless of the Annuity Option you select); and

o If you choose an Annuity Option involving a period certain, the period certain must be for at least 10 years.

If Joint Owners are named, the age of the oldest Contract Owner will be used to determine the GMIB value. If a non-natural person owns the Contract, the Contract Owner means the Annuitant.

GMIB OPTION 1

The guaranteed fixed annuity rates in the Contract will be applied to the GMIB Value.

The GMIB Value is:

A. Prior to the first Contract anniversary: the GMIB is equal to the Purchase Payments you have made, less any adjusted partial withdrawals.

B. From the first Contract anniversary to your 81st birthday and before the date of death, the GMIB Value is the greater of (1) or (2) below:

   1.  5% Increase

     o     Purchase Payments you have made,
     o     less any adjusted partial withdrawals,
     o     plus 5% on the accumulated value on each Contract anniversary.

2.       Highest 6th Year Anniversary Value

     o    highest Contract Value on any sixth year Contract anniversary,
     o    plus any Purchase Payments made since that Contract anniversary, and
     o    less any adjusted partial withdrawals since that Contract anniversary.


Contract anniversaries occurring on or after your 81st birthday or date of death will not be taken into consideration in determining this benefit.

C. After your 81st birthday, the GMIB Value determined as of the last Contract anniversary prior to your 81st birthday will be increased by any Purchase Payments you made since such Contract anniversary, less any adjusted partial withdrawals since such anniversary.

The highest Contract Value on any sixth year Contract anniversary is the highest Contract Value on the Contract anniversary of each successive six year period, which is once every six years. If the Contract Owner dies before the Contract reaches its 6th anniversary, the "Highest 6th Year Anniversary Value" option is not available.


GMIB Option 2

The guaranteed fixed annuity rates in the Contract will be applied to the GMIB Value. The GMIB Value is equal to the greater of:


o    Purchase Payments you have made, less any adjusted partial withdrawals , or

o The greatest anniversary value. The "anniversary value" is the value of the Contract on a Contract anniversary, increased by Purchase Payments you have made since that anniversary and decreased by any adjusted partial withdrawals since that anniversary. Allianz Life will not take into consideration any Contract anniversaries which occur on or after your 81st birthday or date of death in determining this benefit.

An adjusted partial withdrawal is the withdrawal (including any Contingent Deferred Sales Charges) multiplied by the ratio of (a). to (b)., where:

(a). is the greater of (1). and (2). below on the date of (but prior to) the withdrawal;

              (1).  The Contract Value; and

              (2).  The GMIB Value.

(b).  is the Contract Value on the date of (but prior to) the withdrawal.


ANNUITY OPTIONS

You can choose among income plans. We call them Annuity Options. You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. Upon the death of the Contract Owner, if different than the Annuitant, the Beneficiary will receive the Annuity Payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2 which provides a life annuity with 5 years (10 years if you select the GMIB) of guaranteed payments.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to you can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you or any person you choose for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


3. PURCHASE
------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. The minimum payment Allianz Life will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you enroll in the Automatic Investment Plan (which is described below), your Purchase Payment can be $2,000. If you are buying the Contract as part of an IRA (Individual Retirement Annuity), 401(k) or other Qualified plan, the minimum amount we will accept is $2,000. The maximum amount we will accept without our prior approval is $1 million. You can make additional Purchase Payments of $250 (or as low as $100 if you have selected the Automatic Investment Plan) or more to either type of Contract. Allianz Life may, at its sole discretion, waive the minimum payment requirements. We reserve the right to decline any Purchase Payments. At the time you buy the Contract, you and the Annuitant cannot be older than 85 years old.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Variable Options you have selected. We ask that you allocate your money in either whole percentages or round dollars. The Fixed Account may not be available in your state (check with your registered representative). Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center.

A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of

Variable Options that you may invest in at one time. Currently, you may invest in 10 investment choices at any one time (which includes any of the Variable Options listed in Section 4 and the Allianz Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the Contract within this time period, Allianz Life will not assess a contingent deferred sales charge. You will receive back whatever your Contract is worth on the day we receive your request. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to allocate your initial Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Options and/or the Fixed Account as you have selected.


ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1) dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.

4. INVESTMENT OPTIONS
------------------------------------------------------------------------------


The Contract offers Variable Options. Each Variable Option invests in one of the Portfolios listed below. Each Portfolio has its own investment objective. The Contract also offers a Fixed Account of Allianz Life. Additional Portfolios may be available in the future.

You should read the fund prospectuses (which are attached to this prospectus) carefully before investing. The Funds invest in different types of securities, and following varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, a Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. The operation of the Funds and the various risks associated with the Funds are described in the Fund prospectuses.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available in connection with your Contract.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

Investment advisers and sub-advisers for each Portfolio are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract and the investment advisers and sub-advisers for each Portfolio:


                                                    INVESTMENT                          INVESTMENT

AVAILABLE PORTFOLIOS                                 ADVISERS                          SUB-ADVISERS
-------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. Growth Fund                            A I M Advisors, Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

Franklin Aggressive Growth Securities Fund      Franklin Advisers, Inc.

Franklin Global Communications Securities Fund  Franklin Advisers, Inc.

Franklin Global Health Care Securities Fund     Franklin Advisers, Inc.

Franklin Growth and Income Securities Fund      Franklin Advisers, Inc.

Franklin High Income Fund                       Franklin Advisers, Inc.

Franklin Income Securities Fund                 Franklin Advisers, Inc.

Franklin Large Cap Growth Securities Fund       Franklin Advisers, Inc.

Franklin Money Market Fund                      Franklin Advisers, Inc.

Franklin Natural Resources Securities Fund      Franklin Advisers, Inc.

Franklin Real Estate Fund                       Franklin Advisers, Inc.

Franklin Rising Dividends Securities Fund       Franklin Advisory Services, LLC

Franklin S&P 500 Index Fund                     Franklin Advisers, Inc.

Franklin Small Cap Fund                         Franklin Advisers, Inc.

Franklin Technology Securities Fund             Franklin Advisers, Inc.

Franklin U.S. Government Fund                   Franklin Advisers, Inc.

Franklin Value Securities Fund                  Franklin Advisory Services, LLC

Franklin Zero Coupon Funds - 2005 and 2010      Franklin Advisers, Inc.

Mutual Discovery Securities Fund                Franklin Mutual Advisers, LLC
  (capital appreciation)

Mutual Shares Securities Fund                   Franklin Mutual Advisers, LLC
  (capital appreciation with income as a secondary goal)
Templeton Asset Strategy Fund                   Templeton Investment Counsel, LLC

Templeton Developing Markets Securities Fund    Templeton Asset Management Ltd.

Templeton Global Income Securities Fund         Franklin Advisers, Inc.

Templeton Growth Securities Fund                Templeton Global Advisors Limited

Templeton International Securities Fund*        Templeton Investment Counsel, LLC

Templeton International Smaller Companies Fund  Templeton Investment Counsel, LLC

THE PRUDENTIAL SERIES FUND, INC.:

SP Jennison International Growth Portfolio      Prudential Investments Fund Management, LLC.  Jennison Associates LLC

SP Strategic Partners Focused Growth Portfolio  Prudential Investments Fund Management, LLC   Jennison Associates LLC

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

USAllianz Aggressive Growth Fund                USAllianz Advisers, LLC                   Van Kampen Investment Advisory Corp.

USAllianz American Growth Fund                  USAllianz Advisers, LLC                   Fred Alger Management, Inc.

USAllianz Capital Growth Fund                   USAllianz Advisers, LLC                   Van Kampen Investment Advisory Corp.

USAllianz Comstock Fund                         USAllianz Advisers, LLC                   Van Kampen Asset Management Inc.

USAllianz Growth and Income                     USAllianz Advisers, LLC                   Van Kampen Asset Management Inc.

USAllianz Strategic Growth Fund                 USAllianz Advisers, LLC                   Fred Alger Management, Inc.

USAllianz VIP Diversified Assets Fund           Allianz of America, Inc.

USAllianz VIP Fixed Income Fund                 Allianz of America, Inc.

USAllianz VIP Growth Fund                       Allianz of America, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen LIT Emerging Growth Portfolio        Van Kampen Asset Management Inc.

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Portfolios may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 ($500 in New Jersey) or your entire value in the Variable Option or Fixed Account, if less. This requirement is waived if the transfer is in connection with the Dollar Cost Averaging Program or Flexible Rebalancing (which are described below).

2)   We may not allow you to make transfers during the free look period.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Allianz Life has reserved the right to modify the transfer provisions subject to the guarantees described above and subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options.

The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms provided by Allianz Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4)  the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES

Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to a Variable Option if marketing or tax considerations or investment considerations warrant.

5. EXPENSES
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There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative charge.


The total insurance charges are reflected in the table below as a percentage of average annual account value.


                                                                   Charges for           Charges for Contract
                                                                 Standard Contract            with GMIB*
                                                                 -----------------            ----------
         Death Benefit Option 1:  5% Increase/6 Year Step Up         1.49%                        1.79%
         Death Benefit Option 2:  Greatest Anniversary Value         1.49%                        1.79%
         Death Benefit Option 3:  Earnings Protection GMDB*          1.59%                        1.89%


  *The GMIB and Earnings Protection GMDB may not be available in all states.



MORTALITY AND EXPENSE RISK CHARGE. Allianz Life deducts a mortality and expense risk charge which varies depending upon the death and income benefits you choose.This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract). The amount of the mortality and expense risk charge is less during the Payout Phase because Allianz Life does not pay a death benefit separate from benefits under the Annuity Option if you die during the Payout Phase. During the Payout Phase, the charge is equal , on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option.


ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Allianz Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. (In South Carolina, if your Contract is in force on the 20th Contract anniversary, we will waive the contract maintenance charge that is to be deducted after the 20th Contract anniversary.) This charge is for administrative expenses (see above). This charge cannot be increased.

However, during the Accumulation Phase, if the value of your Contract is at least $50,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. If you own more than one Valuemark IV Contract, Allianz Life will determine the total value of all your Valuemark IV Contracts. If the total value of all Valuemark IV Contracts registered under the same social security number is at least $50,000, Allianz Life will not assess the contract maintenance charge (except in New Jersey). Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $50,000. If the Contract is owned by a non-natural person (e.g., a corporation), Allianz Life will look to the Annuitant to determine if it will assess the charge.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

Withdrawals may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. The charge is:



          YEARS SINCE        CONTINGENT DEFERRAL
           PURCHASE             SALES CHARGE
--------------------------------------------------------------------------------
           PAYMENTS     (AS A % OF PURCHASE PAYMENTS)
              0-1                    6%
              1-2                    6%
              2-3                    6%
              3-4                    5%
              4-5                    4%
              5-6                    3%
              6-7                    2%
              7+                     0%

However, after Allianz Life has had a Purchase Payment for 7 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first. Allianz Life does not assess the contingent deferred sales charge on any payments paid out as Annuity Payments or as death benefits.

In the state of Washington, the contingent deferred sales charge will be waived beginning with the later of the first Contract anniversary after you attain age 70 or the 10th Contract anniversary.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract.
Thus, for tax purposes, earnings are considered to come out first.

Free Withdrawal Amount (referred to in sales literature as "15% Withdrawal Privilege") - Each year after the first Contract year, you can make multiple withdrawals up to 15% of the value of your Contract and no contingent deferred sales charge will be deducted from the 15% you take out. (This amount may be increased when the Contract is issued to a charitable remainder trust.) If you make a withdrawal of more than the free amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See Section 7 -- "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE BENEFITS

Under certain circumstances, after the first year, Allianz Life will permit you to take your money out of the Contract without deducting a contingent deferred sales charge:

1)   if you become confined to a nursing home for at least 90 days;

2) if you become terminally ill, which is defined as life expectancy of 12 months or less (a full withdrawal of the Contract will be required); or

3)   if you become totally disabled for at least 90 consecutive days.

The waiver will not apply if any of the above conditions existed on the date your Contract was issued.

Also, after the first year, if you become unemployed for at least 90 consecutive days, you can take up to 50% of your Contract value out of the Contract without incurring a contingent deferred sales charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the 15% free withdrawal amount in the same Contract year.

These benefits vary from state to state or may not be available in your state. (Check with your registered representative.)

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25, or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not currently count in determining the transfer fee.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.

6. TAXES
--------------------------------------------------------------------------------


NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract - Qualified or Non-Qualified (see following sections).

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is Tax Deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are included in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5)  paid under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS --QUALIFIED CONTRACTS

The Internal Revenue Service has issued new proposed regulations regarding required distributions from Qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your Qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.

If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1)  paid on or after you reach age 59 1/2;

2)  paid after you die;

3)  paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6)  paid for certain allowable medical expenses (as defined in the Code);

7)  paid pursuant to a qualified domestic relations order;

8)  paid on account of an IRS levy upon the QualifiedContract;

9)  paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1)  reaches age 59 1/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code); or

4) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS

If an enhanced death benefit is selected for a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA may be not invested in life insurance, but may provide in the case of death during the Accumulation Phase for a death benefit payment equal to the greater of purchase payments or contract value. The Contract offers death benefits which may exceed the greater of Purchase Payments or Contract Value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including ROTH IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
-------------------------------------------------------------------------------


You can have access to the money in your Contract:

1)  by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3)  when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you make the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See Section 5 -- "Expenses" for a discussion of the charges.)

Any partial withdrawal must be for at least $500. Unless you instruct Allianz Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected. After you make a partial withdrawal, the value of your Contract must be at least $2,000.

We will pay the amount of any withdrawal from the Variable Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see Section 6 -- "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge are limited to 15% of the value of your Contract. This is determined on the last business day prior to the day your request is received. You may withdraw any amount you want under this program if your payments are no longer subject to the contingent deferred sales charge. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see Section 5 -- "Expenses." All systematic withdrawals will be made on the 9th day of the month unless that day is not a business day. If it is not, then the withdrawal will be made the previous business day.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)  trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


8. PERFORMANCE
-----------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Portfolio expenses. It may not reflect the deduction of any applicable contingent deferred sales charges and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the accompanying fund prospectuses for more information.

Certain Portfolios have been in existence for some time and have investment performance history. However, the Contracts have been available only since February 3, 1997. In order to demonstrate how the actual investment experience of the Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information which can be found in the SAI. There is performance shown which is based on the historical performance of the Portfolios, modified to reflect the current charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The information is based upon the historical experience of the Portfolios and does not represent past performance or predict future performance.

Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


9. DEATH BENEFIT
------------------------------------------------------------------------------


UPON YOUR DEATH


If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). If you die during the Payout Phase, any benefit will be as provided for in the Annuity Option selected. If you purchase the Contract on or after July 6, 1999, you may choose Death Benefit Option 1 or Death Benefit Option 2 at the time of application. If you purchased the Contract before July 6, 1999, Death Benefit Option 2 is not available. Option 3 is available if you purchase the contract on or after November 5, 2001 and if you age 75 or younger. OPTION 3 MAY NOT BE AVAILABLE IN YOUR STATE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY. Once you make the death benefit selection, you may not change it.


I.  CONTRACTS THAT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

       Contracts that are owned individually, or jointly with another person, or as agent for an individual person, will receive an enhanced death benefit endorsement for Death Benefit Option 1 or Death Benefit Option 2. For these Contracts, the death benefit options are:

DEATH BENEFIT OPTION 1:  5% INCREASE/6-YEAR STEP UP GUARANTEE


The death benefit will be the greater of 1) or 2) below:

1) The current value of your Contract, less any premium taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the USAllianz Service Center.

2) The guaranteed minimum death benefit (as explained below and in the enhanced death benefit endorsement to your Contract), as of the day you die.

    A. During the first year of all such Contracts and if you are age 81 or older (76 or older for deaths occurring in Washington, or in most other states before 11/1/98) at the time of purchase, the following guaranteed minimum death benefit will apply:

         o payments you have made,

         o less any money you have taken out,

         o less any applicable charges paid on money taken out,

         o less any premium taxes owed.

    B. After the first Contract year, for Contracts issued before your 81st birthday (76th birth-day for deaths occurring before 11/1/98), and until you reach age 81 (age 76 for deaths occurring before 11/1/98), the greater of (a) or (b) below will be your guaranteed minimum death benefit:
        a) 5% Increase

          o payments you have made,

          o less any money you have taken out,

          o less any applicable charges paid on money taken out,

          o plus 5% on each Contract anniversary,

          o less any premium taxes owed.

        b) Highest 6th Year Contract Value

          o highest Contract value on any six year Contract anniversary,

          o plus any payments made since that Contract anniversary,

          o less any money you have taken out since that anniversary,

          o less any applicable charges paid on money taken out since that anniversary,

          o less any premium taxes owed.

C. After your 81st birthday (76th birthday for deaths occurring before 11/1/98), the following guaranteed minimum death benefit will apply:

       o your guaranteed minimum death benefit on the Contract anniversary prior to your 81st birthday (76th birthday for deaths occurring before 11/1/98),

       o plus any payments you have made since then,

       o less any money you have taken out since then,

       o less any applicable charges paid on money taken out since then,

       o less any premium taxes owed.


DEATH BENEFIT OPTION 2:  GREATEST ANNIVERSARY VALUE GUARANTEE

The death benefit will be the greater of:

1) the current value of your Contract, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center; or

2) (if applicable) the guaranteed minimum death benefit, less any taxes, on the day all claim proofs and payment election forms are received by Allianz Life at the USAllianz Service Center.

The guaranteed minimum death benefit is the greater of:

o payments you have made, less any money you have taken out and any charges paid on the money you have taken out.

o the greatest Contract "anniversary value." The Contract "anniversary value" is the value of the Contract on a Contract anniversary, increased by payments you have made since that anniversary and decreased by any money you have taken out and any charges paid on the money you have taken out since that anniversary. Allianz Life will not take into consideration any Contract anniversaries which occur on or after your 81st birthday or date of death in determining this benefit.

In certain states, the above death benefit may not be available. Check your Contract and Endorsement for your applicable death benefit.

DEATH BENEFIT OPTION 3:  EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

If you select the Earnings Protection GMDB, we will pay your Beneficiary the greater of the following amounts, less any applicable premium tax and any applicable charges.

1. The Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

2.       The total Purchase Payments reduced by adjusted partial withdrawals.

3.       The result of (a) plus (b), where:

  (a) is the Contract Value at the end of the business day when the service center receives both due proof of death and an election for the payment method.

  (b) is 40% (or 25% if you are age 70 or older at issue) of the lesser of (i) or (ii), where

     (i) is the Contract Value as described in (a) minus total Purchase Payments; and

     (ii)     is the total Purchase Payments.

An "adjusted partial withdrawal" is the withdrawal (including any contingent deferred sales charges) multiplied by the ratio of (a) to (b), where


   (a) is the death benefit on the date of (but prior to) the withdrawal; and

   (b) is the Contract value on the date of (but prior to) the withdrawal.

II. CONTRACTS THAT DO NOT RECEIVE AN ENHANCED DEATH BENEFIT ENDORSEMENT

For all Contracts that do not receive an enhanced death benefit endorsement, the death benefit will be:

        The current value of your Contract, less any taxes owed. This amount is determined as of the day that all claim proofs and payment election forms are received at the USAllianz Service Center.

III. ADDITIONAL PROVISIONS

If you have a Joint Owner, the age of the older Contract Owner will be used to determine the guaranteed minimum death benefit. The guaranteed minimum death benefit will be reduced by any amounts withdrawn after the date of death. If the Contract is owned by a non-natural person, then all references to you mean the Annuitant.

In the case of Joint Owners, if a Joint Owner dies, the surviving Joint Owner will be the Beneficiary. Joint Owners must be spouses (except in Pennsylvania, Oregon and New Jersey).


A Beneficiary may request that the death benefit be paid in one of the following ways: (1) Payment of the entire death benefit within 5 years of the date of death, or (2) Payment of the death benefit under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death, or (3) If the Beneficiary is the spouse of the Contract Owner, he/she can choose to continue the Contract in his/her own name at the then current value, or if greater, the death benefit value. If the Earnings Protection GMDB has been selected, the Contract Value is treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse., or (4) If a lump sum payment is elected and all the necessary requirements, including any required tax consent from some states, are met, the payment will be made within 7 daysPayment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.


If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies after Annuity Payments have begun, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid to the Contract Owner at least as rapidly as they were being paid at the Annuitant's death.


10. OTHER INFORMATION
--------------------------------------------------------------------------------


ALLIANZ LIFE


Allianz Life Insurance Company of North America (Allianz Life), 5701 Golden Hills Drive, Minneapolis, MN 55416, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416, acts as the distributor of the Contract. USAllianz Investor Services, LLC, is a wholly- owned subsidiary of Allianz Life.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.5% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 7.5% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Allianz Life may also periodically pay certain sellers a commission bonus on aggregate sales for special promotional programs. Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Portfolios, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Allianz or an affiliate. Call (800)-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.

ALLIANZ LIFE PRIVACY NOTICE

This notice describes the privacy policy and practices followed by Allianz Life and affiliated companies. Your privacy is a high priority for us. Our business is to provide our customers with high-quality insurance products and services. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. We are committed to maintaining the privacy of this information in accordance with applicable law.

Categories of non-public information that we collect

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and

o Information we receive from consumer reporting agencies, such as your credit history.

Categories of non-public information that we disclose and parties to whom we disclose such information

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Allianz Life insurance and annuity products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law.

o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.

Confidentiality and security of your non-public personal information

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Allianz Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

Information About Former Customers

Non-public information about our former customers is maintained by Allianz Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

Further Information


If you have any questions about our privacy policy, please write to us at Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Minneapolis, MN 55416.



FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Insurance Company                                2

Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Reduction or Elimination of the
   Contingent Deferred Sales Charge              2

Calculation of Performance Data                  3

Federal Tax Status                               7

Annuity Provisions                              13

Mortality and Expense Risk Guarantee            14

Financial Statements                            14

APPENDIX
------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated. The table reflects Contracts with a separate account annual expense charge of 1.49%. There are no Accumulation Unit values shown for units purchased under the GMIB or Earnings Protection GMDB because they were not offered until the date of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


(NUMBER OF UNITS IN THOUSANDS)


                                                   YEAR OR PERIOD   YEAR OR PERIOD    YEAR OR PERIOD      INCEPTION
                                                        ENDED            ENDED             ENDED         (2/3/97) TO
VARIABLE OPTIONS:                                   DEC. 31, 2000    DEC. 31, 1999     DEC. 31, 1998    DEC. 31, 1997
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH

Unit value at beginning of period                      $11.083           $10.000               NA                NA

Unit value at end of period                             $8.682           $11.083              NA                 NA

Number of units outstanding at end of period             2,170               363               NA                NA

FRANKLIN AGGRESSIVE GROWTH SECURITIES

Unit value at beginning of period                      $10.000                NA               NA                NA

Unit value at end of period                             $7.514                NA               NA                NA

Number of units outstanding at end of period               697                NA               NA                NA

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES

Unit value at beginning of period                      $38.572           $28.082          $25.635           $20.526

Unit value at end of period                            $25.518           $38.572          $28.082           $25.635

Number of units outstanding at end of period             1,588             1,418            1,006               310

FRANKLIN GLOBAL HEALTH CARE SECURITIES

Unit value at beginning of period                       $9.601           $10.604          $10.000                NA

Unit value at end of period                            $16.324            $9.601         $10.604                 NA

Number of units outstanding at end of period               962               469              224                NA

FRANKLIN GROWTH AND INCOME SECURITIES

Unit value at beginning of period                      $25.891           $25.993          $24.354           $19.351

Unit value at end of period                            $30.099           $25.891          $25.993           $24.354

Number of units outstanding at end of period             4,691             5,570            5,185             2,376

FRANKLIN HIGH INCOME

Unit value at beginning of period                      $20.695           $21.020          $21.141           $19.237

Unit value at end of period                            $17.739           $20.695          $21.020           $21.141

Number of units outstanding at end of period             3,269             4,118            4,191             2,202

FRANKLIN INCOME SECURITIES

Unit value at beginning of period                      $24.084           $24.898          $24.864           $21.554

Unit value at end of period                            $28.421           $24.084          $24.898           $24.864

Number of units outstanding at end of period             3,577             4,380            4,239             2,094

                                       40

FRANKLIN LARGE CAP GROWTH SECURITIES

Unit value at beginning of period                      $20.152         $15.537            $13.110           $11.247

Unit value at end of period                            $20.997         $20.152            $15.537           $13.110

Number of units outstanding at end of period             7,938           7,521              4,502             1,957

FRANKLIN MONEY MARKET

Unit value at beginning of period                      $14.717           $14.260          $13.756           $13.266

Unit value at end of period                            $15.363           $14.717          $14.260           $13.756

Number of units outstanding at end of period             3,990             5,236            4,342             3,214

FRANKLIN NATURAL RESOURCES SECURITIES

Unit value at beginning of period                      $10.983            $8.430         $11.466            $14.364

Unit value at end of period                            $14.769           $10.983          $8.430            $11.466

Number of units outstanding at end of period               631               616             514                304

FRANKLIN REAL ESTATE

Unit value at beginning of period                      $21.176           $22.901          $27.944           $23.499

Unit value at end of period                            $27.529           $21.176          $22.901           $27.944

Number of units outstanding at end of period             1,336             1,490            1,823             1,217

FRANKLIN RISING DIVIDENDS SECURITIES

Unit value at beginning of period                      $18.712           $21.034          $19.968           $15.235

Unit value at end of period                            $22.317           $18.712          $21.034           $19.968

Number of units outstanding at end of period             3,128             4,137            4,428             1,991

FRANKLIN S&P 500 INDEX

Unit value at beginning of period                      $10.465           $10.000               NA                NA

Unit value at end of period                             $9.438           $10.465               NA                NA

Number of units outstanding at end of period             1,860               626               NA                NA

FRANKLIN SMALL CAP

Unit value at beginning of period                      $24.247           $14.558          $14.923           $12.899

Unit value at end of period                            $23.767           $28.247          $14.558           $14.923

Number of units outstanding at end of period             5,728             5,460            5,492             2,965

FRANKLIN TECHNOLOGY SECURITIES

Unit value at beginning of period                      $10.000                NA               NA                NA

Unit value at end of period                             $7.505                NA               NA                NA

Number of units outstanding at end of period               523                NA               NA                NA

FRANKLIN U.S. GOVERNMENT

Unit value at beginning of period                      $18.394           $18.847          $17.805           $16.533

Unit value at end of period                            $20.264           $18.394          $18.847           $17.805

Number of units outstanding at end of period             3,294             3,857            3,040             1,359

FRANKLIN VALUE SECURITIES

Unit value at beginning of period                       $7.724            $7.713          $10.000                NA

Unit value at end of period                             $9.530            $7.724           $7.713                NA

Number of units outstanding at end of period               867               603              367                NA

FRANKLIN ZERO COUPON 2005

Unit value at beginning of period                      $22.983           $24.786          $22.357           $20.375

Unit value at end of period                            $25.489           $22.983          $24.786           $22.357

Number of units outstanding at end of period               508               555              380               161

FRANKLIN ZERO COUPON 2010

Unit value at beginning of period                      $23.929           $27.674          $24.544          $21.371

Unit value at end of period                            $27.989           $23.929          $27.674          $24.544

Number of units outstanding at end of period               575               668              478              150

                                       41

MUTUAL DISCOVERY SECURITIES

Unit value at beginning of period                      $13.662           $11.205          $11.971           $10.179

Unit value at end of period                            $14.867           $13.662          $11.205           $11.971

Number of units outstanding at end of period             7,118             7,820            8,822             5,461

MUTUAL SHARES SECURITIES

Unit value at beginning of period                      $13.199           $11.814          $11.981           $10.329

Unit value at end of period                            $14.776           $13.199          $11.814           $11.981

Number of units outstanding at end of period            15,886            18,924           19,834            11,394

TEMPLETON ASSET STRATEGY

Unit value at beginning of period                      $14.347           $13.543          $13.752           $12.495

Unit value at end of period                            $13.968           $14.347          $13.543           $13.752

Number of units outstanding at end of period             1,098             1,403            1,491             1,008

TEMPLETON DEVELOPING MARKETS SECURITIES

Unit value at beginning of period                      $12.125          $7.958            $10.305           $11.458

Unit value at end of period                             $8.421         $12.125             $7.958           $10.305

Number of units outstanding at end of period             3,047           3,389              3,425             2,663

TEMPLETON GLOBAL INCOME SECURITIES

Unit value at beginning of period                      $16.472           $17.746          $16.821           $16.661

Unit value at end of period                            $16.929           $16.472          $17.746           $16.821

Number of units outstanding at end of period               522               657              651               393

TEMPLETON GROWTH SECURITIES

Unit value at beginning of period                      $19.364           $16.238          $15.124           $13.525

Unit value at end of period                            $19.410           $19.364          $16.238           $15.124

Number of units outstanding at end of period             8,239             9,008            8,864             5,525

TEMPLETON INTERNATIONAL SECURITIES

Unit value at beginning of period                      $22.858           $18.322          $17.617           $16.010

Unit value at end of period                            $21.413           $22.858          $18.322           $17.617

Number of units outstanding at end of period             4,027             4,164            4,427             3,122

TEMPLETON INTERNATIONAL SMALLER COMPANIES

Unit value at beginning of period                      $11.403            $9.342          $10.809           $11.138

Unit value at end of period                            $11.119           $11.403           $9.342           $10.809

Number of units outstanding at end of period               832               865              967               792

USALLIANZ VIP DIVERSIFIED ASSETS

Unit value at beginning of period                      $10.168           $10.000               NA                NA

Unit value at end of period                            $10.370           $10.168               NA                NA

Number of units outstanding at end of period                89                 1               NA                NA

USALLIANZ VIP FIXED INCOME

Unit value at beginning of period                       $9.749           $10.000               NA                NA

Unit value at end of period                            $10.731            $9.749               NA                NA

Number of units outstanding at end of period                54                 1               NA                NA

USALLIANZ VIP GROWTH

Unit value at beginning of period                      $10.731           $10.000               NA                NA

Unit value at end of period                             $9.486           $10.731               NA                NA

Number of units outstanding at end of period                52                10               NA                NA


                                       42


There are no accumulation units shown for the SP Jennison International Growth Portfolio, SP Strategic Partners Focused Growth Portfolio, USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they commenced operations under this contract as of the date of this prospectus and therefore had no assets as of December 31, 2000.

                                 PART B



                       STATEMENT OF ADDITIONAL INFORMATION

                                  VALUEMARK IV

                           INDIVIDUAL FLEXIBLE PAYMENT

                           VARIABLE ANNUITY CONTRACTS

                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B

                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                NOVEMBER __, 2001


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE INSURANCE COMPANY AT: 5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416 , (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED NOVEMBER , 2001, AND AS MAY BE AMENDED FROM TIME TO TIME.




TABLE OF CONTENTS

CONTENTS                                            PAGE

Insurance Company ...............................     2

Experts .........................................     2

Legal Opinions ..................................     2

Distributor .....................................     2

Reduction or Elimination of the
 Contingent Deferred Sales Charge ...............     2

Calculation of Performance Data .................     2

Federal Tax Status ..............................     7

Annuity Provisions ..............................    12

Mortality and Expense Risk Guarantee ............    13

Financial Statements ............................    13









                                                                   V4SAI-1101

INSURANCE COMPANY

Allianz Life Insurance Company of North America (the "Insurance Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Insurance Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Insurance Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

The Insurance Company is rated A++ by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


EXPERTS
-------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


LEGAL OPINIONS
-----------------------------------------------------------------------------

Leonard, Street and Deinard Professional Association, Minneapolis, MN has provided legal advice on certain matters in connection with the issuance of the Contracts.


DISTRIBUTOR
------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of the Insurance Company, acts as the distributor. The offering is on a continuous basis.


REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE
------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Insurance Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Insurance Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Insurance Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE DATA
------------------------------------------------------------------------------


TOTAL RETURN

From time to time, the Insurance Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.34% mortality and expense risk charge, a 0.15% administrative charge, the operating expenses of the underlying Portfolios and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the time periods used at the end of such time periods (or fractional portion thereof).

The Insurance Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. The Insurance Company may also advertise cumulative and average total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that no sales load is deducted from the initial $1,000 payment at the time it is allocated to the Portfolios and assumes that the income earned by the investment in the Portfolio is reinvested.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


YIELD

The Franklin Money Market Fund. The Insurance Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the mortality and expense risk charge, the administrative charge and the contract maintenance charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Portfolio's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Portfolio's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the mortality and expense risk charge, the administrative charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.



(Effective yield = [(Base Period Return + 1)365/7] - 1.)

For the seven-day period ending on December 31, 2000, the Franklin Money Market Sub-Account had a current yield of 4.73% and an effective yield of 4.84%. The yield information assumes that the Contract Sub-Account was invested in the Franklin Money Market Fund for the time period shown.

Other Variable Options. The Insurance Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Options (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the mortality and expense risk charge, administrative charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

         Yield =  2  [(a-b) + 1)6 - 1]
                     ------
                       cd

where:

a = net investment income earned during the period by the Variable Options attributable to shares owned by the Portfolio;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume no sales load. The Insurance Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).


PERFORMANCE RANKING

Total return may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.


PERFORMANCE INFORMATION

In order to show how investment performance of the Portfolios affects Accumulation Unit values, the following performance information was developed.


The charts below show Accumulation Unit performance which assumes that the Accumulation Units were invested in each of the Portfolios for the same periods. The performance figures in Table I represent performance figures for the Accumulation Units which reflects the deduction of the mortality and expense risk charge, administrative charge, and the operating expenses of the Portfolios. Table II and Table III represents performance figures for the Accumulation Units which reflects the Mortality and Expense Risk Charge, administrative charge, the contract maintenance charge, the operating expenses of the Portfolios and assumes that you make a withdrawal at the end of the period (therefore the contingent deferred sales charge is reflected). Table II assumes no benefits were selected (no Earnings Protection GMDB and no GMIB) and Table III assumes all benefits (Earnings Protection GMDB and GMIB) were selected. Past performance does not guarantee future results.




VALUEMARK IV

Table I:  Total Return for the periods ended December 31, 2000-Without Contingent Deferred Sales Charge

                                          SUB-ACCOUNT
                                           INCEPTION
                                             DATE                                                        SINCE
INVESTMENT OPTIONS                                           1 YR%      3 YRS%     5 YRS%    10 YRS%   INCEPTION
------------------                                           -----      ------     ------    -------   ---------

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                         11/11/1999         -21.66%        N/A        N/A        N/A    -11.66%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -
           CLASS 1 SHARES
   Franklin Aggressive Growth Securities1    5/1/2000             N/A        N/A        N/A        N/A    -24.85%
   Franklin Global Communications           1/24/1989         -33.84%     -0.15%      5.59%      7.80%      8.16%
Securities1
   Franklin Global Health Care               5/1/1998          70.03%        N/A        N/A        N/A     20.14%
Securities1/2
   Franklin Growth and Income Securities1   1/24/1989          16.25%      7.32%     11.84%     11.89%      9.67%
   Franklin High Income                     1/24/1989         -14.29%     -5.68%      0.68%      7.01%      4.92%


                                       4

   Franklin Income Securities 1             1/24/1989          18.00%      4.56%      7.65%     11.21%      9.14%
   Franklin Large Cap Growth Securities1     5/1/1996           4.19%     17.00%        N/A        N/A     17.21%
   Franklin Money Market Fund              1/24/1989            4.84% ** Seven Day Effective Yield **
   Franklin Natural Resources               1/24/1989          34.47%      8.80%      1.04%      3.60%      3.32%
Securities1/2
   Franklin Real Estate1/2                  1/24/1989          30.00%     -0.50%      8.92%     11.85%      8.85%
   Franklin Rising Dividends Securities1    1/27/1992          19.26%      3.78%     12.37%        N/A      9.40%
   Franklin S&P 500 Index 1                11/11/1999          -9.82%        N/A        N/A        N/A     -4.95%
   Franklin Small Cap1                      11/1/1995         -15.86%     16.78%     18.56%        N/A     18.23%
   Franklin Technology Securities1           5/1/2000             N/A        N/A        N/A        N/A    -24.95%
   Franklin U.S. Government                 3/14/1989          10.17%      4.41%      4.58%      6.13%      6.16%
   Franklin Value Securities1                5/1/1998          23.38%        N/A        N/A        N/A     -1.78%
   Franklin Zero Coupon Fund - 2005         3/14/1989          10.90%      4.47%      4.16%      8.26%      8.25%
   Franklin Zero Coupon Fund - 2010         3/14/1989          16.97%      4.48%      4.66%      9.43%      9.11%
   Mutual Discovery Securities1             11/8/1996           8.82%      7.49%        N/A        N/A     10.03%
   Mutual Shares Securities1                11/8/1996          11.94%      7.24%        N/A        N/A      9.87%
   Templeton Asset Strategy1/3               5/1/1995          -2.64%      0.52%      5.70%        N/A      6.07%
   Templeton Developing Markets             3/15/1994         -30.54%     -6.51%     -2.52%        N/A     -2.49%
Securities1/3
   Templeton Global Income Securities       1/24/1989           2.78%      0.21%      1.88%      3.78%      4.51%
   Templeton Growth Securities1             3/15/1994           0.24%      8.67%     11.39%        N/A     10.24%
   Templeton International Securities1/3    1/27/1992          -6.32%      6.72%     10.13%        N/A      8.90%
   Templeton International                   5/1/1996          -2.49%      0.95%        N/A        N/A      2.30%
SmallerCompanies1
USALLIANZ VARIABLE INSURANCE PRODUCTS
TRUST
   USAllianz VIP Diversified Assets        11/11/1999           1.98%        N/A        N/A        N/A      3.24%
   USAllianz VIP Fixed Income              11/11/1999          10.06%        N/A        N/A        N/A      6.38%
   USAllianz VIP Growth                    11/11/1999         -11.60%        N/A        N/A        N/A     -4.52%

1. Ongoing stock market volatility can dramatically change the funds' short-term performance; current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets, and International Funds, respectively.

There is no performance shown for the SP Jennison International Growth
Portfolio,SP Strategic Partners Focused Growth Portfolio, USAllianz Aggressive
Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund,
USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic
Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of the date of this prospectus.



Table II:  Total Return for the periods ended December 31, 2000 - With Sales Charge

                                          SUB-ACCOUNT
                                          INCEPTION
                                             DATE                                                        SINCE
INVESTMENT OPTIONS                                          1 YR%      3 YRS%     5 YRS%    10 YRS%    INCEPTION
------------------                                          -----      ------     ------    -------    ---------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                        11/11/1999         -27.76%        N/A        N/A        N/A     -16.40%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -
           CLASS 1 SHARES
   Franklin Aggressive Growth Securities1   5/1/2000             N/A        N/A        N/A        N/A     -30.95%
   Franklin Global Communications          1/24/1989         -39.94%     -1.98%      4.96%      7.74%       8.10%
Securities1
   Franklin Global Health Care              5/1/1998          63.93%        N/A        N/A        N/A      18.60%
Securities1/2
   Franklin Growth and Income Securities1  1/24/1989          10.15%      5.72%     11.32%     11.83%       9.59%
   Franklin High Income                    1/24/1989         -20.39%     -7.74%     -0.08%      6.95%       4.84%
   Franklin Income Securities 1            1/24/1989          11.90%      2.87%      7.05%     11.15%       9.08%
   Franklin Large Cap Growth Securities1    5/1/1996          -1.91%     15.66%        N/A        N/A      16.72%
   Franklin Money Market Fund              1/24/1989            4.84%      ** Seven Day Effective
                                                                                         Yield **
   Franklin Natural Resources Securities   1/24/1989          28.37%      7.23%      0.26%      3.51%       3.23%
         1/2
   Franklin Real Estate1/2                 1/24/1989          23.90%     -2.37%      8.35%     11.79%       8.78%
   Franklin Rising Dividends Securities1   1/27/1992          13.16%      2.07%     11.87%        N/A       9.32%
   Franklin S&P 500 Index1                11/11/1999         -15.92%        N/A        N/A        N/A      -9.65%
   Franklin Small Cap1                     11/1/1995         -21.96%     15.43%     18.14%        N/A      17.90%
   Franklin Technology Securities1          5/1/2000             N/A        N/A        N/A        N/A     -31.05%
   Franklin U.S. Government                3/14/1989           4.07%      2.72%      3.91%      6.05%       6.09%
   Franklin Value Securities1               5/1/1998          17.28%        N/A        N/A        N/A      -3.92%
   Franklin Zero Coupon Fund - 2005        3/14/1989           4.80%      2.79%      3.48%      8.19%       8.18%

                                       5

   Franklin Zero Coupon Fund - 2010        3/14/1989          10.87%      2.79%      3.99%      9.36%       9.04%
   Mutual Discovery Securities1            11/8/1996           2.72%      5.90%        N/A        N/A       9.31%
   Mutual Shares Securities1               11/8/1996           5.84%      5.64%        N/A        N/A       9.15%
   Templeton Asset Strategy1/3              5/1/1995          -8.74%     -1.29%      5.07%        N/A       5.64%
   Templeton Developing Markets            3/15/1994         -36.64%     -8.60%     -3.38%        N/A      -2.89%
Securities1/3
   Templeton Global Income Securities      1/24/1989          -3.32%     -1.61%      1.14%      3.70%       4.43%
   Templeton Growth Securities1            3/15/1994          -5.86%      7.12%     10.86%        N/A      10.02%
   Templeton International Securities1/3   1/27/1992         -12.42%      5.11%      9.59%        N/A       8.82%
   Templeton International Smaller          5/1/1996          -8.59%     -0.86%        N/A        N/A       1.52%
      Companies1
USALLIANZ VARIABLE INSURANCE PRODUCTS
TRUST
   USAllianz VIP Diversified Assets       11/11/1999          -4.12%        N/A        N/A        N/A      -1.41%
   USAllianz VIP Fixed Income             11/11/1999           3.96%        N/A        N/A        N/A       1.75%
   USAllianz VIP Growth                   11/11/1999         -17.70%        N/A        N/A        N/A      -9.22%


1. Ongoing stock market volatility can dramatically change the funds' short-term  performance;  current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets, and International Funds, respectively.

There is no performance shown for the SP Jennison International Growth
Portfolio,SP Strategic Partners Focused Growth Portfolio, USAllianz Aggressive
Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund,
USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic
Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of the date of this prospectus.



Table III:  Total Return for the periods ended December 31, 2000 - With Sales Charge

                                          SUB-ACCOUNT
                                          INCEPTION
                                             DATE
INVESTMENT OPTIONS

AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Growth                        11/11/1999
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST -
           CLASS 1 SHARES
   Franklin Aggressive Growth Securities1   5/1/2000
   Franklin Global Communications          1/24/1989
Securities1
   Franklin Global Health Care              5/1/1998
Securities1/2
   Franklin Growth and Income Securities1  1/24/1989
   Franklin High Income                    1/24/1989
   Franklin Income Securities 1            1/24/1989
   Franklin Large Cap Growth Securities1    5/1/1996
   Franklin Money Market Fund              1/24/1989
   Franklin Natural Resources Securities   1/24/1989
1/2
   Franklin Real Estate1/2                 1/24/1989
   Franklin Rising Dividends Securities1   1/27/1992
   Franklin S&P 500 Index1                11/11/1999
   Franklin Small Cap1                     11/1/1995
   Franklin Technology Securities1          5/1/2000
   Franklin U.S. Government                3/14/1989
   Franklin Value Securities1               5/1/1998
   Franklin Zero Coupon Fund - 2005        3/14/1989
   Franklin Zero Coupon Fund - 2010        3/14/1989
   Mutual Discovery Securities1            11/8/1996
   Mutual Shares Securities1               11/8/1996
   Templeton Asset Strategy1/3              5/1/1995
   Templeton Developing Markets            3/15/1994
Securities1/3
   Templeton Global Income Securities      1/24/1989
   Templeton Growth Securities1            3/15/1994
   Templeton International Securities1/3   1/27/1992
   Templeton International Smaller          5/1/1996
      Companies1
USALLIANZ VARIABLE INSURANCE PRODUCTS
TRUST
   USAllianz VIP Diversified Assets       11/11/1999
   USAllianz VIP Fixed Income             11/11/1999
   USAllianz VIP Growth                   11/11/1999


1. Ongoing stock market volatility can dramatically change the funds' short-term  performance;  current results may differ.

2. These returns reflect periods of rapidly rising stock markets and such gains may not continue.

3. Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Asset Allocation, Developing Markets, and International Funds, respectively.

There is no performance shown for the SP Jennison International Growth Portfolio,SP Strategic Partners Focused Growth Portfolio, USAllianz Aggressive Growth Fund, USAllianz American Growth Fund, USAllianz Captial Growth Fund, USAllianz Comstock Fund, USAllianz Growth and Income Fund, USAllianz Strategic Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of the date of this prospectus.

FEDERAL TAX STATUS
------------------------------------------------------------------------------

Note: The following description is based upon the Insurance Company's understanding of current federal income tax law applicable to annuities in general. The Insurance Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Insurance Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Insurance Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Insurance Company, and its operations form a part of the Insurance Company.


DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Insurance Company intends that all Portfolios underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Insurance Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.



PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER
THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount surrendered will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2 ; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals"- Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Insurance Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A. TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B. INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


ROTH IRAS

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C. PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an

Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


ANNUITY PROVISIONS
------------------------------------------------------------------------------


FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Insurance Company and do not vary with the investment experience of a Portfolio. The Fixed Account value on the day immediately preceding the Income Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the Annuitant and any joint Annuitant and the sex of the Annuitant and joint Annuitant where allowed.


VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Portfolio(s).


ANNUITY UNIT VALUE

On the Income Date, a fixed number of Annuity Units will be purchased as follows:

The first Annuity Payment is equal to the Adjusted Contract Value, divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Portfolio the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Portfolio by the Annuity Unit value on the Income Date. Thereafter, the number of Annuity Units in each Portfolio remains unchanged unless the Contract Owner elects to transfer between Portfolios. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments for each Portfolio. The Annuity Payment in each Portfolio is determined by multiplying the number of Annuity Units then allocated to such Portfolio by the Annuity Unit value for that Portfolio.

On each subsequent Valuation Date, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the Prospectus under "Purchase - Accumulation Units."

Second: The value of an Annuity Unit for a Valuation Period is equal to:

a. the value of the Annuity Unit for the immediately preceding Valuation Period.

b. multiplied by the Net Investment Factor for the current Valuation Period;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. The Assumed Investment Return that the Insurance Company will use is 5%. However, the Insurance Company may agree to use a different value.


MORTALITY AND EXPENSE RISK GUARANTEE
------------------------------------------------------------------------------

The Insurance Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Insurance Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Insurance Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000, are also included herein.

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 2000

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust, JP Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                     KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                        AIM V.I.                     AIM V.I.
                                                                         Capital                  International
                                                                      Appreciation   AIM V.I.        Equity       AIM V.I.
                                                                          Fund      Growth Fund       Fund       Value Fund
                                                                      --------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
     Total assets ...............................................         6,785        47,737         2,109         4,158
                                                                      --------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            27            40            11            21
                                                                      --------------------------------------------------------
     Total liabilities ..........................................            27            40            11            21
                                                                      --------------------------------------------------------
     Net assets .................................................        $6,758        47,697         2,098         4,137
                                                                      ========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................        $  630         1,075           338           502
     USAllianz Alterity Enhanced (note 11) ......................           242           354            63           367
     USAllianz Alterity Optional (note 11) ......................           583           877           326           803
     USAllianz Rewards Traditional (note 12) ....................         2,770         1,979         1,116         1,491
     USAllianz Rewards Enhanced (note 12) .......................         2,533         1,702           255           974
     Valuemark II and III (note 9) ..............................            --        22,715            --            --
     Valuemark IV (note 9) ......................................            --        18,840            --            --
     Valuemark Charter Traditional (note 10) ....................            --            --            --            --
     Valuemark Charter Enhanced (note 10) .......................            --            --            --            --
   Contracts in annuity payment period (note 2) .................            --           155            --            --
                                                                      --------------------------------------------------------
     Total contract owners' equity ..............................        $6,758        47,697         2,098         4,137
                                                                      ========================================================

 * Investment shares ............................................           220         1,923           105           152
   Investments at cost ..........................................        $8,052        62,754         2,565         4,780

                                                                                     Alger         Alger
                                                                         Alger      American      American
                                                                       American    Leveraged      MidCap
                                                                        Growth       AllCap        Growth
                                                                       Portfolio    Portfolio     Portfolio
                                                                      ------------------------------------
Assets:
   Investments at net asset value* ..............................       37,562        20,847         5,783
                                                                      ------------------------------------
     Total assets ...............................................       37,562        20,847         5,783
                                                                      ------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           16            29            21
                                                                      ------------------------------------
     Total liabilities ..........................................           16            29            21
                                                                      ------------------------------------
     Net assets .................................................       37,546        20,818         5,762
                                                                      ====================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 11) ...................          466           486           727
     USAllianz Alterity Enhanced (note 11) ......................          265           400           566
     USAllianz Alterity Optional (note 11) ......................          363           362           473
     USAllianz Rewards Traditional (note 12) ....................        3,009         1,395         1,990
     USAllianz Rewards Enhanced (note 12) .......................        1,637           585         2,006
     Valuemark II and III (note 9) ..............................       17,746         9,031            --
     Valuemark IV (note 9) ......................................       13,950         8,472            --
     Valuemark Charter Traditional (note 10) ....................           --            --            --
     Valuemark Charter Enhanced (note 10) .......................           --            --            --
   Contracts in annuity payment period (note 2) .................          110            87            --
                                                                      ------------------------------------
     Total contract owners' equity ..............................       37,546        20,818         5,762
                                                                      ====================================

 * Investment shares ............................................          795           537           189
   Investments at cost ..........................................       47,660        30,118         6,002

                See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                         Alger
                                                                    American Small      Davis VA         Davis VA     Davis VA
                                                                    Capitalization      Financial       Real Estate     Value
                                                                       Portfolio        Portfolio        Portfolio    Portfolio
                                                                     -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $   776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
     Total assets ...............................................            776          2,791          1,598          3,509
                                                                     -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              1              7             10             18
                                                                     -------------------------------------------------------------
     Total liabilities ..........................................              1              7             10             18
                                                                     -------------------------------------------------------------
     Net assets .................................................        $   775          2,784          1,588          3,491
                                                                     =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    99            331            145            447
     USAllianz Alterity Enhanced (note 7) .......................             53             92             38             85
     USAllianz Alterity Optional (note 7) .......................            204            150            629            806
     USAllianz Rewards Traditional (note 8) .....................            324          1,198            584          1,418
     USAllianz Rewards Enhanced (note 8) ........................             95          1,013            192            735
     Valuemark II and III  (note 5) .............................             --             --             --             --
     Valuemark IV (note 5) ......................................             --             --             --             --
     Valuemark Charter Traditional (note 6) .....................             --             --             --             --
     Valuemark Charter Enhanced (note 6) ........................             --             --             --             --
   Contracts in annuity payment period (note 2) .................             --             --             --             --
                                                                     -------------------------------------------------------------
     Total contract owners' equity ..............................        $   775          2,784          1,588          3,491
                                                                     =============================================================

 * Investment shares ............................................             33            234            154            317
   Investments at cost ..........................................        $   970          2,600          1,550          3,466

                                                                       Franklin       Franklin       Franklin
                                                                      Aggressive       Global         Global
                                                                        Growth     Communications   Health Care
                                                                      Securities     Securities     Securities
                                                                         Fund           Fund           Fund
                                                                    -------------------------------------------
Assets:
   Investments at net asset value* ..............................        12,362        478,897         41,681
                                                                    -----------------------------------------
     Total assets ...............................................        12,362        478,897         41,681
                                                                    -----------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            11            154             17
                                                                    -----------------------------------------
     Total liabilities ..........................................            11            154             17
                                                                    -----------------------------------------
     Net assets .................................................        12,351        478,743         41,664
                                                                    =========================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            --             --             --
     USAllianz Alterity Enhanced (note 7) .......................            --             --             --
     USAllianz Alterity Optional (note 7) .......................            --             --             --
     USAllianz Rewards Traditional (note 8) .....................            --             --             --
     USAllianz Rewards Enhanced (note 8) ........................            --             --             --
     Valuemark II and III  (note 5) .............................         7,092        434,919         25,597
     Valuemark IV (note 5) ......................................         5,238         40,520         15,702
     Valuemark Charter Traditional (note 6) .....................            --            309            236
     Valuemark Charter Enhanced (note 6) ........................            --            183            129
   Contracts in annuity payment period (note 2) .................            21          2,812             --
                                                                    -----------------------------------------
     Total contract owners' equity ..............................        12,351        478,743         41,664
                                                                    =========================================

 * Investment shares ............................................         1,629         37,182          2,461
   Investments at cost ..........................................        16,597        638,054         31,363

                See accompanying notes to financial statements.

                                       3
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                        Franklin                         Franklin      Franklin
                                                                       Growth and        Franklin         Income         Large
                                                                         Income         High Income     Securities    Cap Growth
                                                                          Fund             Fund            Fund     Securities Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
     Total assets ...............................................         740,037         172,940         603,055        394,418
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             391              55             388            106
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             391              55             388            106
                                                                        -----------------------------------------------------------
     Net assets .................................................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    229              --              --             --
     USAllianz Alterity Enhanced (note 7) .......................              15              --              --             --
     USAllianz Alterity Optional (note 7) .......................             382              --              --             --
     USAllianz Rewards Traditional (note 8) .....................             459              --              --             --
     USAllianz Rewards Enhanced (note 8) ........................             307              --              --             --
     Valuemark II and III  (note 5) .............................         585,277         113,554         493,162        218,428
     Valuemark IV (note 5) ......................................         141,196          57,990         101,666        166,665
     Valuemark Charter Traditional (note 6) .....................             429             365           1,207            569
     Valuemark Charter Enhanced (note 6) ........................             466              61             258            493
   Contracts in annuity payment period (note 2) .................          10,886             915           6,374          8,157
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $739,646         172,885         602,667        394,312
                                                                        ===========================================================

 * Investment shares ............................................          43,126          20,251          41,025         18,756
   Investments at cost ..........................................        $690,789         238,644         614,776        304,642

                                                                                         Franklin
                                                                          Franklin        Natural         Franklin
                                                                        Money Market      Resources      Real Estate
                                                                            Fund       Securities Fund       Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................          272,147          44,880         143,271
                                                                      ---------------------------------------------
     Total assets ...............................................          272,147          44,880         143,271
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              261              14              36
                                                                      ---------------------------------------------
     Total liabilities ..........................................              261              14              36
                                                                      ---------------------------------------------
     Net assets .................................................          271,886          44,866         143,235
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................               --              --              --
     USAllianz Alterity Enhanced (note 7) .......................               --              --              --
     USAllianz Alterity Optional (note 7) .......................               --              --              --
     USAllianz Rewards Traditional (note 8) .....................               --              --              --
     USAllianz Rewards Enhanced (note 8) ........................               --              --              --
     Valuemark II and III  (note 5) .............................          187,203          35,412         104,814
     Valuemark IV (note 5) ......................................           61,300           9,326          36,774
     Valuemark Charter Traditional (note 6) .....................           21,487              73             645
     Valuemark Charter Enhanced (note 6) ........................               --              15             155
   Contracts in annuity payment period (note 2) .................            1,896              40             847
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................          271,886          44,866         143,235
                                                                      =============================================

 * Investment shares ............................................          272,147           3,028           8,206
   Investments at cost ..........................................          272,147          35,008         142,515

                See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Franklin
                                                                          Rising         Franklin                        Franklin
                                                                         Dividends       S & P 500      Franklin        Technology
                                                                        Securities         Index        Small Cap       Securities
                                                                           Fund            Fund           Fund             Fund
                                                                        -----------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
     Total assets ...............................................         328,289          42,178         364,865           8,182
                                                                        -----------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             222              12             285              11
                                                                        -----------------------------------------------------------
     Total liabilities ..........................................             222              12             285              11
                                                                        -----------------------------------------------------------
     Net assets .................................................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $     88              --             708              --
     USAllianz Alterity Enhanced (note 7) .......................               7              --             307              --
     USAllianz Alterity Optional (note 7) .......................              11              --             465              --
     USAllianz Rewards Traditional (note 8) .....................             196              --           2,284              --
     USAllianz Rewards Enhanced (note 8) ........................             116              --             507              --
     Valuemark II and III  (note 5) .............................         253,281          23,803         218,065           4,227
     Valuemark IV (note 5) ......................................          69,812          17,553         136,129           3,925
     Valuemark Charter Traditional (note 6) .....................             399              --             314              --
     Valuemark Charter Enhanced (note 6) ........................             210              --             199              --
   Contracts in annuity payment period (note 2) .................           3,947             810           5,602              19
                                                                        -----------------------------------------------------------
     Total contract owners' equity ..............................        $328,067          42,166         364,580           8,171
                                                                        ===========================================================

 * Investment shares ............................................          24,815           4,366          17,171           1,079
   Investments at cost ..........................................        $334,035          45,285         305,028          11,887


                                                                          Franklin        Franklin
                                                                            U.S.            Value          Franklin
                                                                         Government       Securities     Zero Coupon
                                                                            Fund             Fund        Fund - 2005
                                                                      ----------------------------------------------
Assets:
   Investments at net asset value* ..............................           383,826          18,589          55,872
                                                                      ----------------------------------------------
     Total assets ...............................................           383,826          18,589          55,872
                                                                      ----------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                71              61              12
                                                                      ----------------------------------------------
     Total liabilities ..........................................                71              61              12
                                                                      ----------------------------------------------
     Net assets .................................................           383,755          18,528          55,860
                                                                      ==============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                74              --              --
     USAllianz Alterity Enhanced (note 7) .......................                26              --              --
     USAllianz Alterity Optional (note 7) .......................               306              --              --
     USAllianz Rewards Traditional (note 8) .....................             1,328              --              --
     USAllianz Rewards Enhanced (note 8) ........................               396              --              --
     Valuemark II and III  (note 5) .............................           312,998           9,669          42,909
     Valuemark IV (note 5) ......................................            66,758           8,267          12,948
     Valuemark Charter Traditional (note 6) .....................               990             151              --
     Valuemark Charter Enhanced (note 6) ........................               426              26              --
   Contracts in annuity payment period (note 2) .................               453             415               3
                                                                      ----------------------------------------------
     Total contract owners' equity ..............................           383,755          18,528          55,860
                                                                      ==============================================

 * Investment shares ............................................            29,167           1,885           3,518
   Investments at cost ..........................................           379,667          15,476          54,084

                See accompanying notes to financial statements.

                                       5
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       J.P. Morgan
                                                                       Franklin       International        J.P. Morgan
                                                                      Zero Coupon     Opportunities     U.S. Disciplined
                                                                      Fund - 2010       Portfolio           Portfolio
                                                                      -----------------------------------------------------
Assets:
   Investments at net asset value* ..............................        $52,264            567                628
                                                                      -----------------------------------------------------
     Total assets ...............................................         52,264            567                628
                                                                      -----------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:             12              2                  2
                                                                      -----------------------------------------------------
     Total liabilities ..........................................             12              2                  2
                                                                      -----------------------------------------------------
     Net assets .................................................        $52,252            565                626
                                                                      =====================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................        $    --            222                 55
     USAllianz Alterity Enhanced (note 7) .......................             --             11                 63
     USAllianz Alterity Optional (note 7) .......................             --             51                 51
     USAllianz Rewards Traditional (note 8) .....................             --            175                273
     USAllianz Rewards Enhanced (note 8) ........................             --            106                184
     Valuemark II and III  (note 5) .............................         36,155             --                 --
     Valuemark IV (note 5) ......................................         16,088             --                 --
     Valuemark Charter Traditional (note 6) .....................             --             --                 --
     Valuemark Charter Enhanced (note 6) ........................             --             --                 --
     Contracts in annuity payment period (note 2) ...............              9             --                 --
                                                                      -----------------------------------------------------
     Total contract owners' equity ..............................        $52,252            565                626
                                                                      =====================================================

 * Investment shares ............................................          3,168             50                 42
   Investments at cost ..........................................        $50,787            613                695

                                                                         Mutual         Mutual       Oppenheimer
                                                                        Discovery       Shares         Global       Oppenheimer
                                                                       Securities     Securities     Securities     High Income
                                                                          Fund           Fund          Fund/VA        Fund/VA
                                                                      ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
     Total assets ...............................................        180,691        376,940          3,703          1,041
                                                                      ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:            256            352             21              6
                                                                      ---------------------------------------------------------
     Total liabilities ..........................................            256            352             21              6
                                                                      ---------------------------------------------------------
     Net assets .................................................        180,435        376,588          3,682          1,035
                                                                      =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            215            410            453            304
     USAllianz Alterity Enhanced (note 7) .......................             67            135            341              7
     USAllianz Alterity Optional (note 7) .......................             72            131            672              1
     USAllianz Rewards Traditional (note 8) .....................            193             67          1,851            673
     USAllianz Rewards Enhanced (note 8) ........................             45             62            365             50
     Valuemark II and III  (note 5) .............................         68,662        132,688             --             --
     Valuemark IV (note 5) ......................................        105,825        234,717             --             --
     Valuemark Charter Traditional (note 6) .....................            197          1,042             --             --
     Valuemark Charter Enhanced (note 6) ........................            236            408             --             --
     Contracts in annuity payment period (note 2) ...............          4,923          6,928             --             --
                                                                      ---------------------------------------------------------
     Total contract owners' equity ..............................        180,435        376,588          3,682          1,035
                                                                      =========================================================

 * Investment shares ............................................         12,419         26,471            122            112
   Investments at cost ..........................................        147,725        311,157          3,850          1,077

                See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                         Oppenheimer                              PIMCO VIT
                                                                         Main Street          PIMCO VIT          StocksPLUS
                                                                          Growth &         High Yield Bond       Growth and
                                                                       Income Fund/VA         Portfolio       Income Portfolio
                                                                       ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................            $5,767               612               759
                                                                       ---------------------------------------------------------
     Total assets ...............................................             5,767               612               759
                                                                       ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                30                10                 3
                                                                       ---------------------------------------------------------
     Total liabilities ..........................................                30                10                 3
                                                                       ---------------------------------------------------------
     Net assets .................................................            $5,737               602               756
                                                                       =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................            $1,167               128                72
     USAllianz Alterity Enhanced (note 7) .......................               185                40                 7
     USAllianz Alterity Optional (note 7) .......................               352               283                85
     USAllianz Rewards Traditional (note 8) .....................             2,524               133               437
     USAllianz Rewards Enhanced (note 8) ........................             1,509                18               155
     Valuemark II and III  (note 5) .............................                --                --                --
     Valuemark IV (note 5) ......................................                --                --                --
     Valuemark Charter Traditional (note 6) .....................                --                --                --
     Valuemark Charter Enhanced (note 6) ........................                --                --                --
   Contracts in annuity payment period (note 2) .................                --                --                --
                                                                       ---------------------------------------------------------
     Total contract owners' equity ..............................            $5,737               602               756
                                                                       =========================================================

 * Investment shares ............................................               271                74                69
   Investments at cost ..........................................            $6,325               636               897

                                                                       PIMCO VIT        Seligman          Seligman      Templeton
                                                                         Total           Global           Small-Cap       Asset
                                                                      Return Bond      Technology           Value       Strategy
                                                                       Portfolio          Fund              Fund          Fund
                                                                    -------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
     Total assets ...............................................        1,789             4,849             1,668         42,897
                                                                    -------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10                25                 8            111
                                                                    -------------------------------------------------------------
     Total liabilities ..........................................           10                25                 8            111
                                                                    -------------------------------------------------------------
     Net assets .................................................        1,779             4,824             1,660         42,786
                                                                    =============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................          258             1,014               205             --
     USAllianz Alterity Enhanced (note 7) .......................           25               445                 9             --
     USAllianz Alterity Optional (note 7) .......................          226               599               184             --
     USAllianz Rewards Traditional (note 8) .....................        1,241             1,964             1,043             --
     USAllianz Rewards Enhanced (note 8) ........................           29               802               219             --
     Valuemark II and III  (note 5) .............................           --                --                --         25,939
     Valuemark IV (note 5) ......................................           --                --                --         15,343
     Valuemark Charter Traditional (note 6) .....................           --                --                --             33
     Valuemark Charter Enhanced (note 6) ........................           --                --                --             30
   Contracts in annuity payment period (note 2) .................           --                --                --          1,441
                                                                    -------------------------------------------------------------
     Total contract owners' equity ..............................        1,779             4,824             1,660         42,786
                                                                    =============================================================

 * Investment shares ............................................          183               241               158          2,232
   Investments at cost ..........................................        1,754             6,292             1,526         44,658

                See accompanying notes to financial statements.

                                       7
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                       Templeton                         Templeton     Templeton
                                                                      Developing         Templeton         Growth     International
                                                                        Markets        Global Income     Securities    Securities
                                                                    Securities Fund   Securities Fund       Fund          Fund
                                                                    ---------------------------------------------------------------
Assets:
   Investments at net asset value* ..............................     $ 91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
     Total assets ...............................................       91,771            58,552           521,992       517,671
                                                                    ---------------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           82                21               461           347
                                                                    ---------------------------------------------------------------
     Total liabilities ..........................................           82                21               461           347
                                                                    ---------------------------------------------------------------
     Net assets .................................................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................     $     45                --               233            --
     USAllianz Alterity Enhanced (note 7) .......................            8                --               130            --
     USAllianz Alterity Optional (note 7) .......................          111                --               177            --
     USAllianz Rewards Traditional (note 8) .....................           97                --               109            --
     USAllianz Rewards Enhanced (note 8) ........................           --                --               155            --
     Valuemark II and III  (note 5) .............................       64,784            49,021           351,085       424,521
     Valuemark IV (note 5) ......................................       25,659             8,841           159,920        86,234
     Valuemark Charter Traditional (note 6) .....................          206               530             1,151         2,946
     Valuemark Charter Enhanced (note 6) ........................          117                 6               399           458
   Contracts in annuity payment period (note 2) .................          662               133             8,172         3,165
                                                                    ---------------------------------------------------------------
     Total contract owners' equity ..............................     $ 91,689            58,531           521,531       517,324
                                                                    ===============================================================

 * Investment shares ............................................       17,482             5,078            37,936        27,566
   Investments at cost ..........................................     $117,371            63,518           488,427       567,498

                                                                                                         USAllianz
                                                                          Templeton       Templeton         VIP
                                                                         International      Pacific      Diversified
                                                                            Smaller         Growth         Assets
                                                                        Companies Fund       Fund           Fund
                                                                      ---------------------------------------------
Assets:
   Investments at net asset value* ..............................             19,182          46,655         2,020
                                                                      ---------------------------------------------
     Total assets ...............................................             19,182          46,655         2,020
                                                                      ---------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:                 42              50            10
                                                                      ---------------------------------------------
     Total liabilities ..........................................                 42              50            10
                                                                      ---------------------------------------------
     Net assets .................................................             19,140          46,605         2,010
                                                                      =============================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................                 --              21           185
     USAllianz Alterity Enhanced (note 7) .......................                 --               7            --
     USAllianz Alterity Optional (note 7) .......................                 --              10             5
     USAllianz Rewards Traditional (note 8) .....................                 --              --            45
     USAllianz Rewards Enhanced (note 8) ........................                 --              12            17
     Valuemark II and III  (note 5) .............................              9,160          38,688           840
     Valuemark IV (note 5) ......................................              9,251           7,393           918
     Valuemark Charter Traditional (note 6) .....................                 11               5            --
     Valuemark Charter Enhanced (note 6) ........................                150              99            --
   Contracts in annuity payment period (note 2) .................                568             370            --
                                                                      ---------------------------------------------
     Total contract owners' equity ..............................             19,140          46,605         2,010
                                                                      =============================================

 * Investment shares ............................................              1,783           6,172           201
   Investments at cost ..........................................             19,427          50,453         2,131

                See accompanying notes to financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                     USAllianz        USAllianz                    USAllianz
                                                                     VIP Fixed       VIP Global      USAllianz     VIP Money
                                                                      Income        Opportunities   VIP Growth      Market
                                                                       Fund             Fund           Fund          Fund
                                                                     ---------------------------------------------------------
Assets:
   Investments at net asset value* ..............................    $   1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
     Total assets ...............................................        1,581           88           1,271         11,948
                                                                     ---------------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:           10           --              11            159
                                                                     ---------------------------------------------------------
     Total liabilities ..........................................           10           --              11            159
                                                                     ---------------------------------------------------------
     Net assets .................................................    $   1,571           88           1,260         11,789
                                                                     =========================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................    $      74           33              87            969
     USAllianz Alterity Enhanced (note 7) .......................           10            2              34            118
     USAllianz Alterity Optional (note 7) .......................           82           26              10            593
     USAllianz Rewards Traditional (note 8) .....................           91           18              52          9,543
     USAllianz Rewards Enhanced (note 8) ........................          148            9               5            566
     Valuemark II and III  (note 5) .............................          522           --             577             --
     Valuemark IV (note 5) ......................................          585           --             495             --
     Valuemark Charter Traditional (note 6) .....................           --           --              --             --
     Valuemark Charter Enhanced (note 6) ........................           --           --              --             --
   Contracts in annuity payment period (note 2) .................           59           --              --             --
                                                                     ---------------------------------------------------------
     Total contract owners' equity ..............................    $   1,571           88           1,260         11,789
                                                                     =========================================================

 * Investment shares ............................................          155           11             134         11,948
   Investments at cost ..........................................    $   1,555          103           1,438         11,948

                                                                                           Van Kampen
                                                                         Van Kampen       LIT Growth &         Total
                                                                       LIT Enterprise        Income             All
                                                                          Portfolio         Portfolio          Funds
                                                                     -------------------------------------------------
Assets:
   Investments at net asset value* ..............................            929              1,739          6,188,718
                                                                     -------------------------------------------------
     Total assets ...............................................            929              1,739          6,188,718
                                                                     -------------------------------------------------
Liabilities:
   Accrued mortality and expense risk and administrative charges:              4                  2              4,355
                                                                     -------------------------------------------------
     Total liabilities ..........................................              4                  2              4,355
                                                                     -------------------------------------------------
     Net assets .................................................            925              1,737          6,184,363
                                                                     =================================================
Contract owners' equity:
   Contracts in accumulation period:
     USAllianz Alterity Traditional (note 7) ....................             57                106             12,658
     USAllianz Alterity Enhanced (note 7) .......................            104                 63              4,691
     USAllianz Alterity Optional (note 7) .......................             46                305             10,812
     USAllianz Rewards Traditional (note 8) .....................            612              1,089             43,771
     USAllianz Rewards Enhanced (note 8) ........................            106                174             17,789
     Valuemark II and III  (note 5) .............................             --                 --          4,322,544
     Valuemark IV (note 5) ......................................             --                 --          1,664,300
     Valuemark Charter Traditional (note 6) .....................             --                 --             33,295
     Valuemark Charter Enhanced (note 6) ........................             --                 --              4,524
   Contracts in annuity payment period (note 2) .................             --                 --             69,979
                                                                     -------------------------------------------------
     Total contract owners' equity ..............................            925              1,737          6,184,363
                                                                     =================================================

 * Investment shares ............................................             46                102            688,697
   Investments at cost ..........................................          1,111              1,739          6,205,225

                See accompanying notes to financial statements.

                                       9
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                     AIM V.I.                          AIM V.I.
                                                                      Capital            AIM         International       AIM V.I.
                                                                   Appreciation      V.I. Growth        Equity            Value
                                                                       Fund             Fund             Fund              Fund
                                                                   ---------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $    --                 5              5                 5
                                                                   ---------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                3                 8              2                 3
     USAllianz Alterity Enhanced ........................                1                 2             --                 2
     USAllianz Alterity Optional ........................                3                 4              2                 4
     USAllianz Rewards Traditional ......................               12                 8              6                 8
     USAllianz Rewards Enhanced .........................                7                 7              1                 4
     Valuemark II & III .................................               --               324             --                --
     Valuemark IV .......................................               --               275             --                --
     Valuemark Charter Traditional ......................               --                --             --                --
     Valuemark Charter Enhanced .........................               --                --             --                --
                                                                   ---------------------------------------------------------------
   Total expenses .......................................               26               628             11                21
                                                                   ---------------------------------------------------------------
   Investment income (loss), net ........................              (26)             (623)            (6)              (16)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              175             1,593            129               181
   Realized gains (losses) on sales of investments, net .               (8)             (419)            (6)              (27)
                                                                   ---------------------------------------------------------------
         Realized gains (losses) on investments, net ....              167             1,174            123               154
                                                                   ---------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (1,267)          (15,376)          (456)             (621)
                                                                   ---------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (1,100)          (14,202)          (333)             (467)
                                                                   ---------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $(1,126)          (14,825)          (339)             (483)
                                                                   ===============================================================

                                                                                     Alger            Alger
                                                                                    American         American
                                                                     Alger          Leveraged         MidCap
                                                                  American           AllCap           Growth
                                                               Growth Portfolio    Portfolio        Portfolio
                                                             ------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             --                --                --
                                                             ------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2                 3                 4
     USAllianz Alterity Enhanced ........................              1                 2                 2
     USAllianz Alterity Optional ........................              2                 1                --
     USAllianz Rewards Traditional ......................             13                 7                 7
     USAllianz Rewards Enhanced .........................              6                 3                 7
     Valuemark II & III .................................            241               162                --
     Valuemark IV .......................................            190               149                --
     Valuemark Charter Traditional ......................             --                --                --
     Valuemark Charter Enhanced .........................             --                --                --
                                                             ------------------------------------------------
   Total expenses .......................................            455               327                20
                                                             ------------------------------------------------
   Investment income (loss), net ........................           (455)             (327)              (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          4,449             2,488                36
   Realized gains (losses) on sales of investments, net .           (814)           (1,238)              (25)
                                                             ------------------------------------------------
         Realized gains (losses) on investments, net ....          3,635             1,250                11
                                                             ------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................        (10,582)           (9,927)             (219)
                                                             ------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         (6,947)           (8,677)             (208)
                                                             ------------------------------------------------
Net increase (decrease) in net assets from operations ...         (7,402)           (9,004)             (228)
                                                             ================================================

                 See accompanying notes to financial statements.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                        Alger
                                                                      American
                                                                        Small          Davis VA         Davis VA        Davis VA
                                                                   Capitalization      Financial       Real Estate        Value
                                                                      Portfolio        Portfolio        Portfolio       Portfolio
                                                                   ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $     --                  2                 15              10
                                                                   ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                --                  1                  1               2
     USAllianz Alterity Enhanced ........................                --                 --                 --               3
     USAllianz Alterity Optional ........................                --                 --                  4               4
     USAllianz Rewards Traditional ......................                 1                  2                  3               6
     USAllianz Rewards Enhanced .........................                --                  2                  1               3
     Valuemark II & III .................................                --                 --                 --              --
     Valuemark IV .......................................                --                 --                 --              --
     Valuemark Charter Traditional ......................                --                 --                 --              --
     Valuemark Charter Enhanced .........................                --                 --                 --              --
                                                                   ----------------------------------------------------------------
   Total expenses .......................................                 1                  5                  9              18
                                                                   ----------------------------------------------------------------
   Investment income (loss), net ........................                (1)                (3)                 6              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                57                 36                 --              30
   Realized gains (losses) on sales of investments, net .                (5)                12                 18              (2)
                                                                   ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....                52                 48                 18              28
                                                                   ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................              (194)               191                 48              43
                                                                   ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....              (142)               239                 66              71
                                                                   ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $   (143)               236                 72              63
                                                                   ================================================================

                                                                        Franklin          Franklin         Franklin
                                                                       Aggressive          Global           Global
                                                                         Growth        Communications     Health Care
                                                                       Securities        Securities       Securities
                                                                          Fund              Fund             Fund
                                                                   -------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................                     --             17,342               8
                                                                   -------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                     --                 --              --
     USAllianz Alterity Enhanced ........................                     --                 --              --
     USAllianz Alterity Optional ........................                     --                 --              --
     USAllianz Rewards Traditional ......................                     --                 --              --
     USAllianz Rewards Enhanced .........................                     --                 --              --
     Valuemark II & III .................................                     38             10,194             234
     Valuemark IV .......................................                     22                859             161
     Valuemark Charter Traditional ......................                     --                  2               2
     Valuemark Charter Enhanced .........................                     --                  2               2
                                                                   -------------------------------------------------
   Total expenses .......................................                     60             11,057             399
                                                                   -------------------------------------------------
   Investment income (loss), net ........................                    (60)             6,285            (391)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                     --            165,954              --
   Realized gains (losses) on sales of investments, net .                   (473)            18,476           1,909
                                                                   -------------------------------------------------
         Realized gains (losses) on investments, net ....                   (473)           184,430           1,909
                                                                   -------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                 (4,235)          (452,896)          9,915
                                                                   -------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                 (4,708)          (268,466)         11,824
                                                                   -------------------------------------------------
Net increase (decrease) in net assets from operations ...                 (4,768)          (262,181)         11,433
                                                                   =================================================

                See accompanying notes to financial statements.

                                       11
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                    Franklin                                   Franklin
                                                                     Growth                     Franklin         Large
                                                                   and Income      Franklin      Income       Cap Growth
                                                                   Securities     High Income  Securities     Securities
                                                                      Fund           Fund         Fund           Fund
                                                                   -------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  49,600         1,028        77,117         1,939
                                                                   -------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                  1            --            --            --
     USAllianz Alterity Enhanced ........................                 --            --            --            --
     USAllianz Alterity Optional ........................                  2            --            --            --
     USAllianz Rewards Traditional ......................                  1            --            --            --
     USAllianz Rewards Enhanced .........................                  1            --            --            --
     Valuemark II & III .................................              8,775         2,088         7,537         3,281
     Valuemark IV .......................................              1,988         1,035         1,463         2,556
     Valuemark Charter Traditional ......................                  7             4            17             8
     Valuemark Charter Enhanced .........................                  7             1             3             6
                                                                   -------------------------------------------------------
   Total expenses .......................................             10,782         3,128         9,020         5,851
                                                                   -------------------------------------------------------
   Investment income (loss), net ........................             38,818        (2,100)       68,097        (3,912)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             91,990            --        29,806        21,517
   Realized gains (losses) on sales of investments, net .              6,733       (38,973)      (13,484)       18,231
                                                                   -------------------------------------------------------
         Realized gains (losses) on investments, net ....             98,723       (38,973)       16,322        39,748
                                                                   -------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (31,093)       11,375        18,797       (19,040)
                                                                   -------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             67,630       (27,598)       35,119        20,708
                                                                   -------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $ 106,448       (29,698)      103,216        16,796
                                                                   =======================================================

                                                                                    Franklin
                                                                      Franklin       Natural
                                                                        Money       Resources      Franklin
                                                                       Market      Securities     Real Estate
                                                                        Fund          Fund           Fund
                                                                  -------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................               15,967            280          9,784
                                                                  -------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................                   --             --             --
     USAllianz Alterity Enhanced ........................                   --             --             --
     USAllianz Alterity Optional ........................                   --             --             --
     USAllianz Rewards Traditional ......................                   --             --             --
     USAllianz Rewards Enhanced .........................                   --             --             --
     Valuemark II & III .................................                2,729            478          1,506
     Valuemark IV .......................................                  919            121            495
     Valuemark Charter Traditional ......................                   93              1              7
     Valuemark Charter Enhanced .........................                   --             --              1
                                                                  -------------------------------------------
   Total expenses .......................................                3,741            600          2,009
                                                                  -------------------------------------------
   Investment income (loss), net ........................               12,226           (320)         7,775
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..                   --             --          5,823
   Realized gains (losses) on sales of investments, net .                   --          1,997         (6,687)
                                                                  -------------------------------------------
         Realized gains (losses) on investments, net ....                   --          1,997           (864)
                                                                  -------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................                   --         10,450         29,768
                                                                  -------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....                   --         12,447         28,904
                                                                  -------------------------------------------
Net increase (decrease) in net assets from operations ...               12,226         12,127         36,679
                                                                  ===========================================

                See accompanying notes to financial statements.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                 Franklin
                                                                  Rising
                                                                 Dividends        Franklin         Franklin          Franklin
                                                                Securities      S&P 500 Index      Small Cap        Technology
                                                                   Fund             Fund             Fund         Securities Fund
                                                                ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $ 12,409             18               --               --
                                                                ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --             --                4               --
     USAllianz Alterity Enhanced ........................              --             --                1               --
     USAllianz Alterity Optional ........................              --             --                2               --
     USAllianz Rewards Traditional ......................               1             --               10               --
     USAllianz Rewards Enhanced .........................              --             --                2               --
     Valuemark II & III .................................           3,799            293            4,113               27
     Valuemark IV .......................................             982            235            2,427               26
     Valuemark Charter Traditional ......................               4             --                9               --
     Valuemark Charter Enhanced .........................               3             --                2               --
                                                                ------------------------------------------------------------------
   Total expenses .......................................           4,789            528            6,570               53
                                                                ------------------------------------------------------------------
   Investment income (loss), net ........................           7,620           (510)          (6,570)             (53)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          56,174             --           32,768               --
   Realized gains (losses) on sales of investments, net .         (15,122)           (62)          63,935             (254)
                                                                ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....          41,052            (62)          96,703             (254)
                                                                ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           4,876         (3,493)        (159,623)          (3,705)
                                                                ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          45,928         (3,555)         (62,920)          (3,959)
                                                                ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 53,548         (4,065)         (69,490)          (4,012)
                                                                ==================================================================


                                                                 Franklin
                                                                   U.S.            Franklin         Franklin
                                                                Government     Value Securities    Zero Coupon
                                                                   Fund              Fund          Fund - 2000
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            387               56              3,641
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --                 --
     USAllianz Alterity Enhanced ........................             --               --                 --
     USAllianz Alterity Optional ........................              2               --                 --
     USAllianz Rewards Traditional ......................              7               --                 --
     USAllianz Rewards Enhanced .........................              1               --                 --
     Valuemark II & III .................................          4,733               97                610
     Valuemark IV .......................................          1,021               93                 69
     Valuemark Charter Traditional ......................             16                2                 --
     Valuemark Charter Enhanced .........................              6               --                 --
                                                               -----------------------------------------------
   Total expenses .......................................          5,786              192                679
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (5,399)            (136)             2,962
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --               --                639
   Realized gains (losses) on sales of investments, net .         (9,520)             386             (7,960)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....         (9,520)             386             (7,321)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................         53,735            3,212              6,377
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         44,215            3,598               (944)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...         38,816            3,462              2,018
                                                               ===============================================

                See accompanying notes to financial statements.

                                       13
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                 J.P. Morgan       J.P. Morgan
                                                                Franklin         Franklin       International   U.S. Disciplined
                                                               Zero Coupon      Zero Coupon     Opportunities       Equity
                                                               Fund - 2005      Fund - 2010       Portfolio         Portfolio
                                                               ------------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $    52              54              --                  2
                                                               ------------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --              --               1                 --
     USAllianz Alterity Enhanced ........................             --              --              --                 --
     USAllianz Alterity Optional ........................             --              --              --                 --
     USAllianz Rewards Traditional ......................             --              --               1                  1
     USAllianz Rewards Enhanced .........................             --              --              --                  1
     Valuemark II & III .................................            579             524              --                 --
     Valuemark IV .......................................            181             226              --                 --
     Valuemark Charter Traditional ......................             --              --              --                 --
     Valuemark Charter Enhanced .........................             --              --              --                 --
                                                               ------------------------------------------------------------------
   Total expenses .......................................            760             750               2                  2
                                                               ------------------------------------------------------------------
   Investment income (loss), net ........................           (708)           (696)             (2)                --
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          1,435             854              12                  1
   Realized gains (losses) on sales of investments, net .           (694)         (3,882)             (2)                (1)
                                                               ------------------------------------------------------------------
         Realized gains (losses) on investments, net ....            741          (3,028)             10                 --
                                                               ------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          5,482          11,831             (46)               (67)
                                                               ------------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          6,223           8,803             (36)               (67)
                                                               ------------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ 5,515           8,107             (38)               (67)
                                                               ==================================================================

                                                                 Mutual           Mutual       Oppenheimer
                                                                Discovery         Shares         Global
                                                              Securities        Securities     Securities
                                                                  Fund             Fund          Fund/VA
                                                             ---------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          5,604            10,739             --
                                                             ---------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              1                 2              3
     USAllianz Alterity Enhanced ........................              1                 1              2
     USAllianz Alterity Optional ........................             --                 1              3
     USAllianz Rewards Traditional ......................             --                --             10
     USAllianz Rewards Enhanced .........................             --                --              2
     Valuemark II & III .................................          1,185             2,090             --
     Valuemark IV .......................................          1,595             3,431             --
     Valuemark Charter Traditional ......................              3                13             --
     Valuemark Charter Enhanced .........................              3                 4             --
                                                             ---------------------------------------------
   Total expenses .......................................          2,788             5,542             20
                                                             ---------------------------------------------
   Investment income (loss), net ........................          2,816             5,197            (20)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --             9,298             19
   Realized gains (losses) on sales of investments, net .          6,320            10,883             (6)
                                                             ---------------------------------------------
         Realized gains (losses) on investments, net ....          6,320            20,181             13
                                                             ---------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          6,943            15,515           (147)
                                                             ---------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....         13,263            35,696           (134)
                                                             ---------------------------------------------
Net increase (decrease) in net assets from operations ...         16,079            40,893           (154)
                                                             =============================================

                See accompanying notes to financial statements.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                Oppenheimer                   PIMCO VIT
                                                                Oppenheimer      Main Street    PIMCO VIT     Stocks PLUS
                                                                   High           Growth &     High Yield      Growth &
                                                                  Income           Income         Bond          Income
                                                                  Fund/VA          Fund/VA      Portfolio      Portfolio
                                                                -----------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $   --              1             26             26
                                                                -----------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             2              8              2             --
     USAllianz Alterity Enhanced ........................            --              1              1             --
     USAllianz Alterity Optional ........................            --              1              6             --
     USAllianz Rewards Traditional ......................             3             13             --              1
     USAllianz Rewards Enhanced .........................            --              6             --              1
     Valuemark II & III .................................            --             --             --             --
     Valuemark IV .......................................            --             --             --             --
     Valuemark Charter Traditional ......................            --             --             --             --
     Valuemark Charter Enhanced .........................            --             --             --             --
                                                                -----------------------------------------------------------
   Total expenses .......................................             5             29              9              2
                                                                -----------------------------------------------------------
   Investment income (loss), net ........................            (5)           (28)            17             24
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..            --             11             --             --
   Realized gains (losses) on sales of investments, net .            --             (8)             1             --
                                                                -----------------------------------------------------------
         Realized gains (losses) on investments, net ....            --              3              1             --
                                                                -----------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (37)          (557)           (25)          (138)
                                                                -----------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....           (37)          (554)           (24)          (138)
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $  (42)          (582)            (7)          (114)
                                                                ===========================================================


                                                                  PIMCO VIT      Seligman     Seligman
                                                                    Total         Global      Small-Cap
                                                                 Return Bond    Technology      Value
                                                                  Portfolio        Fund         Fund
                                                                ---------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................             37            --             --
                                                                ---------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2             8              1
     USAllianz Alterity Enhanced ........................             --             2             --
     USAllianz Alterity Optional ........................              2             2              1
     USAllianz Rewards Traditional ......................              7             8              6
     USAllianz Rewards Enhanced .........................             --             4             --
     Valuemark II & III .................................             --            --             --
     Valuemark IV .......................................             --            --             --
     Valuemark Charter Traditional ......................             --            --             --
     Valuemark Charter Enhanced .........................             --            --             --
                                                                ---------------------------------------
   Total expenses .......................................             11            24              8
                                                                ---------------------------------------
   Investment income (loss), net ........................             26           (24)            (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             --           170             21
   Realized gains (losses) on sales of investments, net .              4           (56)             1
                                                                ---------------------------------------
         Realized gains (losses) on investments, net ....              4           114             22
                                                                ---------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................             35        (1,443)           142
                                                                ---------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             39        (1,329)           164
                                                                ---------------------------------------
Net increase (decrease) in net assets from operations ...             65        (1,353)           156
                                                                =======================================

                See accompanying notes to financial statements.

                                       15
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                   Templeton        Templeton
                                                                  Templeton       Developing         Global           Templeton
                                                                    Asset           Markets          Income            Growth
                                                                  Strategy        Securities       Securities        Securities
                                                                    Fund             Fund             Fund              Fund
                                                                 -----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................        $     80            1,245              106           10,470
                                                                 -----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              --               --               --                1
     USAllianz Alterity Enhanced ........................              --               --               --                1
     USAllianz Alterity Optional ........................              --                1               --                1
     USAllianz Rewards Traditional ......................              --               --               --                1
     USAllianz Rewards Enhanced .........................              --               --               --                1
     Valuemark II & III .................................             440            1,371              785            5,711
     Valuemark IV .......................................             252              499              137            2,407
     Valuemark Charter Traditional ......................              --                7                7               21
     Valuemark Charter Enhanced .........................              --                1               --                6
                                                                 -----------------------------------------------------------------
   Total expenses .......................................             692            1,879              929            8,150
                                                                 -----------------------------------------------------------------
   Investment income (loss), net ........................            (612)            (634)            (823)           2,320
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..              --               --               --           68,975
   Realized gains (losses) on sales of investments, net .            (754)         (10,051)          (4,123)          10,530
                                                                 -----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            (754)         (10,051)          (4,123)          79,505
                                                                 -----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................            (147)         (36,805)           6,052          (86,038)
                                                                 -----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....            (901)         (46,856)           1,929           (6,533)
                                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...        $ (1,513)         (47,490)           1,106           (4,213)
                                                                 =================================================================

                                                                                    Templeton        Templeton
                                                                  Templeton       International       Pacific
                                                                International        Smaller          Growth
                                                                 Securities         Companies       Securities
                                                                    Fund              Fund             Fund
                                                               -----------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................            398              409               85
                                                               -----------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................             --               --               --
     USAllianz Alterity Enhanced ........................             --               --               --
     USAllianz Alterity Optional ........................             --               --               --
     USAllianz Rewards Traditional ......................             --               --               --
     USAllianz Rewards Enhanced .........................             --               --               --
     Valuemark II & III .................................          7,064              169              802
     Valuemark IV .......................................          1,329              149              145
     Valuemark Charter Traditional ......................             51                6                3
     Valuemark Charter Enhanced .........................              6                2                1
                                                               -----------------------------------------------
   Total expenses .......................................          8,450              326              951
                                                               -----------------------------------------------
   Investment income (loss), net ........................         (8,052)              83             (866)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..        173,705               --               --
   Realized gains (losses) on sales of investments, net .        (12,082)             537           (9,301)
                                                               -----------------------------------------------
         Realized gains (losses) on investments, net ....        161,623              537           (9,301)
                                                               -----------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................       (197,938)            (752)          (8,300)
                                                               -----------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....        (36,315)            (215)         (17,601)
                                                               -----------------------------------------------
Net increase (decrease) in net assets from operations ...        (44,367)            (132)         (18,467)
                                                               ===============================================

                See accompanying notes to financial statements.

                                       16
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                USAllianz          USAllianz     USAllianz
                                                             VIP Diversified       VIP Fixed    VIP Global       USAllianz
                                                                 Assets             Income     Opportunities    VIP Growth
                                                                  Fund               Fund          Fund            Fund
                                                             ----------------------------------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................          $  81              53             --               6
                                                             ----------------------------------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................              2              --             --              --
     USAllianz Alterity Enhanced ........................             --              --             --              --
     USAllianz Alterity Optional ........................             --              --             --              --
     USAllianz Rewards Traditional ......................             --              --             --              --
     USAllianz Rewards Enhanced .........................             --              --             --              --
     Valuemark II & III .................................             31               9             --               8
     Valuemark IV .......................................              3               8             --               6
     Valuemark Charter Traditional ......................             --              --             --              --
     Valuemark Charter Enhanced .........................             --              --             --              --
                                                             ----------------------------------------------------------------
   Total expenses .......................................             36              17             --              14
                                                             ----------------------------------------------------------------
   Investment income (loss), net ........................             45              36             --              (8)
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..             12              --             --              29
   Realized gains (losses) on sales of investments, net .             90              43             --              (8)
                                                             ----------------------------------------------------------------
         Realized gains (losses) on investments, net ....            102              43             --              21
                                                             ----------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................           (111)             28            (16)           (182)
                                                             ----------------------------------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....             (9)             71            (16)           (161)
                                                             ----------------------------------------------------------------
Net increase (decrease) in net assets from operations ...          $  36             107            (16)           (169)
                                                             ================================================================

                                                              USAllianz                     Van Kampen
                                                              VIP Money      Van Kampen     LIT Growth
                                                               Market      LIT Enterprise    & Income
                                                                Fund          Portfolio      Portfolio
                                                             -----------------------------------------
Investment income:
   Dividends reinvested in fund shares ..................         224             --              14
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .....................           1             --              --
     USAllianz Alterity Enhanced ........................           1             --              --
     USAllianz Alterity Optional ........................          92             --               1
     USAllianz Rewards Traditional ......................          43              3              --
     USAllianz Rewards Enhanced .........................          11              1              --
     Valuemark II & III .................................          --             --              --
     Valuemark IV .......................................          --             --              --
     Valuemark Charter Traditional ......................          --             --              --
     Valuemark Charter Enhanced .........................          --             --              --
                                                             -----------------------------------------
   Total expenses .......................................         148              4               1
                                                             -----------------------------------------
   Investment income (loss), net ........................          76             (4)             13
Realized gains (losses) and unrealized
   appreciation (depreciation) on investments:
   Realized capital gain distributions on mutual funds ..          --              1              77
   Realized gains (losses) on sales of investments, net .          --             (4)             --
                                                             -----------------------------------------
         Realized gains (losses) on investments, net ....          --             (3)             77
                                                             -----------------------------------------
   Net change in unrealized appreciation
     (depreciation) on investments ......................          --           (182)             --
                                                             -----------------------------------------
     Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net ....          --           (185)             77
                                                             -----------------------------------------
Net increase (decrease) in net assets from operations ...          76           (189)             90
                                                             =========================================

                See accompanying notes to financial statements.

                                       17
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                             Total
                                                                                                              All
                                                                                                             Funds
                                                                                                           ---------
Investment income:
   Dividends reinvested in fund shares ..........................................................          $ 219,330
                                                                                                           ---------

Expenses:
   Mortality and expense risk and administrative charges:
     USAllianz Alterity Traditional .............................................................                 68
     USAllianz Alterity Enhanced ................................................................                 24
     USAllianz Alterity Optional ................................................................                141
     USAllianz Rewards Traditional ..............................................................                189
     USAllianz Rewards Enhanced .................................................................                 72
     Valuemark II & III .........................................................................             72,027
     Valuemark IV ...............................................................................             25,454
     Valuemark Charter Traditional ..............................................................                283
     Valuemark Charter Enhanced .................................................................                 56
                                                                                                           ---------
   Total expenses ...............................................................................             98,314
                                                                                                           ---------
   Investment income (loss), net ................................................................            121,016
Realized gains (losses) and unrealized appreciation (depreciation) on investments:

   Realized capital gain distributions on mutual funds ..........................................            668,465
   Realized gains (losses) on sales of investments, net .........................................              4,055
                                                                                                           ---------
         Realized gains (losses) on investments, net ............................................            672,520
                                                                                                           ---------
   Net change in unrealized appreciation (depreciation) on investments ..........................           (850,843)
                                                                                                           ---------
     Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net           (178,323)
                                                                                                           ---------
Net increase (decrease) in net assets from operations ...........................................          $ (57,307)
                                                                                                           =========

                 See accompanying notes to financial statements

                                       18
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets For the years ended December 31, 2000 and 1999 (In thousands)

                                                                             AIM V.I.                         AIM V.I.
                                                                     Capital Appreciation Fund               Growth Fund
                                                                   ----------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          $   (26)               --             (623)                3
         Realized gains (losses) on investments, net ....              167                --            1,174               205
         Net change in unrealized appreciation
          (depreciation) on investments .................           (1,267)               --          (15,376)              359
                                                                   ----------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           (1,126)               --          (14,825)              567
                                                                   ----------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            6,777                --            8,833                77
         Transfers between funds ........................              856                --           50,074             9,294
         Surrenders and terminations ....................              (58)               --           (6,181)              (79)
         Rescissions ....................................              (37)               --             (262)               --
         Bonus ..........................................              346                --              211                --
         Other transactions (note 2) ....................               --                --              (12)               --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            7,884                --           52,663             9,292
                                                                   ----------------------------------------------------------------
Increase (decrease) in net assets .......................            6,758                --           37,838             9,859
Net assets at beginning of period .......................               --                --            9,859                --
                                                                   ----------------------------------------------------------------
Net assets at end of period .............................          $ 6,758                --           47,697             9,859
                                                                   ================================================================

                                                                              AIM V.I.                          AIM V.I.
                                                                     International Equity Fund                 Value Fund
                                                                   ------------------------------------------------------------
                                                                      2000              1999             2000              1999
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................               (6)               --              (16)               --
         Realized gains (losses) on investments, net ....              123                --              154                --
         Net change in unrealized appreciation
          (depreciation) on investments .................             (456)               --             (621)               --
                                                                   ------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................             (339)               --             (483)               --
                                                                   ------------------------------------------------------------
     Contract transactions - All Products
            (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            2,084                --            3,741                --
         Transfers between funds ........................              283                --              862                --
         Surrenders and terminations ....................              (20)               --              (39)               --
         Rescissions ....................................               (5)               --              (70)               --
         Bonus ..........................................               95                --              126                --
         Other transactions (note 2) ....................               --                --               --                --
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            2,437                --            4,620                --
                                                                   ------------------------------------------------------------
Increase (decrease) in net assets .......................            2,098                --            4,137                --
Net assets at beginning of period .......................               --                --               --                --
                                                                   ------------------------------------------------------------
Net assets at end of period .............................            2,098                --            4,137                --
                                                                   ============================================================

                See accompanying notes to financial statements.

                                       19
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Alger American                   Alger American
                                                                  Growth Portfolio            Leveraged AllCap Portfolio
                                                              ---------------------------------------------------------------
                                                               2000               1999          2000               1999
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................     $   (455)            (10)         (327)                (6)
         Realized gains (losses) on investments, net ....        3,635              --         1,250                 17
         Net change in unrealized appreciation
          (depreciation) on investments .................      (10,582)            484        (9,927)               656
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (7,402)            474        (9,004)               667
                                                              ---------------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        6,148             221         4,399                  9
         Transfers between funds ........................       32,769           9,751        21,150              6,843
         Surrenders and terminations ....................       (4,525)            (13)       (3,297)               (18)
         Rescissions ....................................         (103)             --           (61)                --
         Bonus ..........................................          235              --           137                 --
         Other transactions (note 2) ....................           (9)             --            (7)                --
                                                              ---------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       34,515           9,959        22,321              6,834
                                                              ---------------------------------------------------------------
Increase (decrease) in net assets .......................       27,113          10,433        13,317              7,501
                                                              ---------------------------------------------------------------
Net assets at beginning of period .......................       10,433              --         7,501                 --
                                                              ---------------------------------------------------------------
Net assets at end of period .............................     $ 37,546          10,433        20,818              7,501
                                                              ===============================================================

                                                                     Alger American               Alger American Small
                                                                 MidCap Growth Portfolio         Capitalization Portfolio
                                                              -----------------------------------------------------------
                                                                  2000               1999         2000               1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (20)                --           (1)                --
         Realized gains (losses) on investments, net ....           11                 --           52                 --
         Net change in unrealized appreciation
          (depreciation) on investments .................         (219)                --         (194)                --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (228)                --         (143)                --
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):

         Purchase payments ..............................        5,154                 --          747                 --
         Transfers between funds ........................          725                 --          153                 --
         Surrenders and terminations ....................          (54)                --           (7)                --
         Rescissions ....................................          (53)                --           --                 --
         Bonus ..........................................          218                 --           25                 --
         Other transactions (note 2) ....................           --                 --           --                 --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        5,990                 --          918                 --
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................        5,762                 --          775                 --
                                                              -----------------------------------------------------------
Net assets at beginning of period .......................           --                 --           --                 --
                                                              -----------------------------------------------------------
Net assets at end of period .............................        5,762                 --          775                 --
                                                              ===========================================================

                See accompanying notes to financial statements.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                   Davis VA                Davis VA
                                                              Financial Portfolio    Real Estate Portfolio
                                                            -------------------------------------------------
                                                               2000       1999         2000       1999
                                                            -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................   $    (3)        --            6         --
         Realized gains (losses) on investments, net ....        48         --           18         --
         Net change in unrealized appreciation
          (depreciation) on investments .................       191         --           48         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       236         --           72         --
                                                            -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................     1,283         --        1,692         --
         Transfers between funds ........................     1,283         --           44         --
         Surrenders and terminations ....................       (24)        --          (27)        --
         Rescissions ....................................       (39)        --         (242)        --
         Bonus ..........................................        45
         Other transactions (note 2) ....................        --         --           --         --
                                                            -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     2,548         --        1,516         --
                                                            -------------------------------------------------
Increase (decrease) in net assets .......................     2,784         --        1,588         --
Net assets at beginning of period .......................        --         --           --         --
                                                            -------------------------------------------------
Net assets at end of period .............................   $ 2,784         --        1,588         --
                                                            =================================================

                                                                                      Franklin
                                                                Davis VA          Aggressive Growth
                                                             Value Portfolio       Securities Fund
                                                            ---------------------------------------
                                                              2000       1999      2000       1999
                                                            ---------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       (8)        --       (60)        --
         Realized gains (losses) on investments, net ....       28         --      (473)        --
         Net change in unrealized appreciation
          (depreciation) on investments .................       43         --    (4,235)        --
                                                            ---------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       63         --    (4,768)        --
                                                            ---------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................    2,697         --       465         --
         Transfers between funds ........................      725         --    16,960         --
         Surrenders and terminations ....................      (16)        --      (306)        --
         Rescissions ....................................      (66)        --        --         --
         Bonus ..........................................                  49        86         --
         Other transactions (note 2) ....................       --         --        --         --
                                                            ---------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................    3,428         --    17,119         --
                                                            ---------------------------------------
Increase (decrease) in net assets .......................    3,491         --    12,351         --
Net assets at beginning of period .......................       --         --        --         --
                                                            ---------------------------------------
Net assets at end of period .............................    3,491         --    12,351         --
                                                            =======================================

                See accompanying notes to financial statements.

                                       21
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin
                                                                  Global Communications              Franklin Global Health
                                                                     Securities Fund                  Care Securities Fund
                                                               -----------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    6,285           19,082             (391)            (110)
         Realized gains (losses) on investments, net ....         184,430          130,789            1,909             (444)
         Net change in unrealized appreciation
          (depreciation) on investments .................        (452,896)         108,697            9,915             (413)
          Net increase (decrease) in net assets
            from operations .............................        (262,181)         258,568           11,433             (967)
                                                               -----------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,766            7,605            1,118              684
         Transfers between funds ........................          11,165          (11,984)          22,546            5,472
         Surrenders and terminations ....................        (177,607)        (254,051)          (4,060)          (3,102)
         Rescissions ....................................            (461)            (402)             (47)              (4)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (351)            (415)              (9)              (4)
                                                               -----------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (162,488)        (259,247)          19,548            3,046
                                                               -----------------------------------------------------------------
Increase (decrease) in net assets .......................        (424,669)            (679)          31,981            2,087
Net assets at beginning of period .......................         903,412          904,091           10,683            8,596
                                                               -----------------------------------------------------------------
Net assets at end of period .............................      $  478,743          903,412           41,664           10,683
                                                               =================================================================

                                                                     Franklin                        Franklin
                                                              Growth and Income Fund             High Income Fund
                                                             ------------------------------------------------------------
                                                                2000             1999             2000             1999
                                                             ------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................       38,818           24,310           (2,100)          72,789
         Realized gains (losses) on investments, net ....       98,723          180,986          (38,973)          (2,180)
         Net change in unrealized appreciation
          (depreciation) on investments .................      (31,093)        (203,523)          11,375          (74,093)
          Net increase (decrease) in net assets
            from operations .............................      106,448            1,773          (29,698)          (3,484)
                                                             ------------------------------------------------------------
     Contract transactions - All Products
        (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        6,516           21,222            2,301            9,874
         Transfers between funds ........................      (46,211)           2,502          (19,980)         (15,315)
         Surrenders and terminations ....................     (203,679)        (350,152)         (64,551)        (111,225)
         Rescissions ....................................         (238)            (841)            (215)          (1,076)
         Bonus ..........................................           31               --               --               --
         Other transactions (note 2) ....................          324             (461)             (87)            (135)
                                                             ------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................     (243,905)        (327,730)         (82,532)        (117,877)
                                                             ------------------------------------------------------------
Increase (decrease) in net assets .......................     (137,457)        (325,957)        (112,230)        (121,361)
Net assets at beginning of period .......................      877,103        1,203,060          285,115          406,476
                                                             ------------------------------------------------------------
Net assets at end of period .............................      739,646          877,103          172,885          285,115
                                                             ============================================================

                See accompanying notes to financial statements.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                             Franklin
                                                                           Franklin                      Large Cap Growth
                                                                    Income Securities Fund                Securities Fund
                                                               --------------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   68,097           62,272           (3,912)          (3,049)
         Realized gains (losses) on investments, net ....          16,322           45,793           39,748           14,468
         Net change in unrealized appreciation
          (depreciation) on investments .................          18,797         (135,838)         (19,040)          74,190
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         103,216          (27,773)          16,796           85,609
                                                               --------------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           4,199           15,066            6,594           14,944
         Transfers between funds ........................         (46,170)         (63,176)          64,766          176,904
         Surrenders and terminations ....................        (176,655)        (305,250)         (73,326)        (102,364)
         Rescissions ....................................            (546)          (1,138)            (265)            (585)
         Bonus ..........................................              --               --               --               --
         Other transactions (note 2) ....................            (286)            (467)            (129)            (110)
                                                               --------------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (219,458)        (354,915)          (1,360)          88,789
                                                               --------------------------------------------------------------------
Increase (decrease) in net assets .......................        (116,242)        (382,688)          15,436          174,398
Net assets at beginning of period .......................         718,909        1,101,597          378,876          204,478
                                                               --------------------------------------------------------------------
Net assets at end of period .............................      $  602,667          718,909          394,312          378,876
                                                               ====================================================================

                                                                           Franklin               Franklin Natural Resources
                                                                       Money Market Fund                Securities Fund
                                                               -------------------------------------------------------------
                                                                   2000             1999             2000             1999
                                                               -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        12,226           11,289             (320)              67
         Realized gains (losses) on investments, net ....            --            1,997           (9,191)
         Net change in unrealized appreciation
          (depreciation) on investments .................            --               --           10,450           20,690
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        12,226           11,289           12,127           11,566
                                                               -------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        20,974           29,220              558              835
         Transfers between funds ........................        42,276          219,767            1,652           (4,480)
         Surrenders and terminations ....................      (148,303)        (294,991)          (8,899)         (10,534)
         Rescissions ....................................        (1,070)            (236)              --             (122)
         Bonus ..........................................
         Other transactions (note 2) ....................           (82)            (119)             (27)             (26)
                                                               -------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (86,205)         (46,359)          (6,711)         (14,327)
                                                               -------------------------------------------------------------
Increase (decrease) in net assets .......................       (73,979)         (35,070)           5,416           (2,761)
Net assets at beginning of period .......................       345,865          380,935           39,450           42,211
                                                               -------------------------------------------------------------
Net assets at end of period .............................       271,886          345,865           44,866           39,450
                                                               =============================================================

                See accompanying notes to financial statements.

                                       23
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                                        Franklin
                                                                        Franklin                     Rising Dividends
                                                                    Real Estate Fund                 Securities Fund
                                                                -------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                                -------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   7,775          14,097           7,620             970
         Realized gains (losses) on investments, net ....           (864)         22,529          41,052         121,686
         Net change in unrealized appreciation
          (depreciation) on investments .................         29,768         (51,341)          4,876        (184,898)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         36,679         (14,715)         53,548         (62,242)
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,404           2,780           2,390           9,400
         Transfers between funds ........................         (8,782)        (33,666)        (38,780)        (38,313)
         Surrenders and terminations ....................        (35,311)        (70,987)        (65,725)       (184,628)
         Rescissions ....................................           (106)           (290)           (215)           (427)
         Bonus ..........................................             --              --              15              --
         Other transactions (note 2) ....................            (62)            (96)           (136)           (219)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (41,757)       (102,259)       (132,451)       (214,187)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................         (5,078)       (116,974)        (78,903)       (276,429)
Net assets at beginning of period .......................        148,313         265,287         406,970         683,399
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 143,235         148,313         328,067         406,970
                                                               ==============================================================

                                                                     Franklin S&P 500                    Franklin
                                                                       Index Fund                    Small Cap Fund
                                                               --------------------------------------------------------
                                                                   2000            1999            2000            1999
                                                               --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................          (510)            (14)         (6,570)         (2,937)
         Realized gains (losses) on investments, net ....           (62)             --          96,703          15,551
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,493)            386        (159,623)        211,943
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,065)            372         (69,490)        224,557
                                                               --------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         2,110             279          11,337           6,288
         Transfers between funds ........................        36,340          13,708          36,967          15,624
         Surrenders and terminations ....................        (6,331)           (191)        (78,307)        (81,653)
         Rescissions ....................................           (45)             --            (260)           (195)
         Bonus ..........................................            --              --             196              --
         Other transactions (note 2) ....................            (1)             --            (141)           (118)
                                                               --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        32,063          13,796         (30,213)        (60,054)
                                                               --------------------------------------------------------
Increase (decrease) in net assets .......................        27,998          14,168         (99,703)        164,503
Net assets at beginning of period .......................        14,168              --         464,283         299,780
                                                               --------------------------------------------------------
Net assets at end of period .............................        42,166          14,168         364,580         464,283
                                                               ========================================================

                See accompanying notes to financial statements.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                  Franklin Technology         Franklin U.S. Government
                                                                    Securities Fund                   Fund
                                                               ---------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ---------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (53)            --        (5,399)        66,489
         Realized gains (losses) on investments, net ....          (254)            --        (9,520)         3,376
         Net change in unrealized appreciation
          (depreciation) on investments .................        (3,705)            --        53,735        (83,028)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (4,012)            --        38,816        (13,163)
                                                               ---------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           453             --         4,621         12,024
         Transfers between funds ........................        12,281             --       (19,493)          (277)
         Surrenders and terminations ....................          (468)            --      (101,827)      (172,638)
         Rescissions ....................................           (83)            --          (472)        (1,184)
         Bonus ..........................................            --             --           112             --
         Other transactions (note 2) ....................            --             --          (154)          (214)
                                                               ---------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        12,183             --      (117,213)      (162,289)
                                                               ---------------------------------------------------------
Increase (decrease) in net assets .......................         8,171             --       (78,397)      (175,452)
Net assets at beginning of period .......................            --             --       462,152        637,604
                                                               ---------------------------------------------------------
Net assets at end of period .............................      $  8,171             --       383,755        462,152
                                                               =========================================================

                                                                   Franklin Value                   Franklin
                                                                  Securities Fund            Zero Coupon Fund - 2000
                                                               ------------------------------------------------------
                                                                 2000           1999           2000           1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................        (136)          (134)         2,962          9,221
         Realized gains (losses) on investments, net ....         386           (418)        (7,321)         1,927
         Net change in unrealized appreciation
          (depreciation) on investments .................       3,212            309          6,377        (10,114)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       3,462           (243)         2,018          1,034
                                                               ------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         464          1,437            160            523
         Transfers between funds ........................       7,043          4,223        (44,466)           486
         Surrenders and terminations ....................      (3,180)        (3,334)       (17,061)       (20,803)
         Rescissions ....................................          (1)            (2)            --            (12)
         Bonus ..........................................          --             --             --             --
         Other transactions (note 2) ....................          (4)            (3)           (20)           (27)
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       4,323          2,321        (61,387)       (19,833)
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................       7,785          2,078        (59,369)       (18,799)
Net assets at beginning of period .......................      10,743          8,665         59,369         78,168
                                                               ------------------------------------------------------
Net assets at end of period .............................      18,528         10,743             --         59,369
                                                               ======================================================

                See accompanying notes to financial statements.

                                       25
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                        Franklin                       Franklin
                                                                 Zero Coupon Fund - 2005        Zero Coupon Fund - 2010
                                                               ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (708)         7,179           (696)         7,708
         Realized gains (losses) on investments, net ....           741          1,779         (3,028)         2,444
         Net change in unrealized appreciation
          (depreciation) on investments .................         5,482        (14,138)        11,831        (21,090)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         5,515         (5,180)         8,107        (10,938)
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           106          1,800            472          2,617
         Transfers between funds ........................         1,357          2,677         (4,809)         4,159
         Surrenders and terminations ....................       (10,527)       (15,018)       (12,274)       (20,348)
         Rescissions ....................................            (2)          (104)            (2)           (91)
         Bonus ..........................................            --             --             --             --
         Other transactions (note 2) ....................           (18)           (24)           (19)           (78)
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (9,084)       (10,669)       (16,582)       (13,692)
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................        (3,569)       (15,849)        (8,475)       (24,630)
Net assets at beginning of period .......................        59,429         75,278         60,727         85,357
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $ 55,860         59,429         52,252         60,727
                                                               ==========================================================

                                                                      J.P. Morgan                    J.P. Morgan
                                                               International Opportunities         U.S. Disciplined
                                                                        Portfolio                  Equity Portfolio
                                                              -------------------------------------------------------
                                                                    2000           1999          2000           1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................             (2)            --            --             --
         Realized gains (losses) on investments, net ....             10             --            --             --
         Net change in unrealized appreciation
          (depreciation) on investments .................            (46)            --           (67)            --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................            (38)            --           (67)            --
                                                              -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            540             --           626             --
         Transfers between funds ........................             77             --            55             --
         Surrenders and terminations ....................             (1)            --            (6)            --
         Rescissions ....................................            (28)            --           (10)            --
         Bonus ..........................................             15             --            28             --
         Other transactions (note 2) ....................             --             --            --             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................            603             --           693             --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................            565             --           626             --
Net assets at beginning of period .......................             --             --            --             --
                                                              -------------------------------------------------------
Net assets at end of period .............................            565             --           626             --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    Mutual Discovery                   Mutual Shares
                                                                     Securities Fund                 Securities Fund
                                                               --------------------------------------------------------------
                                                                    2000            1999            2000            1999
                                                               --------------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   2,816           2,769           5,197           5,053
         Realized gains (losses) on investments, net ....          6,320             877          20,181          10,359
         Net change in unrealized appreciation
          (depreciation) on investments .................          6,943          33,313          15,515          32,869
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         16,079          36,959          40,893          48,281
                                                               --------------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          2,097           5,125           4,741          13,220
         Transfers between funds ........................          3,097         (12,241)        (24,409)          6,512
         Surrenders and terminations ....................        (31,654)        (50,063)        (64,011)        (99,730)
         Rescissions ....................................            (36)           (231)         (1,869)           (809)
         Bonus ..........................................             12              --               4              --
         Other transactions (note 2) ....................             60             (73)           (133)           (167)
                                                               --------------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (26,549)        (57,483)        (85,667)        (80,969)
                                                               --------------------------------------------------------------
Increase (decrease) in net assets .......................        (10,470)        (20,524)        (44,774)        (32,688)
Net assets at beginning of period .......................        190,905         211,429         421,362         454,050
                                                               --------------------------------------------------------------
Net assets at end of period .............................      $ 180,435         190,905         376,588         421,362
                                                               ==============================================================

                                                                Oppenheimer Global                  Oppenheimer
                                                                Securities Fund/VA              High Income Fund/VA
                                                              -------------------------------------------------------
                                                                 2000            1999           2000            1999
                                                              -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................         (20)             --              5              --
         Realized gains (losses) on investments, net ....          13              --             --              --
         Net change in unrealized appreciation
          (depreciation) on investments .................        (147)             --            (37)             --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (154)             --            (42)             --
                                                              -------------------------------------------------------
     Contract transactions - All Products
         (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................       3,256              --          1,035              --
         Transfers between funds ........................         550              --             22              --
         Surrenders and terminations ....................         (23)             --            (25)             --
         Rescissions ....................................         (80)             --             (6)             --
         Bonus ..........................................         133              --             51              --
         Other transactions (note 2) ....................          --              --             --              --
                                                              -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       3,836              --          1,077              --
                                                              -------------------------------------------------------
Increase (decrease) in net assets .......................       3,682              --          1,035              --
Net assets at beginning of period .......................          --              --             --              --
                                                              -------------------------------------------------------
Net assets at end of period .............................       3,682              --          1,035              --
                                                              =======================================================

                See accompanying notes to financial statements.

                                       27
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Oppenheimer
                                                                  Main Street Growth &            PIMCO VIT
                                                                     Income Fund/VA         High Yield Portfolio
                                                               ----------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               ----------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (28)           --           17            --
         Realized gains (losses) on investments, net ....            3            --            1            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (557)           --          (25)           --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (582)           --           (7)           --
                                                               ----------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................        4,651            --          579            --
         Transfers between funds ........................        1,534            --           20            --
         Surrenders and terminations ....................          (45)           --           --            --
         Rescissions ....................................          (39)           --           --            --
         Bonus ..........................................          218                         10            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               ----------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        6,319            --          609            --
                                                               ----------------------------------------------------
Increase (decrease) in net assets .......................        5,737            --          602            --
Net assets at beginning of period .......................           --            --           --            --
                                                               ----------------------------------------------------
Net assets at end of period .............................      $ 5,737            --          602            --
                                                               ====================================================

                                                                       PIMCO VIT                  PIMCO VIT
                                                                   StocksPLUS Growth            Total Return
                                                                 and Income Portfolio          Bond Portfolio
                                                               -------------------------------------------------
                                                                  2000          1999         2000          1999
                                                               -------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           24            --           26            --
         Realized gains (losses) on investments, net ....           --            --            4            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (138)           --           35            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (114)           --           65            --
                                                               -------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          755            --        1,553            --
         Transfers between funds ........................          119            --           86            --
         Surrenders and terminations ....................           (8)           --          (15)           --
         Rescissions ....................................          (28)           --           --            --
         Bonus ..........................................           32            --           90            --
         Other transactions (note 2) ....................           --            --           --            --
                                                               -------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................          870            --        1,714            --
                                                               -------------------------------------------------
Increase (decrease) in net assets .......................          756            --        1,779            --
Net assets at beginning of period .......................           --            --           --            --
                                                               -------------------------------------------------
Net assets at end of period .............................          756            --        1,779            --
                                                               =================================================

                See accompanying notes to financial statements.

                                       28
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Seligman                      Seligman
                                                                Global Technology Fund         Small-Cap Value Fund
                                                               ----------------------------------------------------------
                                                                   2000           1999          2000           1999
                                                               ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (24)            --            (8)            --
         Realized gains (losses) on investments, net ....           114             --            22             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (1,443)            --           142             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................        (1,353)            --           156             --
                                                               ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................         5,208             --         1,294             --
         Transfers between funds ........................           924             --           171             --
         Surrenders and terminations ....................           (45)            --           (20)            --
         Rescissions ....................................           (79)            --            (8)            --
         Bonus ..........................................           169             --            67             --
         Other transactions (note 2) ....................            --             --            --             --
                                                               ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         6,177             --         1,504             --
                                                               ----------------------------------------------------------
Increase (decrease) in net assets .......................         4,824             --         1,660             --
Net assets at beginning of period .......................            --             --            --             --
                                                               ----------------------------------------------------------
Net assets at end of period .............................      $  4,824             --         1,660             --
                                                               ==========================================================

                                                                     Templeton Asset           Templeton Developing
                                                                      Strategy Fund           Markets Securities Fund
                                                               -------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................           (612)         3,415           (634)           945
         Realized gains (losses) on investments, net ....           (754)         4,514        (10,051)       (14,460)
         Net change in unrealized appreciation
         (depreciation) on investments ..................           (147)        (4,597)       (36,805)        81,915
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (1,513)         3,332        (47,490)        68,400
                                                               -------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................            923          2,738          2,112          3,726
         Transfers between funds ........................         (4,875)        (9,379)       (10,061)        (9,871)
         Surrenders and terminations ....................         (9,633)       (15,762)       (32,070)       (38,357)
         Rescissions ....................................            (40)           (18)          (172)          (160)
         Bonus ..........................................             --             --              5             --
         Other transactions (note 2) ....................            (20)           (27)           (65)           (87)
                                                               -------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        (13,645)       (22,448)       (40,260)       (44,749)
                                                               -------------------------------------------------------
Increase (decrease) in net assets .......................        (15,158)       (19,116)       (87,750)        23,651
Net assets at beginning of period .......................         57,944         77,060        179,439        155,788
                                                               -------------------------------------------------------
Net assets at end of period .............................         42,786         57,944         91,689        179,439
                                                               =======================================================

                See accompanying notes to financial statements.

                                       29
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                      Templeton Global                Templeton
                                                                   Income Securities Fund       Growth Securities Fund
                                                                --------------------------------------------------------
                                                                    2000           1999           2000           1999
                                                                --------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................      $   (823)         6,849          2,320          5,267
         Realized gains (losses) on investments, net .....        (4,123)        (2,393)        79,505        101,685
         Net change in unrealized appreciation
         (depreciation) on investments ...................         6,052        (12,910)       (86,038)        10,089
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         1,106         (8,454)        (4,213)       117,041
                                                                --------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           480          1,856          6,583         18,764
         Transfers between funds .........................        (5,518)        (8,250)       (11,363)       (13,403)
         Surrenders and terminations .....................       (19,031)       (39,570)      (137,782)      (161,405)
         Rescissions .....................................          (140)          (419)          (154)          (541)
         Bonus ...........................................            --             --             16             --
         Other transactions (note 2) .....................           (31)           (52)          (252)          (288)
                                                                --------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................       (24,240)       (46,435)      (142,932)      (156,873)
                                                                --------------------------------------------------------
Increase (decrease) in net assets ........................       (23,134)       (54,889)      (147,145)       (39,832)
Net assets at beginning of period ........................        81,665        136,554        668,676        708,508
                                                                --------------------------------------------------------
Net assets at end of period ..............................      $ 58,531         81,665        521,531        668,676
                                                                ========================================================

                                                                       Templeton                 Templeton International
                                                               International Securities Fund      Smaller Companies Fund
                                                              ----------------------------------------------------------
                                                                      2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ...................          (8,052)        32,734             83            338
         Realized gains (losses) on investments, net .....         161,623         80,811            537           (811)
         Net change in unrealized appreciation
         (depreciation) on investments ...................        (197,938)        52,010           (752)         4,895
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ..............................         (44,367)       165,555           (132)         4,422
                                                              ----------------------------------------------------------
     Contract transactions - All Products
           (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ...............................           5,236          8,905            543            579
         Transfers between funds .........................         (13,352)       (64,629)         1,103         (1,975)
         Surrenders and terminations .....................         (60,091)      (276,322)        (4,661)        (4,554)
         Rescissions .....................................            (459)        (2,015)           (39)            (6)
         Bonus ...........................................              --             --             --             --
         Other transactions (note 2) .....................            (263)          (364)            (7)            (8)
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ...................        (168,929)      (334,425)        (3,062)        (5,964)
                                                              ----------------------------------------------------------
Increase (decrease) in net assets ........................        (213,296)      (168,870)        (3,194)        (1,542)
Net assets at beginning of period ........................         730,620        899,490         22,334         23,876
                                                              ----------------------------------------------------------
Net assets at end of period ..............................         517,324        730,620         19,140         22,334
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       30
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                       Templeton
                                                                    Pacific Growth                 USAllianz VIP
                                                                    Securities Fund           Diversified Assets Fund
                                                              -----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              -----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $   (866)          (393)            45             --
         Realized gains (losses) on investments, net ....        (9,301)        (3,470)           102             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................        (8,300)        33,562           (111)             1
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................       (18,467)        29,699             36              1
                                                              -----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           858          1,477            349             --
         Transfers between funds ........................        (6,184)        (3,397)         1,675            102
         Surrenders and terminations ....................       (18,580)       (30,423)          (155)            --
         Rescissions ....................................           (39)           (39)            --             --
         Bonus ..........................................             1             --              2             --
         Other transactions (note 2) ....................           (40)           (59)            --             --
                                                              -----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................       (23,984)       (32,441)         1,871            102
                                                              -----------------------------------------------------------
Increase (decrease) in net assets .......................       (42,451)        (2,742)         1,907            103
Net assets at beginning of period .......................        89,056         91,798            103             --
                                                              -----------------------------------------------------------
Net assets at end of period .............................      $ 46,605         89,056          2,010            103
                                                              ===========================================================

                                                                    USAllianz VIP                   USAllianz VIP
                                                                  Fixed Income Fund           Global Opportunities Fund
                                                              ----------------------------------------------------------
                                                                   2000           1999           2000           1999
                                                              ----------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            36             --             --             --
         Realized gains (losses) on investments, net ....            43             --             --             --
         Net change in unrealized appreciation
         (depreciation) on investments ..................            28             (2)           (16)            --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................           107             (2)           (16)            --
                                                              ----------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           395             --            103             --
         Transfers between funds ........................         1,045            131             (1)            --
         Surrenders and terminations ....................          (119)            --             --             --
         Rescissions ....................................            --             --             --             --
         Bonus ..........................................            14             --              2             --
         Other transactions (note 2) ....................            --             --             --             --
                                                              ----------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,335            131            104             --
                                                              ----------------------------------------------------------
Increase (decrease) in net assets .......................         1,442            129             88             --
Net assets at beginning of period .......................           129             --             --             --
                                                              ----------------------------------------------------------
Net assets at end of period .............................         1,571            129             88             --
                                                              ==========================================================

                See accompanying notes to financial statements.

                                       31
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                    USAllianz VIP                USAllianz VIP
                                                                     Growth Fund               Money Market Fund
                                                                  2000          1999          2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................      $    (8)           --            76            --
         Realized gains (losses) on investments, net ....           21            --            --            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................         (182)           14            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................         (169)           14            76            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................          337            --        19,581            --
         Transfers between funds ........................          962           325        (8,475)           --
         Surrenders and terminations ....................         (125)           (8)          (72)           --
         Rescissions ....................................          (32)           --          (406)           --
         Bonus ..........................................            6            --         1,085            --
         Other transactions (note 2) ....................           --            --            --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................        1,098           317        11,713            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................          929           331        11,789            --
Net assets at beginning of period .......................          331            --            --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................      $ 1,260           331        11,789            --
                                                               ======================================================

                                                                     Van Kampen LIT             Van Kampen LIT
                                                                  Enterprise Portfolio     Growth & Income Portfolio
                                                                   2000          1999         2000          1999
                                                               ------------------------------------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net ..................            (4)           --           13            --
         Realized gains (losses) on investments, net ....            (3)           --           77            --
         Net change in unrealized appreciation
         (depreciation) on investments ..................          (182)           --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets
            from operations .............................          (189)           --           90            --
                                                               ------------------------------------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments ..............................           974            --        1,268            --
         Transfers between funds ........................           110            --          347            --
         Surrenders and terminations ....................           (15)           --          (12)           --
         Rescissions ....................................            --            --          (17)           --
         Bonus ..........................................            45            --           61            --
         Other transactions (note 2) .....................            --            --           --            --
                                                               ------------------------------------------------------
          Net increase (decrease) in net assets resulting
            from contract transactions ..................         1,114            --        1,647            --
                                                               ------------------------------------------------------
Increase (decrease) in net assets .......................           925            --        1,737            --
Net assets at beginning of period .......................            --            --           --            --
                                                               ------------------------------------------------------
Net assets at end of period .............................           925            --        1,737            --
                                                               ======================================================

                See accompanying notes to financial statements.

                                       32
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Total All Funds
                                                                                  -----------------------------
                                                                                         2000              1999
                                                                                  -----------------------------
Increase (decrease) in net assets:
     Operations:
         Investment income (loss), net .....................................      $   121,016           346,193
         Realized gains (losses) on investments, net .......................          672,520           706,429
         Net change in unrealized appreciation (depreciation) on investments         (850,843)         (129,595)
                                                                                  -----------------------------
          Net increase (decrease) in net assets from operations ............          (57,307)          923,027
                                                                                  -----------------------------
     Contract transactions - All Products
          (See Notes 5, 6, 7, & 8 for detail by product):
         Purchase payments .................................................          181,642           193,295
         Transfers between funds ...........................................           61,184           188,124
         Surrenders and terminations .......................................       (1,709,703)       (2,717,574)
         Rescissions .......................................................           (8,646)          (10,947)
         Bonus .............................................................            3,993                --
         Other transactions (note 2) .......................................           (2,724)           (3,534)
                                                                                  -----------------------------
          Net increase (decrease) in net assets
            resulting from contract transactions ...........................       (1,474,716)       (2,350,713)
                                                                                  -----------------------------
Increase (decrease) in net assets ..........................................       (1,531,561)       (1,427,611)
                                                                                  -----------------------------
Net assets at beginning of period ..........................................        7,715,924         9,143,535
                                                                                  -----------------------------
Net assets at end of period ................................................      $ 6,184,363         7,715,924
                                                                                  =============================

                See accompanying notes to financial statements.

                                       33
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements

December 31, 2000

1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Davis Variable Account Fund, Inc., Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), J.P. Morgan Series Trust II, Oppenheimer Variable Account Funds, PIMCO Insurance Trust, The Prudential Series Fund, Inc., Seligman Portfolios, Inc., USAllianz Variable Insurance Products Trust, and Van Kampen Life Investment Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                            Investment Adviser
---------                                            ------------------
AIM V.I. Capital Appreciation Fund                   AIM Advisors, Inc.
AIM V.I. Growth Fund                                 AIM Advisors, Inc.
AIM V.I. International Equity Fund                   AIM Advisors, Inc.
AIM V.I. Value Fund                                  AIM Advisors, Inc.
Alger American Growth Portfolio                      Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio            Fred Alger Management, Inc.
Alger American MidCap Growth Portfolio               Fred Alger Management, Inc.
Alger American Small Capitalization Portfolio        Fred Alger Management, Inc.
Davis VA Financial Portfolio                         Davis Selected Advisers, LP
Davis VA Real Estate Portfolio                       Davis Selected Advisers, LP
Davis VA Value Portfolio                             Davis Selected Advisers, LP
Franklin Aggressive Growth Securities Fund           Franklin Advisory Services, LLC
Franklin Global Communications Securities Fund       Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund          Franklin Advisers, Inc.
Franklin Growth and Income Fund *                    Franklin Advisers, Inc.
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund            Franklin Advisers, Inc.
Franklin Money Market Fund                           Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund           Franklin Advisers, Inc.
Franklin Real Estate Fund                            Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund *          Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund *                            Franklin Advisers, Inc.
Franklin Technology Securities Fund                  Franklin Advisers, Inc.
Franklin U.S. Government Fund *                      Franklin Advisory Services, LLC
Franklin Value Securities Fund                       Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                     Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                     Franklin Advisers, Inc.
J.P. Morgan International Opportunities Portfolio    J.P. Morgan Investment Management Inc.
J.P. Morgan US Disciplined Equity Portfolio          J.P. Morgan Investment Management Inc.

                                       34
                                      ------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

1. ORGANIZATION (CONTINUED)

Portfolio                                            Investment Adviser
---------                                            ------------------
Mutual Discovery Securities Fund *                   Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund *                      Franklin Mutual Advisers, LLC
Oppenheimer Global Securities Fund/VA                OppenheimerFunds, Inc.
Oppenheimer High Income Fund/VA                      OppenheimerFunds, Inc.
Oppenheimer Main Street Growth & Income Fund/VA      OppenheimerFunds, Inc.
PIMCO VIT High Yield Bond Portfolio                  Pacific Investment Management Company
PIMCO VIT StocksPLUS Growth and Income Portfolio     Pacific Investment Management Company
PIMCO VIT Total Return Bond Portfolio                Pacific Investment Management Company
Seligman Global Technology Fund                      J & W Seligman & Co. Inc.
Seligman Small Cap Value Fund                        J & W Seligman & Co. Inc.
SP Jennison International Growth Fund *              Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund *          Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                        Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund *       Templeton Asset Management Ltd.
Templeton Global Income Securities Fund              Franklin Advisers, Inc.
Templeton Growth Securities Fund *                   Templeton Global Advisors Limited
Templeton International Securities Fund              Franklin Advisers, Inc.
Templeton International Smaller Companies Fund       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund *           Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *              Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                    Allianz of America, Inc.
USAllianz VIP Global Opportunities Fund *            Allianz of America, Inc.
USAllianz VIP Growth Fund *                          Allianz of America, Inc.
USAllianz VIP Money Market Fund *                    Allianz of America, Inc.
Van Kampen LIT Enterprise Portfolio                  Van Kampen Asset Management, Inc.
Van Kampen LIT Growth & Income Portfolio             Van Kampen Asset Management, Inc.

* Portfolio contains class 2 shares which assess 12b-1 fees.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by the investment advisers of the portfolios.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

                                       35
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

On February 1, 2000, the funds in the following table were added as available investment options for USAllianz Alterity.

AIM V.I. Capital Appreciation Fund                   Oppenheimer High Income Fund/VA
AIM V.I. International Equity Fund                   Oppenheimer Main Street Growth and Income Fund/VA
AIM V.I. Value Fund                                  PIMCO VIT High Yield Bond Portfolio
Alger American MidCap Growth Portfolio               PIMCO VIT StocksPLUS Growth and Income Portfolio
Alger American Small Capitalization Portfolio        PIMCO VIT Total Return Bond Portfolio
Davis VA Financial Portfolio                         Seligman Global Technology Fund
Davis VA Real Estate Portfolio                       Seligman Small-Cap Value Fund
Davis VA Value Portfolio                             USAllianz VIP Global Opportunities Fund
J.P. Morgan International Opportunities Portfolio    USAllianz VIP Money Market Fund
J.P. Morgan US Disciplined Equity Portfolio          Van Kampen LIT Enterprise Fund
Oppenheimer Global Securities Fund/VA                Van Kampen LIT Growth and Income Fund

On May 1, 2000, the Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options for Valuemark II, III and IV. The SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options on December 15, 2000.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                             Effective Date
-----------------                                    --------------------                             --------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund        November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund             November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund                   November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund         November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund                     December 15, 1999
Franklin Growth and Income Securities Fund           Franklin Growth and Income Fund                  May 1, 2000
Seligman Technology Fund                             Seligman Henderson Technology Fund               May 1, 2000
Templeton Asset Strategy Fund                        Templeton Global Asset Allocation Fund           May 1, 2000
Templeton Developing Markets Securities Fund         Templeton Developing Markets Equity Fund         May 1, 2000
Templeton Growth Securities Fund                     Templeton Global Growth Fund                     May 1, 2000
Templeton International Securities Fund              Templeton International Equity Fund              May 1, 2000
Templeton Pacific Growth Securities Fund             Templeton Pacific Growth Fund                    May 1, 2000

                                       36
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Premium Bonus

A premium bonus is awarded to the contract owner of the USAllianz Rewards product at the time of deposit. The bonus paid is based on the following schedule.

Net Deposit                                              Bonus Paid
-----------                                              ----------
$15,000 to 24,999                                            4%
$25,000 to 99,999                                            5%
$100,000 to 999,999                                          6%
$1,000,000 to 4.999 million                                  7%
$5,000,000 or more                                           8%

The bonus is vested over three years, therefore if the contract owner surrenders the policy before the full vesting period a portion of the bonus can be lost. The accumulated gain/loss on the bonus is 100% vested as it is earned. The vesting rates are presented in the following schedule.

Months following Deposit                                Amount Vested
------------------------                                -------------
0 to 12                                                      0%
13 to 24                                                     35%
25 to 36                                                     70%
37+                                                         100%

Expenses

Asset Based Expenses

A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                                    Mortality and Expense       Administrative
Contract                                 Risk Charge                Charge
--------                                 -----------                ------
USAllianz Alterity - Traditional            1.25%                    0.15%
USAllianz Alterity - Optional               1.55%                    0.15%
USAllianz Alterity - Enhanced               1.75%                    0.15%
USAllianz Rewards - Traditional             1.50%                    0.15%
USAllianz Rewards - Enhanced                1.70%                    0.15%
Valuemark II                                1.25%                    0.15%
Valuemark III                               1.25%                    0.15%
Valuemark IV                                1.34%                    0.15%
Valuemark Charter - Traditional             1.00%                    0.15%
Valuemark Charter - Enhanced                1.20%                    0.15%
Valuemark Income Plus                       1.25%                    0.15%

                                       37
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter, USAllianz Alterity and USAllianz Rewards contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $3,276,916 and $4,426,312, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity and USAllianz Rewards deferred annuity contracts. The amount of the contingent deferred sales charge is shown below.

                                                   Contingent Deferred Sales Charge
                        -----------------------------------------------------------------------------------------
Years Since Payment     Valuemark II      Valuemark III      Valuemark IV   USAllianz Alterity  USAllianz Rewards
-------------------     ------------      -------------      ------------   ------------------  -----------------
0-1                          5%               6%               6%               7%                      8.5%
1-2                          5%               5%               6%               6%                      8.5%
2-3                          4%               4%               6%               5%                      8.5%
3-4                          3%               3%               5%               4%                      8.5%
4-5                        1.5%             1.5%               4%               3%                        8%
5-6                          0%               0%               3%               0%                        7%
6-7                         --               --                2%              --                         5%
7-8                         --               --                0%              --                         4%
8-9                         --               --               --               --                         3%
9-10                        --               --               --               --                         0%
10+                         --               --               --               --                        --

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $9,784,497 and $16,657,195, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, Valuemark IV, USAllianz Alterity, and USAllianz Rewards deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer for all products, or 2% of the amount transferred, if less, for Valuemark II, Valuemark III, and Valuemark IV. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $135,934 and $153,188, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 2000 and 1999 were $61,184,108 and $188,123,947, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

                                       38
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for year ended December 31, 2000 are as follows.

                                                              Cost of               Proceeds from
                                                             Purchases                  Sales
                                                             ----------               ----------
Aim V.I. Capital Appreciation Fund                           $    8,176               $      117
Aim V.I. Growth Fund                                             60,675                    7,010
Aim V.I. International Equity Fund                                2,646                       75
Aim V.I. Value Fund                                               5,059                      251
Alger American Growth Portfolio                                  49,891                   11,375
Alger American Leveraged AllCap Portfolio                        36,170                   11,666
Alger American MidCap Growth Portfolio                            6,345                      318
Alger American Small Capitalization Portfolio                       995                       21
Davis VA Financial Portfolio                                      2,879                      292
Davis VA Real Estate Portfolio                                    2,133                      593
Davis VA Value Portfolio                                          3,676                      208
Franklin Aggressive Growth Securities Fund                       19,725                    2,655
Franklin Global Communications Securities Fund                  201,185                  191,028
Franklin Global Health Care Securities Fund                      31,413                   12,250
Franklin Growth and Income Securities Fund                      156,988                  269,819
Franklin High Income Fund                                        58,041                  142,667
Franklin Income Securities Fund                                 113,675                  235,062
Franklin Large Cap Growth Securities Fund                        92,800                   76,577
Franklin Money Market Fund                                    1,266,606                1,341,078
Franklin Natural Resources Securities Fund                       22,995                   30,026
Franklin Real Estate Fund                                        25,517                   53,657
Franklin Rising Dividends Securities Fund                        76,179                  144,685
Franklin S&P 500 Index Fund                                      46,318                   14,764
Franklin Small Cap Fund                                         229,850                  233,734
Franklin Technology Securities Fund                              14,147                    2,006
Franklin U.S. Government Fund                                    15,729                  138,312
Franklin Value Securities Fund                                   15,391                   11,191
Franklin Zero Coupon - 2000                                       3,545                   61,335
Franklin Zero Coupon - 2005                                       6,446                   14,805
Franklin Zero Coupon - 2010                                      19,169                   35,592
J.P. Morgan International Opportunities Fund                        657                       35
J.P. Morgan U.S. Disciplined Equity Fund                            706                       10
Mutual Discovery Securities Fund                                 14,443                   38,039

                                       39
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS) (CONTINUED)

                                                                Cost of              Proceeds from
                                                               Purchases                Sales
                                                               ---------               --------
Mutual Shares Securities Fund                                   $ 31,485               $102,491
Oppenheimer Global Securities Fund/VA                              3,963                    108
Oppenheimer High Income Fund/VA                                    1,121                     43
Oppenheimer Main Street Growth and Income Fund/VA                  6,435                    102
PIMCO VIT High Yield Bond Portfolio                                  673                     37
PIMCO VIT StocksPLUS Growth and Income Portfolio                     987                     56
PIMCO VIT Total Return Bond Portfolio                              1,955                    205
Seligman Global Technology Fund                                    6,680                    331
Seligman Small-Cap Value Fund                                      1,585                     59
Templeton Asset Strategy Fund                                      1,442                 15,675
Templeton Developing Markets Securities Fund                     124,756                165,633
Templeton Global Income Securities Fund                            4,054                 29,111
Templeton Growth Securities Fund                                 192,643                264,098
Templeton International Securities Fund                          578,146                581,309
Templeton International Smaller Companies  Fund                   79,239                 82,195
Templeton Pacific Growth Securities Fund                         364,821                389,652
USAllianz VIP Diversified Assets Fund                              2,317                    298
USAllianz VIP Fixed Fund                                           9,788                  8,384
USAllianz VIP Global Opportunities Fund                              108                      4
USAllianz VIP Growth Fund                                          1,508                    378
USAllianz VIP Money Market Fund                                   20,926                  9,256
Van Kampen LIT Enterprise Portfolio                                1,168                     54
Van Kampen LIT Growth and Income Portfolio                         1,764                     25

                                       40
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                   AIM V.I.                  Alger American
                                                  Growth Fund                  Growth Fund
                                            -----------------------------------------------------
                                            Dollars         Units        Dollars         Units
                                            -----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $     27           3        $      6             1
  Transfers between funds .............         5,530         529           5,632           539
  Surrenders and terminations .........           (61)         (6)             (3)           --
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  5,496         526        $  5,635           540
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $    919          77        $    359            32
  Transfers between funds .............        27,912       2,412          18,251         1,640
  Surrenders and terminations .........        (4,136)       (387)         (2,895)         (277)
  Rescissions .........................          (166)        (14)            (10)           (1)
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (8)         (1)             (6)           (1)
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 24,521       2,087        $ 15,699         1,393
                                            =====================================================
       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $     50           5        $    215            20
  Transfers between funds .............         3,764         360           4,119           396
  Surrenders and terminations .........           (18)         (2)            (10)           (1)
  Rescissions .........................            --          --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            --          --              --            --
                                            -----------------------------------------------------
Total Net Contract Transactions - 1999:      $  3,796         363        $  4,324           415
                                            =====================================================
Contract transactions - 2000:
  Purchase payments ...................      $  1,712         150        $  1,077           100
  Transfers between funds .............        21,108       1,839          12,711         1,155
  Surrenders and terminations .........        (2,005)       (183)         (1,599)         (148)
  Rescissions .........................            (1)         --              --            --
  Bonus ...............................            --          --              --            --
  Other transactions ..................            (4)         --              (3)           --
                                            -----------------------------------------------------
Total Net Contract Transactions - 2000:      $ 20,810       1,806        $ 12,186         1,107
                                            =====================================================

                                                                                   Franklin
                                                    Alger American             Aggressive Growth
                                              Leveraged AllCap Portfolio     Securities Portfolio
                                            ----------------------------------------------------------
                                                 Dollars        Units         Dollars        Units
                                            ----------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................          $      1           --         $     --             --
  Transfers between funds .............             3,765          341               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,757          340         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    228           17         $     52              5
  Transfers between funds .............            11,197          811           10,412            960
  Surrenders and terminations .........            (1,914)        (165)            (212)           (22)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (5)          (1)              --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  9,506          662         $ 10,252            943
                                            ==========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................          $      8            1         $     --             --
  Transfers between funds .............             3,078          277               --             --
  Surrenders and terminations .........                (9)          (1)              --             --
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                --           --               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 1999:          $  3,077          277         $     --             --
                                            ==========================================================

Contract transactions - 2000:
  Purchase payments ...................          $    616           49         $    413             37
  Transfers between funds .............             9,456          730            6,548            670
  Surrenders and terminations .........            (1,343)        (115)             (94)           (10)
  Rescissions .........................                --           --               --             --
  Bonus ...............................                --           --               --             --
  Other transactions ..................                (3)           1               --             --
                                            ----------------------------------------------------------

Total Net Contract Transactions - 2000:          $  8,726          665         $  6,867            697
                                            ==========================================================

                                       41
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global                 Franklin Global
                                                  Communications                    Health Care
                                                  Securities Fund                 Securities Fund
                                             ---------------------------------------------------------------
                                              Dollars         Units             Dollars         Units
                                             ---------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   3,272              96       $     103              11
  Transfers between funds .............        (24,958)           (870)          3,399             351
  Surrenders and terminations .........       (249,669)         (8,364)         (2,835)           (314)
  Rescissions .........................           (386)            (12)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (405)            (14)             (3)             --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $(272,146)         (9,164)      $     662              48
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,280              51       $     189              14
  Transfers between funds .............            199            (100)         15,456           1,135
  Surrenders and terminations .........       (171,797)         (4,741)         (2,935)           (215)
  Rescissions .........................           (393)            (10)            (43)             (3)
  Bonus ...............................             --              --              --              --
  Other transactions ..................           (337)             (9)            (24)             (1)
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $(170,048)         (4,809)      $  12,643             930
                                             ===============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   3,917             118       $     502              55
  Transfers between funds .............         13,001             433           2,077             220
  Surrenders and terminations .........         (4,380)           (138)           (267)            (30)
  Rescissions .........................            (16)             (1)             (2)             --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (10)             --              --              --
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 1999:      $  12,512             412       $   2,310             245
                                             ===============================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,229              60       $     776              57
  Transfers between funds .............         10,948             276           7,074             517
  Surrenders and terminations .........         (5,805)           (163)         (1,120)            (82)
  Rescissions .........................            (68)             (2)             --              --
  Bonus ...............................             --              --              --              --
  Other transactions ..................            (14)             (1)             15               1
                                             ---------------------------------------------------------------

Total Net Contract Transactions - 2000:      $  7,290              170          $6,745             493
                                             ===============================================================

                                                     Franklin                       Franklin
                                                    Growth and                        High
                                                    Income Fund                    Income Fund
                                            ------------------------------------------------------------
                                                Dollars         Units          Dollars        Units
                                            ------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   8,279             191       $   1,791              69
  Transfers between funds .............         (16,044)           (589)        (18,484)           (851)
  Surrenders and terminations .........        (330,869)        (12,405)        (99,823)         (4,698)
  Rescissions .........................            (714)            (27)           (186)             (9)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (415)            (16)           (112)             (5)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $(339,763)        (12,846)      $(116,814)         (5,494)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,687              75       $     736              27
  Transfers between funds .............         (37,687)         (1,498)        (11,037)           (489)
  Surrenders and terminations .........        (187,047)         (6,957)        (54,634)         (2,693)
  Rescissions .........................            (178)             (7)            (54)             (3)
  Bonus ...............................              --              --              --              --
  Other transactions ..................            (286)            (11)            (69)             (3)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $(222,511)         (8,398)      $ (65,058)         (3,161)
                                            ============================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  11,510             390       $   7,857             366
  Transfers between funds .............          18,552             696           2,895             140
  Surrenders and terminations .........         (18,645)           (694)        (11,350)           (536)
  Rescissions .........................            (127)             (5)           (890)            (42)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (46)             (2)            (23)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 1999:       $  11,244             385       $  (1,511)            (73)
                                            ============================================================

Contract transactions - 2000:
  Purchase payments ...................       $   2,437              91       $   1,216              60
  Transfers between funds .............          (8,657)           (348)         (8,693)           (405)
  Surrenders and terminations .........         (16,314)           (620)         (9,868)           (494)
  Rescissions .........................             (38)             (2)           (161)             (8)
  Bonus ...............................              --              --              --              --
  Other transactions ..................             (38)             (1)            (18)             (1)
                                            ------------------------------------------------------------

Total Net Contract Transactions - 2000:       $ (22,610)           (880)      $ (17,524)           (848)
                                            ============================================================

                                       42
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                  Franklin Large
                                                      Income                     Cap Growth
                                                  Securities Fund              Securities Fund
                                             --------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             --------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   4,169           123       $   3,422          149
  Transfers between funds .............        (69,103)       (2,779)        117,374        7,093
  Surrenders and terminations .........       (293,384)      (11,779)        (81,394)      (4,809)
  Rescissions .........................         (1,016)          (41)           (255)         (15)
  Bonus ...............................             --            --              --           --
Other transactions ....................           (388)          (15)            (79)          (5)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $(359,722)      (14,491)      $  39,068        2,413
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   1,745            55       $   2,503           82
  Transfers between funds .............        (35,959)       (1,445)         41,620        1,899
  Surrenders and terminations .........       (164,635)       (6,350)        (54,806)      (2,481)
  Rescissions .........................           (322)          (13)            (34)          (2)
  Bonus ...............................             --            --              --           --
  Other transactions ..................           (261)          (10)            (88)          (4)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $(199,432)       (7,763)      $ (10,805)        (506)
                                             ========================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   9,595           367       $  10,004          584
  Transfers between funds .............          5,898           239          59,488        3,598
  Surrenders and terminations .........        (11,863)         (459)        (20,046)      (1,157)
  Rescissions .........................           (122)           (5)            (56)          (4)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (29)           (1)            (31)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 1999:      $   3,479           141       $  49,359        3,019
                                             ========================================================

Contract transactions - 2000:
  Purchase payments ...................      $   2,116            81       $   3,475          160
  Transfers between funds .............        (10,188)         (419)         23,040        1,070
  Surrenders and terminations .........        (11,632)         (455)        (17,342)        (799)
  Rescissions .........................           (224)           (9)           (231)         (11)
  Bonus ...............................             --            --              --           --
  Other transactions ..................            (24)           (1)            (41)          (2)
                                             --------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (19,952)         (803)      $   8,901          418
                                             ========================================================

                                                    Franklin                    Franklin
                                                  Money Market              Natural Resources
                                                      Fund                   Securities Fund
                                             ----------------------------------------------------
                                              Dollars        Units         Dollars        Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................       $   7,896           180       $    315           33
  Transfers between funds .............         194,558        13,480         (5,419)        (549)
  Surrenders and terminations .........        (269,858)      (18,284)        (9,916)        (989)
  Rescissions .........................            (187)          (13)           (65)          (6)
  Bonus ...............................              --            --             --           --
Other transactions ....................            (109)           (7)           (24)          (2)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $ (67,700)       (4,644)      $(15,109)      (1,513)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   5,924           110       $    131           11
  Transfers between funds .............          46,847         3,284          1,060           73
  Surrenders and terminations .........        (132,186)       (8,659)        (8,163)        (651)
  Rescissions .........................            (889)          (59)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (73)           (5)           (20)          (1)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (80,377)       (5,329)      $ (6,992)        (568)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................       $  12,863           690       $    459           45
  Transfers between funds .............          25,077         1,872            923          123
  Surrenders and terminations .........         (25,030)       (1,665)          (618)         (61)
  Rescissions .........................             (49)           (3)           (57)          (5)
  Bonus ...............................              --            --             --           --
  Other transactions ..................             (10)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:       $  12,851           894       $    705          102
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................       $   6,919           460       $    425           33
  Transfers between funds .............          (6,493)         (450)           593           41
  Surrenders and terminations .........         (18,631)       (1,243)          (736)         (58)
  Rescissions .........................            (181)          (12)            --           --
  Bonus ...............................              --            --             --           --
  Other transactions ..................              (9)           --             (2)          --
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:       $ (18,395)       (1,245)      $    280           16
                                             ====================================================

                                       43
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                     Franklin                     Franklin
                                                    Real Estate               Rising Dividends
                                                       Fund                    Securities Fund
                                             -------------------------------------------------------
                                              Dollars         Units        Dollars         Units
                                             -------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    790           29       $   2,867           105
  Transfers between funds .............       (29,234)      (1,316)        (38,032)       (1,898)
  Surrenders and terminations .........       (66,659)      (2,934)       (173,741)       (8,612)
  Rescissions .........................          (283)         (13)           (316)          (16)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (83)          (4)           (194)          (10)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $(95,469)      (4,238)      $(209,416)      (10,431)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $    452           17       $   1,115            46
  Transfers between funds .............        (6,716)        (303)        (27,706)       (1,498)
  Surrenders and terminations .........       (32,198)      (1,343)        (87,143)       (4,529)
  Rescissions .........................           (86)          (4)           (157)           (8)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (52)          (2)           (119)           (6)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $(38,600)      (1,635)      $(114,010)       (5,995)
                                             =======================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $  1,696           73       $   5,964           284
  Transfers between funds .............        (4,570)        (216)           (282)          (31)
  Surrenders and terminations .........        (4,328)        (189)        (10,886)         (537)
  Rescissions .........................            (7)          --            (111)           (6)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (13)          (1)            (25)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 1999:      $ (7,222)        (333)      $  (5,340)         (291)
                                             =======================================================

Contract transactions - 2000:
  Purchase payments ...................      $  1,690           71       $     846            45
  Transfers between funds .............        (2,007)         (98)        (11,101)         (607)
  Surrenders and terminations .........        (3,008)        (126)         (8,449)         (445)
  Rescissions .........................           (20)          (1)            (38)           (2)
  Bonus ...............................            --           --              --            --
  Other transactions ..................           (10)          --             (17)           (1)
                                             -------------------------------------------------------

Total Net Contract Transactions - 2000:      $ (3,355)        (154)      $ (18,759)       (1,010)
                                             =======================================================

                                                      Franklin                    Franklin
                                                       S&P 500                    Small Cap
                                                     Index Fund                     Fund
                                            ----------------------------------------------------
                                                Dollars        Units         Dollars        Units
                                            ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................        $      5           --       $  1,798           96
  Transfers between funds .............           7,594          745          8,311           38
  Surrenders and terminations .........            (181)         (18)       (72,223)      (4,322)
  Rescissions .........................              --           --           (139)          (8)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (90)          (6)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  7,418          727       $(62,343)      (4,202)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    555           50       $  2,330           66
  Transfers between funds .............          23,833        2,235         18,180          565
  Surrenders and terminations .........          (4,933)        (488)       (63,294)      (2,146)
  Rescissions .........................             (43)          (4)           (65)          (2)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (8)          (1)          (103)          (3)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 19,404        1,792       $(42,952)      (1,520)
                                            ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    274           26       $  4,252          243
  Transfers between funds .............           6,114          601          6,853          269
  Surrenders and terminations .........             (10)          (1)        (9,430)        (538)
  Rescissions .........................              --           --            (56)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              --           --            (28)          (2)
                                            ----------------------------------------------------

Total Net Contract Transactions - 1999:        $  6,378          626       $  1,591          (32)
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $  1,555          152       $  4,483          155
  Transfers between funds .............          12,507        1,218         16,969          573
  Surrenders and terminations .........          (1,398)        (137)       (13,243)        (457)
  Rescissions .........................              (2)          --           (110)          (4)
  Bonus ...............................              --           --             --           --
  Other transactions ..................              (3)          --            (38)          (1)
                                            ----------------------------------------------------

Total Net Contract Transactions - 2000:        $ 12,659        1,233       $  8,061          266
                                            ====================================================

                                       44
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)

December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Franklin                     Franklin
                                                Technology                 U.S. Government
                                              Securities Fund                   Fund
                                             ----------------------------------------------------
                                             Dollars      Units        Dollars         Units
                                             ----------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   2,444          130
  Transfers between funds .............           --         --         (16,017)        (857)
  Surrenders and terminations .........           --         --        (164,751)      (8,770)
  Rescissions .........................           --         --          (1,028)         (55)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --            (201)         (10)
                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $(179,553)      (9,562)
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $    91          9       $   1,370           72
  Transfers between funds .............        6,741        596         (14,222)        (756)
  Surrenders and terminations .........         (363)       (35)        (94,802)      (4,957)
  Rescissions .........................          (83)        (8)            (92)          (5)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --          1            (143)          (8)
                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 6,386        563       $(107,889)      (5,654)
                                             ====================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --         --       $   7,769          407
  Transfers between funds .............           --         --          15,383          826
  Surrenders and terminations .........           --         --          (7,610)        (407)
  Rescissions .........................           --         --            (156)          (8)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (13)          (1)

                                             ----------------------------------------------------

Total Net Contract Transactions - 1999:      $    --         --       $  15,373          817
                                             ====================================================

Contract transactions - 2000:
  Purchase payments ...................      $   362         33       $     984           52
  Transfers between funds .............        5,540        501          (4,384)        (226)
  Surrenders and terminations .........         (105)       (10)         (6,993)        (370)
  Rescissions .........................           --         --            (380)         (20)
  Bonus ...............................           --         --              --           --
  Other transactions ..................           --         --             (12)          --

                                             ----------------------------------------------------

Total Net Contract Transactions - 2000:      $ 5,797        524       $ (10,785)        (564)
                                             ====================================================

                                                    Franklin                    Franklin
                                                      Value                    Zero Coupon
                                                 Securities Fund               Fund - 2000
                                            -----------------------------------------------
                                              Dollars        Units         Dollars        Units
                                            -----------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................      $   326         12       $    183            9
  Transfers between funds .............        2,439        332         (1,531)         (74)
  Surrenders and terminations .........       (2,562)      (336)       (20,400)        (982)
  Rescissions .........................           (1)        --             (4)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (2)        --            (27)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $   200          8       $(21,779)      (1,048)
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   103          5       $    153            7
  Transfers between funds .............        4,679        597        (39,070)      (1,788)
  Surrenders and terminations .........       (2,606)      (316)       (16,431)        (764)
  Rescissions .........................           --         --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................          (15)        (1)           (19)          (1)
                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        285       $(55,367)      (2,546)
                                            ===============================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $   715         80       $    340           16
  Transfers between funds .............        1,785        221          2,017           98
  Surrenders and terminations .........         (514)       (65)          (403)         (20)
  Rescissions .........................           (1)        --             (8)          --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           (1)        --             --           --

                                            -----------------------------------------------

Total Net Contract Transactions - 1999:      $ 1,984        236       $  1,946           94
                                            ===============================================

Contract transactions - 2000:
  Purchase payments ...................      $   358         43       $      7           --
  Transfers between funds .............        2,367        292         (5,396)        (251)
  Surrenders and terminations .........         (574)       (70)          (630)         (30)
  Rescissions .........................           (1)        --             --           --
  Bonus ...............................           --         --             --           --
  Other transactions ..................           11          1             (1)          --

                                            -----------------------------------------------

Total Net Contract Transactions - 2000:      $ 2,161        266       $ (6,020)        (281)
                                            ===============================================

                                       45
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin               Franklin                 Mutual                Mutual
                                             Zero Coupon            Zero Coupon             Discovery               Shares
                                             Fund - 2005            Fund - 2010          Securities Fund        Securities Fund
                                          ---------------------------------------------------------------------------------------
                                           Dollars    Units      Dollars      Units     Dollars      Units     Dollars      Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $    215        9     $    206         8     $    889         56     $  2,270       134
  Transfers between funds .............       (950)     (40)         225         1       (9,239)      (849)         261       (64)
  Surrenders and terminations .........    (14,106)    (591)     (19,041)     (739)     (37,478)    (3,121)     (72,561)   (5,722)
  Rescissions .........................        (15)      (1)          (7)       --          (62)        (5)        (653)      (52)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (21)      (1)         (25)       (1)         (38)        (3)         (81)       (6)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(14,877)    (624)    $(18,642)     (731)    $(45,928)    (3,922)    $(70,764)   (5,710)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     68        3     $     66         3     $    488         26     $  1,031        60
  Transfers between funds .............      1,612       58       (3,341)     (142)       3,377        193       (6,985)     (565)
  Surrenders and terminations .........     (9,673)    (405)     (10,971)     (434)     (20,846)    (1,411)     (38,644)   (2,840)
  Rescissions .........................         (2)      --           --        --           (2)        --       (1,664)     (126)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................        (16)      (1)         (16)       --          (28)        (2)         (57)       (4)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (8,011)    (345)    $(14,262)     (573)    $(17,011)    (1,194)    $(46,319)   (3,475)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $  1,585       66     $  2,411        92     $  3,851        317     $  9,961       780
  Transfers between funds .............      3,627      152        3,934       152       (3,004)      (273)       6,279       461
  Surrenders and terminations .........       (912)     (39)      (1,308)      (51)     (12,557)    (1,029)     (27,138)   (2,132)
  Rescissions .........................        (89)      (4)         (84)       (3)        (169)       (14)        (156)      (12)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (3)      --           (3)       --          (35)        (3)         (81)       (7)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  4,208      175     $  4,950       190     $(11,914)    (1,002)    $(11,135)     (910)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     38        2     $    406        17     $    977         68     $  2,582       192
  Transfers between funds .............       (255)     (12)      (1,468)      (58)        (425)       (29)     (17,496)   (1,334)
  Surrenders and terminations .........       (854)     (36)      (1,253)      (50)     (10,606)      (737)     (25,218)   (1,877)
  Rescissions .........................         --       --           (2)       --          (17)        (1)        (205)      (16)
  Bonus ...............................         --       --           --        --           --         --           --        --
  Other transactions ..................         (2)      --           (3)       --          (32)        (2)         (66)       (5)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ (1,073)     (46)    $ (2,320)      (91)    $(10,103)      (701)    $(40,403)   (3,040)
                                          =======================================================================================

                                       46
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton              Templeton              Templeton            Templeton
                                             Asset Strategy       Developing Markets       Global Income            Growth
                                                  Fund              Securities Fund       Securities Fund       Securities Fund
                                          ---------------------------------------------------------------------------------------
                                            Dollars    Units     Dollars       Units     Dollars     Units     Dollars     Units
                                          ---------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $     577       21    $   1,065        106    $     372       22    $   3,910       176
  Transfers between funds .............      (8,133)    (601)      (9,812)    (1,139)      (8,997)    (528)     (21,594)   (1,329)
  Surrenders and terminations .........     (13,574)    (969)     (35,691)    (3,707)     (37,944)  (2,216)    (142,831)   (8,168)
  Rescissions .........................         (16)      (1)        (154)       (15)        (414)     (25)        (338)      (19)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (21)      (2)         (74)        (8)         (49)      (3)        (242)      (14)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $ (21,167)  (1,552)   $ (44,666)    (4,763)   $ (47,032)  (2,750)   $(161,095)   (9,354)
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     298       17    $     498         40    $     248       15    $   2,210       108
  Transfers between funds .............      (1,885)    (130)      (9,446)      (896)      (4,704)    (290)     (12,587)     (698)
  Surrenders and terminations .........      (7,791)    (540)     (28,071)    (2,709)     (17,568)  (1,079)    (118,652)   (6,290)
  Rescissions .........................         (40)      (3)        (130)       (11)         (76)      (5)         (50)       (3)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................         (15)      (1)         (55)        (5)         (29)      (2)        (189)      (10)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (9,433)    (657)   $ (37,204)    (3,581)   $ (22,129)  (1,361)   $(129,268)   (6,893)
                                          =======================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   2,112      146    $   2,375        232    $   1,026       58    $  12,834       706
  Transfers between funds .............      (1,245)     (90)         164          1          761       44        8,319       454
  Surrenders and terminations .........      (2,188)    (144)      (2,666)      (266)      (1,626)     (96)     (17,701)   (1,004)
  Rescissions .........................          (2)      --           (6)        (1)          (5)      --         (144)       (9)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (6)      --          (13)        (2)          (3)      --          (46)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (1,329)     (88)   $    (146)       (36)   $     153        6    $   3,262       144
                                          =======================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     595       43    $   1,132        105    $     124        8    $   3,186       172
  Transfers between funds .............      (2,973)    (215)        (165)       (56)        (816)     (51)       1,509        80
  Surrenders and terminations .........      (1,842)    (132)      (3,958)      (386)      (1,434)     (89)     (18,926)   (1,015)
  Rescissions .........................          --       --          (36)        (4)         (64)      (4)         (70)       (4)
  Bonus ...............................          --       --           --         --           --       --           --        --
  Other transactions ..................          (5)      (1)         (10)        (1)          (2)      --          (43)       (3)
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (4,225)    (305)   $  (3,037)      (342)   $  (2,192)    (136)   $ (14,344)     (770)
                                          =======================================================================================

                                       47
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton               Templeton              Templeton            USAllianz VIP
                                             International        International Smaller     Pacific Growth       Diversified Assets
                                            Securities Fund          Companies Fund         Securities Fund             Fund
                                          -----------------------------------------------------------------------------------------
                                           Dollars      Units      Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $   2,621        122    $     115          7    $     738         69    $      --      --
  Transfers between funds .............     (63,288)    (3,285)      (1,461)      (163)      (6,774)      (499)          88       9
  Surrenders and terminations .........    (268,235)   (13,664)      (3,544)      (343)     (29,652)    (3,163)          --      --
  Rescissions .........................      (1,975)       (99)          (3)        --          (36)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (340)       (17)          (5)        --          (56)        (6)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $(331,217)   (16,943)   $  (4,898)      (499)   $ (35,780)    (3,603)   $      88       9
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,546         59    $     165         10    $     296         27    $      60       6
  Transfers between funds .............     (15,843)      (718)         985         81       (4,941)      (426)         761      75
  Surrenders and terminations .........    (150,297)    (6,965)      (3,584)      (305)     (17,186)    (1,822)         (93)     (9)
  Rescissions .........................        (225)       (10)          --         --          (33)        (4)          --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................        (242)       (11)          (4)        --          (37)        (4)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $(165,061)    (7,645)   $  (2,438)      (214)   $ (21,901)    (2,229)   $     728      72
                                          =========================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $   3,376        160    $     412         41    $     635         65    $      --      --
  Transfers between funds .............        (471)       (18)        (381)       (46)       3,409        397           14       1
  Surrenders and terminations .........      (8,087)      (402)      (1,010)       (96)        (771)       (76)          --      --
  Rescissions .........................         (40)        (2)          (3)        --           (3)        --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (24)        (1)          (3)        (1)          (3)         2           --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $  (5,246)      (263)   $    (985)      (102)   $   3,267        388    $      14       1
                                          =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   1,548         73    $     237         21    $     419         43    $      84       8
  Transfers between funds .............       3,666        184          490         41         (976)        (7)         858      85
  Surrenders and terminations .........      (8,165)      (382)      (1,052)       (91)      (1,355)      (145)         (62)     (6)
  Rescissions .........................        (228)       (11)         (32)        (3)          --         --           --      --
  Bonus ...............................          --         --           --         --           --         --           --      --
  Other transactions ..................         (21)        (1)          (3)        (1)          (3)        (1)          --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  (3,200)      (137)   $    (360)       (33)   $  (1,915)      (110)   $     880      87
                                          =========================================================================================

                                       48
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               USAllianz VIP                USAllianz VIP                       Total
                                               Fixed Income                    Growth                            All
                                                   Fund                         Fund                            Funds
                                          ------------------------------------------------------------------------------------
                                            Dollars      Units            Dollars      Units            Dollars        Units
                                          ------------------------------------------------------------------------------------
       Valuemark II & III

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $    50,672        1,967
  Transfers between funds .............           126       13                  224       22                  456        5,213
  Surrenders and terminations .........            --       --                   (8)      (1)          (2,513,003)    (130,027)
  Rescissions .........................            --       --                   --       --               (8,255)        (436)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (3,084)        (156)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $       126       13          $       216       21          $(2,473,214)    (123,439)
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $        --       --          $         1       --          $    30,897        1,202
  Transfers between funds .............           452       42                  555       52                2,000        4,966
  Surrenders and terminations .........           (68)      (7)                (130)     (12)          (1,510,704)     (73,003)
  Rescissions .........................            --       --                   --       --               (4,837)        (305)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --               (2,324)        (109)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       384       35          $       426       40          $(1,484,968)     (67,249)
                                          ====================================================================================

       Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................   $        --       --          $        --       --          $   118,568        6,433
  Transfers between funds .............             5        1                  101       10              187,684       11,368
  Surrenders and terminations .........            --       --                   --       --             (201,381)     (11,836)
  Rescissions .........................            --       --                   --       --               (2,359)        (128)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (451)         (28)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $         5        1          $       101       10          $   102,061        5,809
                                          ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $         4       --          $        28        3          $    45,056        2,644
  Transfers between funds .............           584       58                  422       39               54,897        4,803
  Surrenders and terminations .........           (48)      (5)                   5        1             (195,657)     (10,965)
  Rescissions .........................            --       --                   --       --               (2,109)        (114)
  Bonus ...............................            --       --                   --       --                   --           --
  Other transactions ..................            --       --                   --       --                 (401)         (21)
                                          ------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $       540       53          $       455       43          $   (98,214)      (3,653)
                                          ====================================================================================

                                       49
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                            Franklin Global      Franklin Global          Franklin              Franklin
                                            Communications         Health Care           Growth and               High
                                            Securities Fund      Securities Fund         Income Fund           Income Fund
                                          ----------------------------------------------------------------------------------
                                          Dollars      Units    Dollars     Units     Dollars     Units     Dollars     Units
                                          ----------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $   179        6      $    36       4       $ 1,195      44       $   219       10
  Transfers between funds .............       (19)      (1)          (6)     (1)          (13)     --           260       12
  Surrenders and terminations .........        (1)      --           --      --          (634)    (23)          (49)      (2)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   159        5      $    30       3       $   548      21       $   430       20
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $   210        6      $   106       9       $   169       6       $   265       13
  Transfers between funds .............        56        1           22       2          (103)     (2)         (250)     (12)
  Surrenders and terminations .........        (2)      --           --      --          (293)    (11)          (19)      (1)
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   264        7      $   128      11       $  (227)     (7)      $    (4)      --
                                          ==================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $   237        7      $    43       5       $   238       9       $     7       --
  Transfers between funds .............        (8)      --            2      --             7      --            14        1
  Surrenders and terminations .........        (1)      --           --      --            (4)     --            (3)      --
  Rescissions .........................        --       --           --      --            --      --            --       --
  Bonus ...............................        --       --           --      --            --      --            --       --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   228        7      $    45       5       $   241       9       $    18        1
                                          ==================================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    47        1      $    47       4       $   172       7       $    84        4
  Transfers between funds .............       (38)      (1)          (6)     --           (24)     (1)           --       --
  Surrenders and terminations .........        (3)      --           (5)     --            (7)     --           (30)      (1)
  Rescissions .........................        --       --           (4)     --            --      --            --       --
  Bonus -- ............................        --       --           --      --            --      --
  Other transactions ..................        --       --           --      --            --      --            --       --
                                          ----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     6       --      $    32       4       $   141       6       $    54        3
                                          ==================================================================================

                                       50
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Franklin            Franklin Large             Franklin                Franklin
                                               Income               Cap Growth             Money Market          Natural Resources
                                          Securities Fund         Securities Fund              Fund               Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units      Dollars     Units       Dollars     Units       Dollars     Units
                                         -----------------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................  $  1,223       48       $  1,393       82       $  8,404      562       $     57        5
  Transfers between funds .............        12        1             42        2            173        7             14       --
  Surrenders and terminations .........        (2)      --           (920)     (48)          (103)      (7)            --       --
  Rescissions .........................        --       --           (274)     (17)            --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $  1,233       49       $    241       19       $  8,474      562       $     71        5
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    209        8       $    265       13       $  8,131      517       $      2       --
  Transfers between funds .............       (20)      (1)           103        2          1,813      102             (7)      (1)
  Surrenders and terminations .........      (387)     (15)          (163)      (8)         2,640      170             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        (1)      --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:  $   (199)      (8)      $    205        7       $ 12,584      789       $     (5)      (1)
                                         =========================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................  $     79        3       $    125        7       $     57        4       $      4       --
  Transfers between funds .............        17        1             --       --            (41)      (3)             2       --
  Surrenders and terminations .........        (1)      --             (4)      --             --       --             --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $     95        4       $    121        7       $     16        1       $      6       --
                                         =========================================================================================

Contract transactions - 2000:
  Purchase payments ...................  $    129        5       $    351       17       $     --       --       $     --       --
  Transfers between funds .............        (3)      --              3       --            109        7              6       --
  Surrenders and terminations .........        (1)      --            (15)      (1)          (126)      (8)            --       --
  Rescissions .........................        --       --             --       --             --       --             --       --
  Bonus ...............................        --       --             --       --             --       --             --       --
  Other transactions ..................        --       --             --       --             --       --             --       --
                                         -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 1999:  $    125        5       $    339       16       $    (17)      (1)      $      6       --
                                         =========================================================================================

                                       51
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Franklin              Franklin              Franklin
                                              Real Estate         Rising Dividends        Small Cap           U.S. Government
                                                 Fund             Securities Fund            Fund                  Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars   Units       Dollars   Units       Dollars   Units      Dollars    Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   281      13       $   355      18       $   190      11       $ 1,598      83
  Transfers between funds ...............       136       7             2      --           456      21           343      18
  Surrenders and terminations ...........        --      --            --      --            --      --          (270)    (14)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   417      20       $   357      18       $   646      32       $ 1,671      87
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   152       6       $    71       4       $    59       2       $    27       1
  Transfers between funds ...............       (64)     (3)           37       3         1,148      37          (783)    (40)
  Surrenders and terminations ...........        --      --          (129)     (7)       (1,727)    (58)           (2)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $    88       3       $   (21)     --       $  (520)    (19)      $  (758)    (39)
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    13       1       $   214      11       $    48       3       $   213      11
  Transfers between funds ...............         2      --            (1)     --             4      --            14       1
  Surrenders and terminations ...........        --      --            (1)     --            --      --            (7)     --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    15       1       $   212      11       $    52       3       $   220      12
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   110       5       $    --      --       $   165       5       $   193      10
  Transfers between funds ...............         5      --           (29)     (2)           14      --           (11)     (1)
  Surrenders and terminations ...........        (5)     --            (1)     --            (5)     --           (11)     (1)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $   110       5       $   (30)     (2)      $   174       5       $   171       8
                                            =================================================================================

                                       52
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Franklin              Mutual             Mutual              Templeton
                                                 Value              Discovery           Shares            Asset Strategy
                                            Securities Fund      Securities Fund    Securities Fund            Fund
                                            -----------------------------------------------------------------------------
                                            Dollars   Units      Dollars   Units    Dollars    Units      Dollars   Units
                                            -----------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $ 374       48       $ 262       22       $ 895       70       $  34        2
  Transfers between funds ...............      (1)      --          (2)      --         (34)      (3)         --       --
  Surrenders and terminations ...........    (258)     (34)        (24)      (2)        (26)      (2)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $ 115       14       $ 236       20       $ 835       65       $  34        2
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   4       --       $  65        4       $ 143       11       $  --       --
  Transfers between funds ...............      (3)       1          24        2          17        1          (2)      --
  Surrenders and terminations ...........      --       --        (190)     (13)       (110)      (8)         --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $   1        1       $(101)      (7)      $  50        4       $  (2)      --
                                            =============================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $  22        3       $ 123       10       $  94        7       $  15        1
  Transfers between funds ...............      --       --           4       --           6        1          (1)      --
  Surrenders and terminations ...........      --       --          (4)      --          (5)      --          --       --
  Rescissions ...........................      --       --          --       --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $  22        3       $ 123       10       $  95        8       $  14        1
                                            =============================================================================

Contract transactions - 2000:
  Purchase payments .....................   $  --       --       $  96        7       $ 293       23       $  30        2
  Transfers between funds ...............      --       --           6       --         (12)      (1)        (15)      (1)
  Surrenders and terminations ...........      --       --         (11)      (1)        (33)      (2)         --       --
  Rescissions ...........................      --       --          (6)      --          --       --          --       --
  Bonus .................................      --       --          --       --          --       --          --       --
  Other transactions ....................      --       --          --       --          --       --          --       --
                                            -----------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $  --       --       $  85        6       $ 248       20       $  15        1
                                            =============================================================================

                                       53
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Templeton             Templeton             Templeton             Templeton
                                           Developing Markets      Global Income            Growth             International
                                            Securities Fund       Securities Fund       Securities Fund       Securities Fund
                                            ---------------------------------------------------------------------------------
                                            Dollars    Units      Dollars    Units      Dollars    Units      Dollars   Units
                                            ---------------------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments .....................   $   211      21       $   437      25       $ 1,732      97       $ 2,640     130
  Transfers between funds ...............      (225)     --             1      --          (132)      3          (882)     (6)
  Surrenders and terminations ...........        --      --            --      --          (863)    (46)           --      --
  Rescissions ...........................        --      --            --      --           (59)     (3)           --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $   (14)     21       $   438      25       $   678      51       $ 1,758     124
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $   124      12       $   108       6       $   307      16       $ 1,953      93
  Transfers between funds ...............      (472)     (4)            2      --          (318)     --        (1,198)    (12)
  Surrenders and terminations ...........       (42)     (4)          (29)     (2)         (174)     (9)       (1,596)    (71)
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 2000: .   $  (390)      4       $    81       4       $  (185)      7       $  (841)     10
                                            =================================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments .....................   $    75       7       $    21       1       $   288      16       $   268      13
  Transfers between funds ...............         2      --           (15)     (1)            4      --            12       1
  Surrenders and terminations ...........        --      --            --      --           (10)     (1)           --      --
  Rescissions ...........................        --      --            --      --            --      --            --      --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

Total Net Contract Transactions - 1999: .   $    77       7       $     6      --       $   282      15       $   280      14
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments .....................   $    71       6       $    --      --       $   105       6       $   189       9
  Transfers between funds ...............        12       1            --      --             6      --            23       1
  Surrenders and terminations ...........        (6)     (1)           --      --           (22)     (1)          (33)     (2)
  Rescissions ...........................        (6)     (1)           --      --            (6)     --            (6)     --
  Bonus .................................        --      --            --      --            --      --            --      --
  Other transactions ....................        --      --            --      --            --      --            --      --
                                            ---------------------------------------------------------------------------------

  Total Net Contract Transactions - 2000:   $    71       5       $    --      --       $    83       5       $   173       8
                                            =================================================================================

                                       54
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

6. CONTRACT TRANSACTIONS: - CHARTER TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Templeton                Templeton                 Total
                                          International Smaller       Pacific Growth                All
                                             Companies Fund           Securities Fund              Funds
                                          ---------------------------------------------------------------------
                                           Dollars       Units       Dollars     Units       Dollars      Units
                                          ---------------------------------------------------------------------
       Charter Traditional

Contract transactions - 1999:
  Purchase payments ...................   $      3         --        $     58        6       $ 21,776     1,307
  Transfers between funds .............       (133)        --             (32)      --            (40)       60
  Surrenders and terminations .........         --         --              --       --         (3,150)     (178)
  Rescissions .........................         --         --              --       --           (333)      (20)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $   (130)        --        $     26        6       $ 18,253     1,169
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $     27          2        $      5       --       $ 12,402       729
  Transfers between funds .............       (376)       (33)           (277)     (34)          (651)        9
  Surrenders and terminations .........        (19)        (2)            (33)      (3)        (2,275)      (42)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             (1)       --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   (368)       (33)       $   (305)     (37)      $  9,475       696
                                          =====================================================================

       Charter Enhanced

Contract transactions - 1999:
  Purchase payments ...................   $     49          4        $     46        4       $  2,279       127
  Transfers between funds .............         --         --              --       --             24         1
  Surrenders and terminations .........         --         --              --       --            (40)       (1)
  Rescissions .........................         --         --              --       --             --        --
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 1999:   $     49          4        $     46        4       $  2,263       127
                                          =====================================================================

Contract transactions - 2000:
  Purchase payments ...................   $    114         10        $     81        8       $  2,277       129
  Transfers between funds .............          2         --              10        1             58         3
  Surrenders and terminations .........         (6)        (1)             (6)      (1)          (326)      (20)
  Rescissions .........................         (6)        (1)             (6)      (1)           (40)       (3)
  Bonus ...............................         --         --              --       --             --        --
  Other transactions ..................         --         --              --       --             --        --
                                          ---------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    104          8        $     79        7       $  1,969       109
                                          =====================================================================

                                       55
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 were as follows.

                                          AIM V.I. Capital            AIM V.I.       AIM V.I. International       AIM V.I.
                                          Appreciation Fund         Growth Fund           Equity Fund            Value Fund
                                          -----------------------------------------------------------------------------------
                                          Dollars     Units       Dollars    Units      Dollars    Units      Dollars   Units
                                          -----------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   708        66       $ 1,280      110      $   365      38       $   493      50
  Transfers between funds .............        71         7           174       17           57       6           111      12
  Surrenders and terminations .........       (16)       (2)          (11)      (1)          (6)     (1)          (13)     (1)
  Rescissions .........................        (6)       (1)          (22)      (2)          (5)     --           (17)     (2)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   757        70       $ 1,421      124      $   411      43       $   574      59
                                          ===================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   177        17       $   316       29      $    44       5       $   305      32
  Transfers between funds .............       103        10           121       12           25       3            96      10
  Surrenders and terminations .........        --        --            --       --           --      --            (1)     --
  Rescissions .........................        --        --            --       --           --      --            --      --
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   280        27       $   437       41      $    69       8       $   400      42
                                          ===================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $   537        49       $   907       87      $   164      19       $   725      75
  Transfers between funds .............       173        16           156       15          213      23           204      22
  Surrenders and terminations .........        (3)       --            (4)      --           (3)     --            (4)     --
  Rescissions .........................        --        --            --       --           --      --           (35)     (4)
  Bonus ...............................        --        --            --       --           --      --            --      --
  Other transactions ..................        --        --            --       --           --      --            --      --
                                          -----------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   707        65       $ 1,059      102      $   374      42       $   890      93
                                          ===================================================================================

                                       56
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                           Alger American           Alger American        Alger American MidCap
                                          Growth Portfolio    Leveraged AllCap Portfolio     Growth Portfolio
                                          ----------------------------------------------------------------------
                                          Dollars    Units       Dollars        Units         Dollars   Units
                                          ----------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 510         46       $ 452            39           $ 640       56
  Transfers between funds .............      57          6         253            19             151       13
  Surrenders and terminations .........      (5)        --         (25)           (2)            (20)      (2)
  Rescissions .........................      (7)        (1)        (20)           (2)             (3)      --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --           1            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 555         51       $ 661            54           $ 768       67
                                          ======================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 172         17       $ 377            33           $ 449       40
  Transfers between funds .............     131         13         125            12             140       12
  Surrenders and terminations .........      --         --          --            --              --       --
  Rescissions .........................      --         --          --            --              --       --
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 303         30       $ 502            45           $ 589       52
                                          ======================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 179         17       $ 371            33           $ 423       37
  Transfers between funds .............     247         23          87             8             125       11
  Surrenders and terminations .........      (4)        --          (4)           --              (7)      --
  Rescissions .........................      --         --          --            --             (38)      (4)
  Bonus ...............................      --         --          --            --              --       --
  Other transactions ..................      --         --          --            --              --       --
                                          ----------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 422         40       $ 454            41           $ 503       44
                                          ======================================================================

                                             Alger American Small
                                           Capitalization Portfolio
                                          -------------------------
                                            Dollars           Units
                                          -------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................       $  55               6
  Transfers between funds .............          64               7
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 119              13
                                          =========================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................       $  38               4
  Transfers between funds .............          28               3
  Surrenders and terminations .........          --              --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $  66               7
                                          =========================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................       $ 213              25
  Transfers between funds .............          41               4
  Surrenders and terminations .........          (5)             --
  Rescissions .........................          --              --
  Bonus ...............................          --              --
  Other transactions ..................          --              --
                                          -------------------------

Total Net Contract Transactions - 2000:       $ 249              29
                                          =========================

                                       57
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                              Franklin
                                               Davis VA              Davis VA             Davis VA           Growth and
                                          Financial Portfolio  Real Estate Portfolio  Value Portfolio        Income Fund
                                          --------------------------------------------------------------------------------
                                          Dollars     Units      Dollars    Units     Dollars    Units     Dollars   Units
                                          --------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 235          21       $  91        8       $ 410       38       $ 224        8
  Transfers between funds .............      51           4          46        4          44        4          20        1
  Surrenders and terminations .........      (3)         --          --       --          (4)      --         (10)      --
  Rescissions .........................      --          --          --       --         (12)      (1)        (22)      (1)
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 283          25       $ 137       12       $ 438       41       $ 212        8
                                          ================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  75           6       $  32        3       $ 102       10       $  14        1
  Transfers between funds .............       8           1           4       --         (18)      (2)         --       --
  Surrenders and terminations .........      --          --          --       --          (1)      --          --       --
  Rescissions .........................      --          --          --       --          --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  83           7       $  36        3       $  83        8       $  14        1
                                          ================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $ 149          12       $ 836       71       $ 657       61       $ 278       10
  Transfers between funds .............      36           3          11        1         139       13          75        3
  Surrenders and terminations .........      --          --          (1)      --          --       --          (7)      --
  Rescissions .........................     (39)         (3)      $(241)     (20)         --       --          --       --
  Bonus ...............................      --          --          --       --          --       --          --       --
  Other transactions ..................      --          --          --       --          --       --          --       --
                                          --------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 146          12       $ 605       52       $ 796       74       $ 346       13
                                          ================================================================================

                                       58
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                   J.P. Morgan
                                              Franklin               Franklin               Franklin              International
                                          Rising Dividends           Small Cap           U.S. Government          Opportunities
                                          Securities Fund              Fund                   Fund                  Portfolio
                                          --------------------------------------------------------------------------------------
                                          Dollars    Units       Dollars     Units      Dollars     Units       Dollars    Units
                                          --------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 114          6       $ 718         25       $  46          2        $ 209         21
  Transfers between funds .............     (10)        (1)        186          6          24          1           37          4
  Surrenders and terminations .........      (2)        --         (15)        (1)         --         --           (1)        --
  Rescissions .........................     (20)        (1)        (35)        (1)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  82          4       $ 854         29       $  70          3        $ 245         25
                                          ======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   1         --       $ 263         10       $  21          1        $   9          1
  Transfers between funds .............       6         --          85          3           4         --            2         --
  Surrenders and terminations .........      --         --          --         --          --         --           --         --
  Rescissions .........................      --         --          --         --          --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   7         --       $ 348         13       $  25          1        $  11          1
                                          ======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  10          1       $ 407         15       $ 289         15        $  32          4
  Transfers between funds .............      --         --         183          7           4         --           20          2
  Surrenders and terminations .........      --         --          (2)        --          (2)        --           --         --
  Rescissions .........................      --         --         (38)        (2)         --         --           --         --
  Bonus ...............................      --         --          --         --          --         --           --         --
  Other transactions ..................      --         --          --         --          --         --           --         --
                                          --------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  10          1       $ 550         20       $ 291         15        $  52          6
                                          ======================================================================================

                                       59
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             J.P. Morgan               Mutual                   Mutual             Oppenheimer
                                          U.S. Disciplined           Discovery                  Shares          Global Securities
                                          Equity Portfolio        Securities Fund           Securities Fund           Fund/VA
                                          ---------------------------------------------------------------------------------------
                                          Dollars    Units      Dollars       Units       Dollars       Units     Dollars   Units
                                          ---------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  52          5       $ 157          11         $ 388          28       $ 290       31
  Transfers between funds .............       4         --          61           4             2          --         204       19
  Surrenders and terminations .........      --         --          --          --            (3)         --          --       --
  Rescissions .........................      --         --          (8)         (1)           --          --         (12)      (1)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  56          5       $ 210          14         $ 387          28       $ 482       49
                                          =======================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  60          6       $  57           4         $ 124           9       $ 346       38
  Transfers between funds .............      11          1           9           1            --          --           1       --
  Surrenders and terminations .........      --         --          (1)         --            (1)         --          --       --
  Rescissions .........................      --         --          --          --            --          --          --       --
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  71          7       $  65           5         $ 123           9       $ 347       38
                                          =======================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $  21          2       $  42           3         $ 103           7       $ 652       72
  Transfers between funds .............      36          4          29           2            22           2          94       10
  Surrenders and terminations .........      --         --          --          --            (1)         --          (2)      --
  Rescissions .........................      --         --          --          --            --          --         (56)      (7)
  Bonus ...............................      --         --          --          --            --          --          --       --
  Other transactions ..................      --         --          --          --            --          --          --       --
                                          ---------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  57          6       $  71           5         $ 124           9       $ 688       75
                                          =======================================================================================

                                       60
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Oppenheimer             Oppenheimer              PIMCO VIT            PIMCO VIT
                                               High Income         Main Street Growth &      High Yield Bond     StockPLUS Growth &
                                                 Fund/VA             Income Portfolio           Portfolio         Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars        Units     Dollars       Units     Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   300          33      $   967          99     $    72          7      $    86        8
  Transfers between funds .............        39           4          309          31          58          6            1       --
  Surrenders and terminations .........       (15)         (2)          (2)         --          --         --           (1)      --
  Rescissions .........................        (6)         (1)          (3)         --          --         --           (3)      --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   318          34      $ 1,271         130     $   130         13      $    83        8
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $     3          --      $   153          16     $    41          4      $     8        1
  Transfers between funds .............         4          --           48           5          --         --           --       --
  Surrenders and terminations .........        --          --           (1)         --          --         --           --       --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     7          --      $   200          21     $    41          4      $     8        1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    --          --      $   215          22     $   301         31      $    81        8
  Transfers between funds .............         1          --          165          17         (13)        (1)          23        2
  Surrenders and terminations .........        --          --           --          --          --         --           (3)      --
  Rescissions .........................        --          --           --          --          --         --           --       --
  Bonus ...............................        --          --           --          --          --         --           --       --
  Other transactions ..................        --          --           --          --          --         --           --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     1          --      $   380          39     $   288         30      $   101       10
                                          =========================================================================================

                                       61
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               PIMCO VIT            Seligman                  Seligman               Templeton
                                             Total Return       Global Technology          Small Cap Value       Developing Markets
                                            Bond Portfolio            Fund                      Fund               Securities Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units     Dollars      Units
                                          -----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   144       14      $ 1,292       115       $   169          15      $    54          5
  Transfers between funds .............       103       10          195        20             3          --            2         --
  Surrenders and terminations .........        --       --          (22)       (2)           (1)         --           --         --
  Rescissions .........................        --       --          (16)       (1)           (1)         --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   247       24      $ 1,449       132       $   170          15      $    56          5
                                          =========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    11        1      $   372        37       $     5          --      $    10          1
  Transfers between funds .............        13        1          191        21             3          --           --         --
  Surrenders and terminations .........        --       --           --        --            --          --           --         --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    24        2      $   563        58       $     8          --      $    10          1
                                          =========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    59        6      $   515        56       $   157          13      $   124         13
  Transfers between funds .............       159       16          217        23             7           1            4         --
  Surrenders and terminations .........        --       --           --        --            --          --           (1)        --
  Rescissions .........................        --       --           --        --            --          --           --         --
  Bonus ...............................        --       --           --        --            --          --           --         --
  Other transactions ..................        --       --           --        --            --          --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   218       22      $   732        79       $   164          14      $   127         13
                                          =========================================================================================

                                       62
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 Templeton              Templeton           USAllianz VIP         USAllianz VIP
                                                  Growth             Pacific Growth       Diversified Assets      Fixed Income
                                              Securities Fund        Securities Fund            Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars     Units     Dollars      Units    Dollars      Units
                                             -------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 207          11       $  24          3      $ 159         16      $  67           7
  Transfers between funds .............         44           2          --         --         24          2          3          --
  Surrenders and terminations .........         (2)         --          --         --         --         --         --          --
  Rescissions .........................        (21)         (1)         --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 228          12       $  24          3      $ 183         18      $  70           7
                                             =====================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 126           7       $   8          1      $  --         --      $  10           1
  Transfers between funds .............         --          --          --         --         --         --         --          --
  Surrenders and terminations .........         (1)         --          --         --         --         --         (1)         --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 125           7       $   8          1      $  --         --      $   9           1
                                             =====================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $ 166           9       $  12          1      $   5         --      $  64           6
  Transfers between funds .............         11           1          --         --         --         --         16           2
  Surrenders and terminations .........         (3)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................         --          --          --         --         --         --         --          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 174          10       $  12          1      $   5         --      $  80           8
                                             =====================================================================================

                                       63
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                             USAllianz VIP         USAllianz VIP           USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth               Money Market              Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars     Units     Dollars      Units      Dollars        Units      Dollars    Units
                                          ----------------------------------------------------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................   $    40        4      $    95         9       $ 1,721         170       $    67        6
  Transfers between funds .............        --       --            3        --          (765)        (76)            8        1
  Surrenders and terminations .........        --       --           --        --            --          --            (6)      (1)
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    40        4      $    98         9       $   956          94       $    69        6
                                          ========================================================================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    --       --      $    34         4       $   175          17       $    91        9
  Transfers between funds .............         3       --           --        --           (58)         (6)           24        3
  Surrenders and terminations .........        --       --           --        --            (1)         --            --       --
  Rescissions .........................        --       --           --        --            --          --            --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $     3       --      $    34         4       $   116          11       $   115       12
                                          ========================================================================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................   $    29        3      $    41         4       $ 1,736         172       $    55        5
  Transfers between funds .............        --       --           (5)       (1)         (862)        (85)            1       --
  Surrenders and terminations .........        --       --           --        --           (53)         (5)           (1)      --
  Rescissions .........................        --       --          (23)       (2)         (242)        (24)           --       --
  Bonus ...............................        --       --           --        --            --          --            --       --
  Other transactions ..................        --       --           --        --            --          --            --       --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    29        3      $    13         1       $   579          58       $    55        5
                                          ========================================================================================

                                       64
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

7. CONTRACT TRANSACTIONS: - ALTERITY TRADITIONAL, ENHANCED AND OPTIONAL ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                               Van Kampen LIT                 Total
                                               Growth & Income                 All
                                                  Portfolio                   Funds
                                             ---------------------------------------------
                                             Dollars       Units       Dollars       Units
                                             ---------------------------------------------
       Alterity Traditional

Contract transactions - 2000:
  Purchase payments ...................      $     76          7      $ 12,977       1,144
  Transfers between funds .............            23          2         1,657         135
  Surrenders and terminations .........            --         --          (183)        (15)
  Rescissions .........................            --         --          (239)        (17)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --             1          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     99          9      $ 14,213       1,247
                                             =============================================

       Alterity Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $     18          2      $  4,047         367
  Transfers between funds .............            42          4         1,151         107
  Surrenders and terminations .........            --         --            (8)         --
  Rescissions .........................            --         --            --          --
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $     60          6      $  5,190         474
                                             =============================================

       Alterity Optional

Contract transactions - 2000:
  Purchase payments ...................      $    137         12      $ 10,692         976
  Transfers between funds .............           159         14         1,778         158
  Surrenders and terminations .........            --         --          (110)         (5)
  Rescissions .........................            --         --          (712)        (66)
  Bonus ...............................            --         --            --          --
  Other transactions ..................            --         --            --          --
                                             ---------------------------------------------

Total Net Contract Transactions - 2000:      $    296         26      $ 11,648       1,063
                                             =============================================

                                       65
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the period ended December 31, 2000 was as follows.

                                          AIM V.I. Capital             AIM V.I.          AIM V.I. International        AIM V.I.
                                          Appreciation Fund          Growth Fund              Equity Fund             Value Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars       Units      Dollars      Units       Dollars   Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 3,199       296       $ 2,154        208       $ 1,235        138       $ 1,686     174
  Transfers between funds .............         2         1           120         13           (18)        (2)          (54)     (7)
  Surrenders and terminations .........       (31)       (3)           (5)        (1)          (11)        (2)          (17)     (2)
  Rescissions .........................       (31)       (3)          (43)        (4)           --         --           (18)     (2)
  Bonus ...............................       210        19           124         12            79          9            96      10
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,349       310       $ 2,350        228       $ 1,285        143       $ 1,693     173
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 2,156       220       $ 1,545        143       $   276         30       $   532      54
  Transfers between funds .............       507        51           483         50             6          1           505      57
  Surrenders and terminations .........        (8)       (1)          (20)        (2)           --         --            (4)     --
  Rescissions .........................        --        --           (30)        (3)           --         --            --      --
  Bonus ...............................       136        14            87          8            16          2            30       3
  Other transactions ..................        --        --            --         --            --         --            --      --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 2,791       284       $ 2,065        196       $   298         33       $ 1,063     114
                                          =========================================================================================

                                       66
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                            Alger American          Alger American            Alger American MidCap
                                           Growth Portfolio    Leveraged AllCap Portfolio       Growth Portfolio
                                          -------------------------------------------------------------------------
                                          Dollars      Units     Dollars         Units          Dollars      Units
                                          -------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 2,830        262     $ 1,650           146          $ 1,562       139
  Transfers between funds .............       584         58          57             6              451        39
  Surrenders and terminations .........       (18)        (1)         (8)           (1)              (6)       (1)
  Rescissions .........................       (65)        (6)        (41)           (4)              (3)       --
  Bonus ...............................       177         16          96             8               90         8
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 3,508        329     $ 1,754           155          $ 2,094       185
                                          =========================================================================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $ 1,021         97     $   705            64          $ 2,080       192
  Transfers between funds .............       788         80         (25)           (3)            (142)      (15)
  Surrenders and terminations .........        (4)        --          (3)           --              (21)       (2)
  Rescissions .........................       (21)        (2)         --            --               (9)       (1)
  Bonus ...............................        58          5          41             4              128        12
  Other transactions ..................        --         --          --            --               --        --
                                          -------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,842        180     $   718            65          $ 2,036       186
                                          =========================================================================

                                            Alger American Small
                                          Capitalization Portfolio
                                          ------------------------
                                          Dollars            Units
                                          ------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   321               40
  Transfers between funds .............        20                3
  Surrenders and terminations .........        (2)              --
  Rescissions .........................        --               --
  Bonus ...............................        18                2
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   357               45
                                          ========================


       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   120               12
  Transfers between funds .............        --               --
  Surrenders and terminations .........        --               --
  Rescissions .........................        --               --
  Bonus ...............................         7                1
  Other transactions ..................        --               --
                                          ------------------------

Total Net Contract Transactions - 2000:   $   127               13
                                          ========================

                                       67
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                      Franklin
                                               Davis VA                 Davis VA               Davis VA              Growth and
                                          Financial Portfolio     Real Estate Portfolio     Value Portfolio          Income Fund
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units      Dollars      Units      Dollars     Units      Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   260         21       $   526        44       $   799       74       $   416        14
  Transfers between funds .............       828         68            17         1           591       56            (9)       --
  Surrenders and terminations .........        (2)        --            (9)       (1)           (3)      --            --        --
  Rescissions .........................        --         --            (1)       --           (45)      (4)           --        --
  Bonus ...............................        15          1            39         3            44        4            24         1
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,101         90       $   572        47       $ 1,386      130       $   431        15
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   564         46       $   207        17       $   729       68       $   119         4
  Transfers between funds .............       360         29           (34)       (1)          (29)      (3)          174         6
  Surrenders and terminations .........       (19)        (1)          (17)       (1)           (8)      (1)           (1)       --
  Rescissions .........................        --         --            --        --            (9)      (1)           --        --
  Bonus ...............................        30          2            10         1            42        4             7        --
  Other transactions ..................        --         --            --        --            --       --            --        --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   935         76       $   166        16       $   725       67       $   299        10
                                          =========================================================================================

                                       68
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                                                     J.P. Morgan
                                               Franklin               Franklin                Franklin              International
                                           Rising Dividends           Small Cap            U.S. Government          Opportunities
                                            Securities Fund             Fund                    Fund                  Portfolio
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars      Units      Dollars      Units      Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   135         7      $ 2,367        86       $ 1,400        70       $   163        18
  Transfers between funds .............        23         1          146         5          (205)      (10)           18         2
  Surrenders and terminations .........        --        --          (13)       (1)          (16)       (1)           --        --
  Rescissions .........................        --        --          (12)       --            --        --            (7)       (1)
  Bonus ...............................         9        --          164         6            95         5             9         1
  Other transactions ..................        --        --           --        --             1        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   167         8      $ 2,652        96       $ 1,275        64       $   183        20
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    98         5      $   545        19       $   291        14       $   127        14
  Transfers between funds .............        --        --           51         2            80         4            --        --
  Surrenders and terminations .........        (1)       --           (8)       --            (1)       --            --        --
  Rescissions .........................        --        --           --        --            --        --           (21)       (2)
  Bonus ...............................         6        --           32         1            17         1             6         1
  Other transactions ..................        --        --           --        --            --        --            --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   103         5      $   620        22       $   387        19       $   112        13
                                          ========================================================================================

                                       69
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              J.P. Morgan                Mutual                Mutual              Oppenheimer
                                            U.S. Disciplined           Discovery               Shares           Global Securities
                                            Equity Portfolio         Securities Fund       Securities Fund           Fund/VA
                                          ----------------------------------------------------------------------------------------
                                          Dollars        Units      Dollars     Units     Dollars     Units     Dollars      Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   296          29       $   173       12      $    21        1      $ 1,703        182
  Transfers between funds .............         2          --            11        1           43        3          153         16
  Surrenders and terminations .........        --          --            --       --           --       --          (20)        (2)
  Rescissions .........................       (10)         (1)           (3)      --           --       --          (12)        (1)
  Bonus ...............................        17           2            10        1            1       --          117         12
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   305          30       $   191       14      $    65        4      $ 1,941        207
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $   197          19       $    42        3      $    56        4      $   265         28
  Transfers between funds .............         2          --            --       --           --       --           98         11
  Surrenders and terminations .........        (6)         (1)           --       --           (1)      --           (1)        --
  Rescissions .........................        --          --            --       --           --       --           --         --
  Bonus ...............................        11           1             2       --            3       --           16          2
  Other transactions ..................        --          --            --       --           --       --           --         --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   204          19       $    44        3      $    58        4      $   378         41
                                          ========================================================================================

                                       70
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              Oppenheimer            Oppenheimer               PIMCO VIT              PIMCO VIT
                                              High Income        Main Street Growth &       High Yield Bond      StockPLUS Growth &
                                                Fund/VA           Income Portfolio             Portfolio          Income Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars      Units      Dollars      Units       Dollars      Units      Dollars    Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $   683        77       $ 2,468        246       $   148        16       $   404       40
  Transfers between funds .............       (22)       (2)          273         28           (25)       (2)           95       10
  Surrenders and terminations .........        (9)       (1)          (34)        (4)           --        --            --       --
  Rescissions .........................        --        --           (36)        (4)           --        --           (25)      (2)
  Bonus ...............................        48         5           168         17             9         1            22        2
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $   700        79       $ 2,839        283       $   132        15       $   496       50
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    49         6       $   848         87       $    17         2       $   176       17
  Transfers between funds .............        --        --           739         79            --        --            --       --
  Surrenders and terminations .........        (1)       --            (8)        (1)           --        --            (4)      --
  Rescissions .........................        --        --            --         --            --        --            --       --
  Bonus ...............................         3        --            50          5             1        --            10        1
  Other transactions ..................        --        --            --         --            --        --            --       --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    51         6       $ 1,629        170       $    18         2       $   182       18
                                          =========================================================================================

                                       71
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              PIMCO VIT                Seligman               Seligman               Templeton
                                             Total Return         Global Technology        Small Cap Value      Developing Markets
                                            Bond Portfolio               Fund                   Fund              Securities Fund
                                          ----------------------------------------------------------------------------------------
                                          Dollars      Units     Dollars        Units     Dollars      Units     Dollars     Units
                                          ----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $ 1,313       127      $ 1,936         207      $   884        71      $    99        11
  Transfers between funds .............      (189)      (18)         386          42           26         2            4        --
  Surrenders and terminations .........       (15)       (1)          (6)         --          (15)       (1)          (1)       --
  Rescissions .........................        --        --          (42)         (4)          (7)       (1)          --        --
  Bonus ...............................        89         9          110          12           63         5            5         1
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $ 1,198       117      $ 2,384         257      $   951        76      $   107        12
                                          ========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $    26         3      $ 1,093         111      $    79         6      $    --        --
  Transfers between funds .............        --        --          (65)         (9)         132        10           --        --
  Surrenders and terminations .........        --        --          (17)         (2)          (4)       --           --        --
  Rescissions .........................        --        --          (21)         (2)          --        --           --        --
  Bonus ...............................         1        --           59           6            4        --           --        --
  Other transactions ..................        --        --           --          --           --        --           --        --
                                          ----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $    27         3      $ 1,049         104      $   211        16      $    --        --
                                          ========================================================================================

                                       72
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Templeton             Templeton           USAllianz VIP          USAllianz VIP
                                                   Growth            Pacific Growth       Diversified Assets       Fixed Income
                                              Securities Fund        Securities Fund             Fund                  Fund
                                             -------------------------------------------------------------------------------------
                                             Dollars      Units     Dollars      Units    Dollars      Units   Dollars       Units
                                             -------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $ 133           7       $  --         --      $  38          4      $  95           9
  Transfers between funds .............        (28)         (1)         --         --         18         --         11          (1)
  Surrenders and terminations .........         (1)         --          --         --         --         --         (2)         --
  Rescissions .........................         (7)         --          --         --         --         --         --          --
  Bonus ...............................          7          --          --         --          2         --          5          --
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 104           6       $  --         --      $  58          4      $ 109           8
                                             =====================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $ 143           8       $  13          1      $   3         --      $ 155          15
  Transfers between funds .............         --          --          --         --         14          1        (21)         (2)
  Surrenders and terminations .........         (1)         --          --         --         --         --         --          --
  Rescissions .........................         --          --          --         --         --         --         --          --
  Bonus ...............................          9          --           1         --         --         --          9           1
  Other transactions ..................         --          --          --         --         --         --         --          --
                                             -------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:      $ 151           8       $  14          1      $  17          1      $ 143          14
                                             =====================================================================================

                                       73
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                              USAllianz VIP         USAllianz VIP          USAllianz VIP           Van Kampen LIT
                                          Global Opportunities        Growth                Money Market             Enterprise
                                                 Fund                  Fund                    Fund                  Portfolio
                                          -----------------------------------------------------------------------------------------
                                          Dollars       Units    Dollars     Units      Dollars       Units       Dollars     Units
                                          -----------------------------------------------------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................   $  24           2      $   49         5       $ 12,182      1,192       $  606         58
  Transfers between funds .............      (4)         --           6        --         (3,318)      (334)          99          9
  Surrenders and terminations .........      --          --          --        --            (14)        (2)          (2)        --
  Rescissions .........................      --          --          --        --           (164)       (16)          --         --
  Bonus ...............................       1          --           2        --            831         81           36          3
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  21           2      $   57         5       $  9,517        921       $  739         70
                                          =========================================================================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................   $  10           1      $   89         8       $  3,767        368       $  155         14
  Transfers between funds .............      --          --         (69)       (7)        (3,472)      (338)         (22)        (2)
  Surrenders and terminations .........      --          --          --        --             (4)        --           (6)        (1)
  Rescissions .........................      --          --          (9)       (1)            --         --           --         --
  Bonus ...............................       1          --           4        --            254         25            9          1
  Other transactions ..................      --          --          --        --             --         --           --         --
                                          -----------------------------------------------------------------------------------------

Total Net Contract Transactions - 2000:   $  11           1      $   15        --       $    545         55       $  136         12
                                          =========================================================================================

                                       74
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

8. CONTRACT TRANSACTIONS: - REWARDS TRADITIONAL AND ENHANCED ACCUMULATION DOLLAR AND UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                Van Kampen LIT              Total
                                               Growth & Income               All
                                                  Portfolio                 Funds
                                             -------------------------------------------
                                             Dollars       Units      Dollars      Units
                                             -------------------------------------------
       Rewards Traditional

Contract transactions - 2000:
  Purchase payments ...................      $    884        78       $ 44,842     4,111
  Transfers between funds .............           120        10            232        (3)
  Surrenders and terminations .........           (10)       --           (270)      (25)
  Rescissions .........................           (17)       (2)          (589)      (55)
  Bonus ...............................            52         5          2,884       261
  Other transactions ..................            --        --              1        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $  1,029        91       $ 47,100     4,289
                                             ===========================================

       Rewards Enhanced

Contract transactions - 2000:
  Purchase payments ...................      $    153        14       $ 18,451     1,714
  Transfers between funds .............             3        --             63         1
  Surrenders and terminations .........            (2)       --           (170)      (13)
  Rescissions .........................            --        --           (120)      (12)
  Bonus ...............................             9         1          1,109       102
  Other transactions ..................            --        --             --        --
                                             -------------------------------------------

Total Net Contract Transactions - 2000:      $    163        14       $ 19,333     1,792
                                             ===========================================

                                       75
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                              Valuemark II&III
                                                   ---------------------------------------------------------------------------
                                                   Accumulation                                                     Ratio of
                                                       Units       Accumulation                                     Expenses
                                                    Outstanding       Unit           Total       Net Assets        to Average
                                                   (in thousands)     Value         Return**   (in thousands)      Net Assets*
                                                   ---------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,614      $    8.691         -21.6%     $   22,715            2.13%
  1999(1) ...................................             526          11.084          10.8           5,866            2.13+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,933           9.180         -16.0          17,746            2.19
  1999(1) ...................................             540          10.922           9.2           5,894            2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................           1,002           9.014         -25.9           9,031            2.33
  1999(1) ...................................             340          12.160          21.6           4,137            2.33+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            943           7.519         -24.8           7,092            2.12+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................          16,877          25.770         -33.8         434,919            1.91
  1999 ......................................          21,687          38.917          37.5         844,307            1.91
  1998 ......................................          30,851          28.308           9.6         873,319            1.90
  1997 ......................................          39,623          25.818          25.0       1,022,994            1.90
  1996 ......................................          53,086          20.654           5.6       1,097,873            1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           1,564          16.364          70.2          25,597            2.22
  1999 ......................................             634           9.615          -9.4           6,088            2.22
  1998(2) ...................................             586          10.610           6.1           6,215            2.24+

Franklin Growth and Income Fund
December 31,
  2000 ......................................          19,237          30.424          16.4         585,277            1.89
  1999 ......................................          27,634          26.147          -0.3         722,583            1.89
  1998 ......................................          40,480          26.226           6.8       1,061,658            1.89
  1997 ......................................          46,962          24.551          26.0       1,152,961            1.89
  1996 ......................................          50,027          19.490          12.6         977,110            1.90

Franklin High Income Fund
December 31,
  2000 ......................................           6,333          17.930         -14.2         113,554            1.94
  1999 ......................................           9,493          20.900          -1.5         198,407            1.94
  1998 ......................................          14,987          21.208          -0.5         317,865            1.93
  1997 ......................................          18,871          21.312          10.0         402,167            1.93
  1996 ......................................          20,736          19.375          12.3         402,379            1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                    Accumulation                                                  Ratio of
                                                       Units      Accumulation                                    Expenses
                                                    Outstanding       Unit          Total       Net Assets        to Average
                                                   (in thousands)     Value        Return**   (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 ......................................           2,170      $    8.682        -21.7%     $   18,840            2.22%
  1999(1) ...................................             363          11.083         10.8           4,026            2.22+

Alger American Growth Portfolio
December 31,
  2000 ......................................           1,521           9.170        -16.0          13,950            2.28
  1999(1) ...................................             415          10.921          9.2           4,535            2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 ......................................             941           9.005        -25.9           8,472            2.42
  1999(1) ...................................             277          12.159         21.6           3,364            2.42+

Franklin Aggressive Growth Securities Fund
December 31, 2000(6) .........................            697           7.514        -24.9           5,238            2.21+

Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           1,588          25.518        -33.8          40,520            2.00
  1999 ......................................           1,418          38.572         37.4          54,724            2.00
  1998 ......................................           1,006          28.082          9.5          28,248            1.99
  1997 ......................................             310          25.635         24.9           7,959            1.99
  1996 ......................................              --              --           --              --              --

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................             962          16.324         70.0          15,702            2.31
  1999 ......................................             469           9.601         -9.5           4,512            2.31
  1998(2) ...................................             224              11          6.0           2,381            2.33+

Franklin Growth and Income Fund
December 31,
  2000 ......................................           4,691          30.099         16.3         141,196            1.98
  1999 ......................................           5,570          25.891         -0.4         144,218            1.98
  1998 ......................................           5,185          25.993          6.7         134,775            1.98
  1997 ......................................           2,376          24.354         25.9          57,877            1.98
  1996 ......................................              --              --           --              --              --

Franklin High Income Fund
December 31,
  2000 ......................................           3,269          17.739        -14.3          57,990            2.03
  1999 ......................................           4,118          20.695         -1.5          85,209            2.03
  1998 ......................................           4,191          21.020         -0.6          88,069            2.02
  1997 ......................................           2,202          21.141          9.9          46,545            2.02
  1996 ......................................              --              --           --              --              --

                                       76
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                               Valuemark II&III
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit             Total       Net Assets         to Average
                                              (in thousands)      Value           Return**   (in thousands)       Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................          17,167      $   28.728            18.1%      $  493,162            1.90%
  1999 ..................................          24,929          24.323            -3.2          606,369            1.90
  1998 ..................................          39,420          25.122             0.2          990,325            1.89
  1997 ..................................          49,811          25.065            15.5        1,248,520            1.90
  1996 ..................................          57,504          21.708             9.7        1,251,844            1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................          10,359          21.085             4.3          218,428            2.17
  1999 ..................................          10,867          20.218            29.8          219,679            2.17
  1998 ..................................           8,454          15.574            18.6          131,652            2.17
  1997 ..................................           5,673          13.130            16.7           74,473            2.17
  1996(3) ...............................           3,722          11.254            10.2           42,110            2.17+

Franklin Money Market Fund
December 31,
  2000 ..................................          12,057          15.526             4.5          187,203            1.93
  1999 ..................................          17,388           14.86             3.3          258,373            1.93
  1998 ..................................          22,032          14.386             3.8          316,921            1.85
  1997 ..................................          20,892          13.865             3.8          290,904            1.85
  1996 ..................................          28,060          13.359             3.7          375,629            1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................           2,372          14.928            34.6           35,412            2.06
  1999 ..................................           2,940          11.092            30.4           32,615            2.06
  1998 ..................................           4,453           8.505           -26.4           37,878            2.04
  1997 ..................................           5,709          11.559           -20.1           65,992            2.09
  1996 ..................................           6,998          14.467             2.5          101,248            2.05

Franklin Real Estate Fund
December 31,
  2000 ..................................           3,767          27.827            30.1          104,814            1.98
  1999 ..................................           5,401          21.386            -7.4          115,525            1.98
  1998 ..................................           9,639          23.107           -18.0          222,740            1.94
  1997 ..................................          13,445          28.169            19.0          378,751            1.94
  1996 ..................................          12,757          23.668            31.0          301,974            1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................          11,259          22.497            19.4          253,281            2.15
  1999 ..................................          17,252          18.846           -11.0          325,172            2.15
  1998 ..................................          27,683          21.165             5.4          585,952            2.12
  1997 ..................................          33,249          20.074            31.2          667,473            2.14
  1996 ..................................          35,569          15.303            22.4          545,127            2.16

                                                                               Valuemark IV
                                              -------------------------------------------------------------------------------
                                               Accumulation                                                        Ratio of
                                                  Units       Accumulation                                         Expenses
                                               Outstanding        Unit              Total       Net Assets        to Average
                                              (in thousands)      Value            Return**   (in thousands)      Net Assets*
                                              -------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ..................................           3,577      $   28.421            18.0%      $  101,666            1.99%
  1999 ..................................           4,380          24.084            -3.3          105,486            1.99
  1998 ..................................           4,239          24.898             0.1          105,543            1.98
  1997 ..................................           2,094          24.864            15.4           52,069            1.99
  1996 ..................................              --              --              --               --              --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ..................................           7,938          20.997             4.2          166,665            2.26
  1999 ..................................           7,521          20.152            29.7          151,537            2.26
  1998 ..................................           4,502          15.537            18.5           69,939            2.26
  1997 ..................................           1,967          13.110            16.6           25,654            2.26
  1996(3) ...............................              --              --              --               --              --

Franklin Money Market Fund
December 31,
  2000 ..................................           3,990          15.363             4.4           61,300            2.02
  1999 ..................................           5,236          14.717             3.2           77,050            2.02
  1998 ..................................           4,342          14.260             3.7           61,911            1.94
  1997 ..................................           3,214          13.756             3.7           44,200            1.94
  1996 ..................................              --              --              --               --              --

Franklin Natural Resources Securities Fund
December 31,
  2000 ..................................             631          14.769            34.5            9,326            2.15
  1999 ..................................             616          10.983            30.3            6,761            2.15
  1998 ..................................             514           8.430           -26.5            4,332            2.13
  1997 ..................................             304          11.466           -20.2            3,482            2.18
  1996 ..................................              --              --              --               --              --

Franklin Real Estate Fund
December 31,
  2000 ..................................           1,336          27.529            30.0           36,774            2.07
  1999 ..................................           1,490          21.176            -7.5           31,567            2.07
  1998 ..................................           1,823          22.901           -18.0           41,773            2.03
  1997 ..................................           1,217          27.944            18.9           34,023            2.03
  1996 ..................................              --              --              --               --              --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ..................................           3,128          22.317            19.3           69,812            2.24
  1999 ..................................           4,137          18.712           -11.0           77,429            2.24
  1998 ..................................           4,428          21.034             5.3           93,151            2.21
  1997 ..................................           1,991          19.968            31.1           39,752            2.23
  1996 ..................................              --              --              --               --              --

                                       77
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                 Valuemark II&III
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                         Units      Accumulation                                 Expenses
                                      Outstanding       Unit          Total      Net Assets     to Average
                                     (in thousands)     Value        Return**  (in thousands)   Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................         2,519      $  9.448          -9.7%     $ 23,803          1.95%
  1999(1) ........................           727        10.467           4.7         7,613          1.95+

Franklin Small Cap Fund
December 31,
  2000 ...........................         9,133        23.878         -15.8       218,065          2.17
  1999 ...........................        10,654        28.353          94.2       302,040          2.17
  1998 ...........................        14,856        14.600          -2.4       216,872          2.17
  1997 ...........................        16,925        14.952          15.8       253,045          2.17
  1996 ...........................        12,784        12.913          27.3       165,578          2.17

Franklin Technology Securities Fund
  December 31, 2000(6) ............          563         7.509         -24.9         4,227          2.33+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        15,282        20.481          10.3       312,998          1.91
  1999 ...........................        20,938        18.574          -2.3       388,862          1.91
  1998 ...........................        30,500        19.014           5.9       579,909          1.90
  1997 ...........................        36,347        17.947           7.8       652,317          1.90
  1996 ...........................        44,598        16.650           2.2       742,973          1.91

Franklin Value Securities Fund
December 31,
  2000 ...........................         1,012         9.553          23.5         9,669          2.21
  1999 ...........................           727         7.736           0.2         5,614          2.21
  1998(2) ........................           719         7.717         -22.8         5,542          2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................         1,666        25.758          11.0        42,909          2.05
  1999 ...........................         2,011        23.205          -7.2        46,679          2.05
  1998 ...........................         2,635        25.003          11.0        65,876          1.80
  1997 ...........................         2,910        22.532           9.8        65,573          1.80
  1996 ...........................         3,579        20.517          -1.9        73,434          1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................         1,278        28.289          17.1        36,155          2.05
  1999 ...........................         1,851        24.164         -13.5        44,759          2.05
  1998 ...........................         2,582        27.920          12.9        72,114          1.80
  1997 ...........................         2,998        24.740          14.9        74,199          1.80
  1996 ...........................         3,297        21.522          -4.1        70,969          1.80

Mutual Discovery Securities Fund
December 31,
  2000 ...........................         4,601        14.922           8.9        68,662          2.41
  1999 ...........................         5,796        13.701          22.0        79,396          2.41
  1998 ...........................         9,718        11.226          -6.3       109,094          2.40
  1997 ...........................         9,940        11.983          17.7       119,104          2.46
  1996(5) ........................         1,471        10.180           0.6        15,074          2.77+

                                                                Valuemark IV
                                     ----------------------------------------------------------------------
                                      Accumulation                                               Ratio of
                                          Units     Accumulation                                 Expenses
                                       Outstanding     Unit        Total        Net Assets      to Average
                                     (in thousands)    Value       Return**   (in thousands)    Net Assets*
                                     ----------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ...........................        1,860      $  9.438       -9.8%        $ 17,553          2.04
  1999(1) ........................          626        10.465        4.7            6,555          2.04+

Franklin Small Cap Fund
December 31,
  2000 ...........................        5,728        23.767      -15.9          136,129          2.26
  1999 ...........................        5,460        28.247       94.0          154,275          2.26
  1998 ...........................        5,492        14.558       -2.4           79,977          2.26
  1997 ...........................        2,965        14.923       15.7           44,268          2.26
  1996 ...........................           --            --         --               --            --

Franklin Technology Securities Fund
  December 31, 2000(6) ............         523         7.505      -25.0            3,925          2.42+

Franklin U.S. Government Fund
December 31,
  2000 ...........................        3,294        20.264       10.2           66,758          2.00
  1999 ...........................        3,857        18.394       -2.4           70,974          2.00
  1998 ...........................        3,040        18.847        5.9           57,334          1.99
  1997 ...........................        1,359        17.805        7.7           24,222          1.99
  1996 ...........................           --            --         --               --            --

Franklin Value Securities Fund
December 31,
  2000 ...........................          867         9.530       23.4            8,267          2.30
  1999 ...........................          603         7.724        0.1            4,657          2.30
  1998(2) ........................          367         7.713      -22.9            2,834          2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ...........................          508        25.489       10.9           12,948          2.14
  1999 ...........................          555        22.983       -7.3           12,750          2.14
  1998 ...........................          380        24.786       10.9            9,402          1.89
  1997 ...........................          161        22.357        9.7            3,585          1.89
  1996 ...........................           --            --         --               --            --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ...........................          575        27.989       17.0           16,088          2.14
  1999 ...........................          668        23.929      -13.5           15,961          2.14
  1998 ...........................          478        27.674       12.8           13,233          1.89
  1997 ...........................          150        24.544       14.8            3,676          1.89
  1996 ...........................           --            --         --               --            --

Mutual Discovery Securities Fund
December 31,
  2000 ...........................        7,118        14.867        8.8          105,825          2.50
  1999 ...........................        7,820        13.662       21.9          106,824          2.50
  1998 ...........................        8,822        11.205       -6.4           98,842          2.49
  1997 ...........................        5,461        11.971       17.6           65,375          2.55
  1996(5) ........................           --            --         --               --            --

                                       78
                                       -----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                          Valuemark II&III
                                            --------------------------------------------------------------------------
                                             Accumulation                                                   Ratio of
                                                Units       Accumulation                                    Expenses
                                             Outstanding        Unit         Total        Net Assets       to Average
                                            (in thousands)      Value       Return**    (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................           8,947      $   14.831        12.0%      $  132,688            2.19%
  1999 ................................          12,423          13.237        11.8          164,442            2.19
  1998 ................................          18,133          11.837        -1.3          214,642            2.17
  1997 ................................          18,744          11.993        16.1          224,796            2.20
  1996(5) .............................           2,613          10.330         2.2           27,141            2.40+

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,847          14.040        -2.6           25,939            2.22
  1999 ................................           2,504          14.408         6.0           36,071            2.22
  1998 ................................           4,056          13.589        -1.4           55,102            2.24
  1997 ................................           5,229          13.786        10.2           72,082            2.34
  1996 ................................           4,104          12.514        18.2           52,117            2.26

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           7,646           8.473       -30.5           64,784            2.79
  1999 ................................          11,226          12.188        52.5          136,842            2.79
  1998 ................................          15,989           7.993       -22.7          127,804            2.81
  1997 ................................          23,005          10.340       -10.0          237,895            2.82
  1996 ................................          22,423          11.487        19.9          259,346            2.89

Templeton Global Income Securities Fund
December 31,
  2000 ................................           2,865          17.112         2.9           49,021            2.05
  1999 ................................           4,226          16.635        -7.1           70,284            2.05
  1998 ................................           6,976          17.905         5.6          124,899            2.03
  1997 ................................           9,434          16.957         1.1          159,973            2.02
  1996 ................................          11,857          16.781         8.1          198,968            2.01

Templeton Growth Securities Fund
December 31,
  2000 ................................          17,978          19.529         0.3          351,085            2.28
  1999 ................................          24,872          19.466        19.4          484,117            2.28
  1998 ................................          34,226          16.309         7.5          558,162            2.28
  1997 ................................          41,433          15.176        11.9          628,785            2.28
  1996 ................................          40,327          13.560        19.6          550,066            2.33

Templeton International Securities Fund
December 31,
  2000 ................................          19,667          21.586        -6.2          424,521            2.30
  1999 ................................          27,313          23.022        24.9          628,777            2.30
  1998 ................................          44,256          18.437         4.1          815,915            2.28
  1997 ................................          58,179          17.711        10.1        1,030,420            2.29
  1996 ................................          64,375          16.081        21.3        1,036,583            2.29

                                                                            Valuemark IV
                                            --------------------------------------------------------------------------
                                             Accumulation                                                  Ratio of
                                                Units       Accumulation                                   Expenses
                                             Outstanding        Unit          Total       Net Assets       to Average
                                            (in thousands)      Value        Return**   (in thousands)     Net Assets*
                                            --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31,
  2000 ................................          15,886      $   14.776        11.9%      $  234,717            2.28%
  1999 ................................          18,924          13.199        11.7          249,799            2.28
  1998 ................................          19,834          11.814        -1.4          234,337            2.26
  1997 ................................          11,394          11.981        16.0          136,521            2.29
  1996(5) .............................              --              --          --               --              --

Templeton Asset Strategy Fund
December 31,
  2000 ................................           1,098          13.968        -2.6           15,343            2.31
  1999 ................................           1,403          14.347         5.9           20,133            2.31
  1998 ................................           1,491          13.543        -1.5           20,200            2.33
  1997 ................................           1,008          13.752        10.1           13,864            2.43
  1996 ................................              --              --          --               --              --

Templeton Developing Markets Equity Fund
December 31,
  2000 ................................           3,047           8.421       -30.5           25,659            2.88
  1999 ................................           3,389          12.125        52.4           41,093            2.88
  1998 ................................           3,425           7.958       -22.8           27,259            2.90
  1997 ................................           2,663          10.305       -10.1           27,448            2.91
  1996 ................................              --              --          --               --              --

Templeton Global Income Securities Fund
December 31,
  2000 ................................             522          16.929         2.8            8,841            2.14
  1999 ................................             657          16.472        -7.2           10,843            2.14
  1998 ................................             651          17.746         5.5           11,582            2.12
  1997 ................................             393          16.821         1.0            6,620            2.11
  1996 ................................              --              --          --               --              --

Templeton Growth Securities Fund
December 31,
  2000 ................................           8,239          19.410         0.2          159,920            2.37
  1999 ................................           9,008          19.364        19.3          174,453            2.37
  1998 ................................           8,864          16.238         7.4          143,943            2.37
  1997 ................................           5,525          15.124        11.8           83,558            2.37
  1996 ................................              --              --          --               --              --

Templeton International Securities Fund
December 31,
  2000 ................................           4,027          21.413        -6.3           86,234            2.39
  1999 ................................           4,164          22.858        24.8           95,194            2.39
  1998 ................................           4,427          18.322         4.0           81,113            2.37
  1997 ................................           3,122          17.617        10.0           55,008            2.38
  1996 ................................              --              --          --               --              --

                                       79
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

9. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                                                            Valuemark II&III
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                    Units       Accumulation                                Expenses
                                                 Outstanding        Unit          Total      Net Assets    to Average
                                                (in thousands)     Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................           820      $ 11.166          -2.4%     $  9,160          2.51%
   1999 ......................................         1,034        11.441          22.2        11,825          2.51
   1998 ......................................         1,533         9.364         -13.5        14,354          2.50
   1997 ......................................         1,998        10.825          -2.9        21,626          2.46
   1996(3) ...................................         1,388        11.145           9.5        15,527          2.18+

Templeton Pacific Growth Fund
December 31,
   2000 ......................................         4,839         7.995         -26.7        38,688          2.48
   1999 ......................................         7,066        10.915          35.1        77,144          2.48
   1998 ......................................        10,669         8.078         -14.3        86,200          2.50
   1997 ......................................        15,833         9.431         -36.8       149,327          2.43
   1996 ......................................        22,061        14.932           9.5       330,159          2.39

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................            81        10.381           2.1           840          2.40+
   1999(1) ...................................             9         10.17           1.7            88          2.40

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................            49        10.742          10.2           522          2.15+
   1999(1) ...................................            13         9.751          -2.5           124          2.15

USAllianz VIP Growth Fund
December 31,
   2000 ......................................            61         9.496         -11.5           577          2.30+
   1999(1) ...................................            21        10.733           7.3           226          2.30

                                                                              Valuemark IV
                                                ----------------------------------------------------------------------
                                                 Accumulation                                               Ratio of
                                                     Units      Accumulation                                Expenses
                                                  Outstanding      Unit           Total      Net Assets    to Average
                                                 (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ----------------------------------------------------------------------
Templeton International Smaller Companies Fund
December 31,
   2000 ......................................          832      $ 11.119          -2.5%     $  9,251          2.60%
   1999 ......................................          865        11.403          22.1         9,864          2.60
   1998 ......................................          967         9.342         -13.6         9,037          2.59
   1997 ......................................          792        10.809          -3.0         8,557          2.55
   1996(3) ...................................           --            --            --            --            --

Templeton Pacific Growth Fund
December 31,
   2000 ......................................          932         7.931         -26.8         7,393          2.57
   1999 ......................................        1,041        10.838          35.0        11,295          2.57
   1998 ......................................          655         8.028         -14.4         5,274          2.59
   1997 ......................................          379         9.381         -36.9         3,566          2.52
   1996 ......................................           --            --            --            --            --

USAllianz VIP Diversified Assets Fund
December 31,
   2000 ......................................           89        10.370           2.0           918          2.49+
   1999(1) ...................................            1        10.168           1.7            15          2.49

USAllianz VIP Fixed Income Fund
December 31,
   2000 ......................................           54        10.731          10.1           585          2.24+
   1999(1) ...................................            1         9.749          -2.5             5          2.24

USAllianz VIP Growth Fund
December 31,
   2000 ......................................           52         9.486         -11.6           495          2.39+
   1999(1) ...................................           10        10.731           7.3           105          2.39

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from May 1, 1998 (fund commencement) to December 31, 1998.
(3)   Period from May 1, 1996 (fund commencement) to December 31, 1996.
(5)   Period from November 8, 1996 (fund commencement) to December 31, 1996.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.

                                       80
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the two years in the period ended December 31, 2000 follows.

                                                                     Valuemark Charter Traditional
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                    Units       Accumulation                               Expenses
                                                 Outstanding       Unit          Total      Net Assets    to Average
                                                (in thousands)     Value        Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           12        $26.413        -33.7%     $   309           1.92%
  1999 ......................................            5         39.861         34.8          213           1.92

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           14         16.381         70.2          236           2.22
  1999 ......................................            3          9.626         -9.3           33           2.22

Franklin Growth and Income Fund
December 31,
  2000 ......................................           14         31.199         16.4          429           1.89
  1999 ......................................           21         26.792         -0.6          545            1.9

Franklin High Income Fund
December 31,
  2000 ......................................           20         18.379        -14.1          365           1.94
  1999 ......................................           20         21.405         -1.9          429           1.94

Franklin Income Securities Fund
December 31,
  2000 ......................................           41         29.425         18.1        1,207           1.90
  1999 ......................................           49         24.923         -3.7        1,206           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................           27         21.203          4.3          569           2.17
  1999 ......................................           19         20.337         28.8          392           2.17

Franklin Money Market Fund
December 31,
  2000 ......................................        1,351         15.908          4.5       21,487           1.94
  1999 ......................................          562         15.225          3.2        8,557           1.94

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................            5         15.321         34.7           73           2.07
  1999 ......................................            5         11.374         29.3           62           2.07

Franklin Real Estate Fund
December 31,
  2000 ......................................           23         28.514         30.1          645           1.98
  1999 ......................................           20         21.919         -8.6          429           1.98

                                                                      Valuemark Charter Enhanced
                                                ---------------------------------------------------------------------
                                                 Accumulation                                              Ratio of
                                                     Units     Accumulation                                Expenses
                                                  Outstanding     Unit           Total      Net Assets    to Average
                                                (in thousands)    Value         Return**  (in thousands)  Net Assets*
                                                ---------------------------------------------------------------------
Franklin Global Communications Securities Fund
December 31,
  2000 ......................................           7        $25.799        -33.9%      $   183         2.12%
  1999 ......................................           7         39.011         34.5           275         2.12

Franklin Global Health Care Securities Fund
December 31,
  2000 ......................................           8         16.293         69.8           129         2.42
  1999 ......................................           5          9.594         -9.5            50         2.42

Franklin Growth and Income Fund
December 31,
  2000 ......................................          15         30.473         16.2           466         2.09
  1999 ......................................           9          26.22         -0.8           238         2.10

Franklin High Income Fund
December 31,
  2000 ......................................           3         17.952        -14.3            61         2.14
  1999 ......................................           1         20.949         -1.9            18         2.14

Franklin Income Securities Fund
December 31,
  2000 ......................................           9         28.741         17.8           258         2.10
  1999 ......................................           4         24.391         -3.9            92         2.10

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ......................................          23         21.006          4.1           493         2.37
  1999 ......................................           7         20.188         28.5           144         2.37

Franklin Money Market Fund
December 31,
  2000 ......................................          --         15.538          4.3            --         2.14
  1999 ......................................           1         14.901          3.0            16         2.14

Franklin Natural Resources Securities Fund
December 31,
  2000 ......................................           1         14.964         34.4            15         2.27
  1999 ......................................          --         11.131         29.0             6         2.27

Franklin Real Estate Fund
December 31,
  2000 ......................................           6         27.851         29.8           155         2.18
  1999 ......................................           1         21.452         -8.8            14         2.18

                                       81
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                        Valuemark Charter Traditional
                                           ---------------------------------------------------------------------------------
                                            Accumulation                                                          Ratio of
                                               Units       Accumulation                                           Expenses
                                            Outstanding        Unit              Total         Net Assets        to Average
                                           (in thousands)      Value            Return**     (in thousands)      Net Assets*
                                           ---------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................         17          $22.859             19.3%          $   399             2.15%
   1999 .................................         18           19.156            -11.2               340             2.16

Franklin Small Cap Fund
December 31,
   2000 .................................         13           24.070            -15.7               314             2.22
   1999 .................................         32           28.565             92.0               904             2.17

Franklin U.S. Government Fund
December 31,
   2000 .................................         47           20.978             10.1               990             1.92
   1999 .................................         87           19.049             -2.2             1,647             1.92

Franklin Value Securities Fund
December 31,
   2000 .................................         16            9.577             23.6               151             2.21
   1999 .................................         14            7.749             -0.3               108             2.21

Mutual Discovery Securities Fund
December 31,
   2000 .................................         13           15.012              9.0               197             2.41
   1999 .................................         20           13.779             19.9               275             2.42

Mutual Shares Securities Fund
December 31,
   2000 .................................         70           14.960             12.0             1,042             2.19
   1999 .................................         65           13.362             10.4               875             2.19

Templeton Asset Strategy Fund
December 31,
   2000 .................................          2           17.242             -2.5                33             2.22
   1999 .................................          2           17.693              4.8                36             2.22

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................         24            8.573            -30.5               206             2.96
   1999 .................................         21           12.331             50.3               253             2.82

Templeton Global Income Securities Fund
December 31,
   2000 .................................         30           17.537              3.0               530             2.06
   1999 .................................         25           17.033             -7.4               435             2.06

Templeton Growth Securities Fund
December 31,
   2000 .................................         58           19.779              0.3             1,151             2.28
   1999 .................................         51           19.717             16.5             1,012             2.29

                                                                    Valuemark Charter Enhanced
                                           ----------------------------------------------------------------------------------
                                             Accumulation                                                          Ratio of
                                                Units        Accumulation                                           Expenses
                                             Outstanding         Unit              Total        Net Assets        to Average
                                            (in thousands)       Value            Return**     (in thousands)     Net Assets*
                                           ----------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund
December 31,
   2000 .................................            9          $22.458             19.1%          $   210             2.35%
   1999 .................................           11           18.857            -11.3               206             2.36

Franklin Small Cap Fund
December 31,
   2000 .................................            8           23.822            -15.9               199             2.42
   1999 .................................            3           28.328             91.7                79             2.37

Franklin U.S. Government Fund
December 31,
   2000 .................................           21           20.490              9.9               426             2.12
   1999 .................................           12           18.643             -2.3               217             2.12

Franklin Value Securities Fund
December 31,
   2000 .................................            3            9.563             23.3                26             2.41
   1999 .................................            3            7.753             -0.5                21             2.41

Mutual Discovery Securities Fund
December 31,
   2000 .................................           16           14.889              8.7               236             2.61
   1999 .................................           10           13.692             19.6               136             2.62

Mutual Shares Securities Fund
December 31,
   2000 .................................           27           14.836             11.7               408             2.39
   1999 .................................            8           13.278             10.1               100             2.39

Templeton Asset Strategy Fund
December 31,
   2000 .................................            2           17.047             -2.7                30             2.42
   1999 .................................            1           17.527              4.6                16             2.42

Templeton Developing Markets Equity Fund
December 31,
   2000 .................................           14            8.458            -30.6               117             3.16
   1999 .................................            7           12.189             50.0                89             3.02

Templeton Global Income Securities Fund
December 31,
   2000 .................................           --           17.129              2.8                 6             2.26
   1999 .................................           --            16.67             -7.6                 6             2.26

Templeton Growth Securities Fund
December 31,
   2000 .................................           20           19.512              0.1               399             2.48
   1999 .................................           15           19.490             16.3               313             2.49

                                       82
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

10. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                                                         Valuemark Charter Traditional
                                                   -----------------------------------------------------------------------------
                                                    Accumulation                                                      Ratio of
                                                       Units       Accumulation                                       Expenses
                                                    Outstanding        Unit           Total         Net Assets       to Average
                                                   (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                   -----------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................           134          $21.923           -6.2%         $ 2,946             2.32%
   1999 ......................................           124           23.368           20.4            2,895             2.32

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             1           11.274           -2.4               11             2.53
   1999 ......................................            --           11.547           20.5                4             2.53

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             1            8.158          -26.6                5             2.48
   1999 ......................................             6           11.121           36.6               63             2.51

                                                                           Valuemark Charter Enhanced
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units         Accumulation                                       Expenses
                                                    Outstanding         Unit           Total        Net Assets         to Average
                                                   (in thousands)       Value         Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
   2000 ......................................             21          $21.538           -6.4%         $   458             2.52%
   1999 ......................................             14           23.004           20.2              303             2.52

Templeton International Smaller Companies Fund
December 31,
   2000 ......................................             13           11.169           -2.6              150             2.73
   1999 ......................................              4           11.462           20.3               51             2.73

Templeton Pacific Growth Fund
December 31,
   2000 ......................................             12            8.015          -26.8               99             2.68
   1999 ......................................              4           10.948           36.4               48             2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.

                                       83
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                                               USAllianz Alterity Traditional
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                         Ratio of
                                                       Units        Accumulation                                         Expenses
                                                    Outstanding        Unit             Total         Net Assets        to Average
                                                   (in thousands)      Value           Return**     (in thousands)      Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         70          $ 8.949            -10.5%         $   630             2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................        124            8.691            -19.9            1,075             2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................         43            7.810            -21.9              338             2.37+

AIM V.I. Value Fund
December 31, 2000(1) ............................         58            8.638            -13.6              502             2.16+

Alger American Growth Portfolio
December 31, 2000(1) ............................         51            9.180            -14.6              466             2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         54            9.014            -26.0              486             2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         67           10.776              7.8              727             2.25+

Alger American Small Capitalization
December 31, 2000(1) ............................         14            7.313            -26.9               99             2.30+

Davis VA Financial Portfolio
December 31, 2000(1) ............................         25           13.319             33.2              331             2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................         12           12.293             22.9              145             2.40+

Davis VA Value Portfolio
December 31, 2000(1) ............................         41           10.919              9.2              447             2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          8           30.377             21.2              229             2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................          4           22.438             25.0               88             2.40+

Franklin Small Cap Fund
December 31, 2000(1) ............................         30           23.825            -15.7              708             2.47+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          4           20.421             10.5               74             2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         25            8.843            -11.6              222             2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          6            9.282             -7.2               55             2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         14           14.890              8.1              215             2.66+

                                                                            USAllianz Alterity Enhanced
                                                   --------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                          Expenses
                                                    Outstanding        Unit             Total          Net Assets       to Average
                                                   (in thousands)      Value           Return**      (in thousands)     Net Assets*
                                                   --------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................         27          $ 8.909            -10.9%         $   242             2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................         41            8.642            -20.2              354             2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................          8            7.775            -22.3               63             2.87+

AIM V.I. Value Fund
December 31, 2000(1) ............................         43            8.599            -14.0              367             2.66+

Alger American Growth Portfolio
December 31, 2000(1) ............................         29            9.128            -15.0              265             2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................         45            8.963            -26.3              400             2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................         53           10.727              7.3              566             2.75+

Alger American Small Capitalization
December 31, 2000(1) ............................          7            7.279            -27.2               53             2.80+

Davis VA Financial Portfolio
December 31, 2000(1) ............................          7           13.258             32.6               92             2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................          3           12.237             22.4               38             2.90+

Davis VA Value Portfolio
December 31, 2000(1) ............................          8           10.869              8.7               85             2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................          1           28.664             20.7               15             2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         --           21.483             24.4                7             2.90+

Franklin Small Cap Fund
December 31, 2000(1) ............................         13           23.236            -16.1              307             2.97+

Franklin U.S. Government Fund
December 31, 2000(1) ............................          1           19.262             10.0               26             2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................          1            8.802            -12.0               11             2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................          7            9.240             -7.6               63             3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................          5           14.598              7.6               67             3.16+

                                       84
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Traditional
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit           Total         Net Assets       to Average
                                                    (in thousands)      Value         Return**     (in thousands)     Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................           28          $14.782          14.8%         $   410             2.44%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           44           10.379           3.8              453             2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................           32            9.530          -4.7              304             2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          124            9.420          -5.8            1,167             2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................           13            9.481          -5.2              128             2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            8            8.829         -11.7               72             2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           24           10.676           6.8              258             2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          132            7.683         -23.2            1,014             2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           15           13.672          36.7              205             2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            5            8.454         -28.1               45             3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................           12           19.467           7.8              233             2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            3            7.970         -21.7               21             2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           18           10.381           2.6              185             2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            7           10.742          10.4               74             2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            4            8.392         -16.1               33             2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            9            9.496         -10.9               87             2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           93           10.373           3.7              969             2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            7            8.701         -13.0               57             2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            9           12.050          20.5              106             2.15+

                                                                            USAllianz Alterity Enhanced
                                                    -----------------------------------------------------------------------------
                                                     Accumulation                                                      Ratio of
                                                        Units       Accumulation                                       Expenses
                                                     Outstanding        Unit          Total        Net Assets         to Average
                                                    (in thousands)      Value        Return**    (in thousands)       Net Assets*
                                                    -----------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            9          $14.491         14.3%         $   135             2.94%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           33           10.331          3.3              341             2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            1            9.487         -5.1                7             2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           20            9.377         -6.2              185             2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            4            9.438         -5.6               40             2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            1            8.789        -12.1                7             2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            2           10.628          6.3               25             2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           58            7.648        -23.5              445             3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            1           13.610         36.1                9             2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            1            8.178        -28.4                8             3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            7           18.833          7.3              130             3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            7.628        -22.1                7             3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................           --           10.320          2.1               --             2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            1           10.681          9.9               10             2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................           --            8.354        -16.5                2             3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................            4            9.442        -11.3               34             2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           11           10.326          3.3              118             2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.662        -13.4              104             2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            5           11.995         20.0               63             2.65+

                                       85
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                           USAllianz Alterity Optional
                                                   -------------------------------------------------------------------------------
                                                    Accumulation                                                        Ratio of
                                                       Units       Accumulation                                         Expenses
                                                    Outstanding       Unit             Total         Net Assets        to Average
                                                   (in thousands)     Value           Return**     (in thousands)      Net Assets*
                                                   -------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
December 31, 2000(1) ............................        65          $ 8.925            -10.8%         $   583             2.43+%

AIM V.I. Growth Fund
December 31, 2000(1) ............................       101            8.661            -20.1              877             2.43+

AIM V.I. International Equity Fund
December 31, 2000(1) ............................        42            7.789            -22.1              326             2.67+

AIM V.I. Value Fund
December 31, 2000(1) ............................        93            8.615            -13.9              803             2.46+

Alger American Growth Portfolio
December 31, 2000(1) ............................        40            9.148            -14.8              363             2.49+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) ............................        40            8.984            -26.2              362             2.63+

Alger American MidCap Growth Portfolio
December 31, 2000(1) ............................        44           10.747              7.5              473             2.55+

Alger American Small Capitalization
December 31, 2000(1) ............................        28            7.293            -27.1              204             2.60+

Davis VA Financial Portfolio
December 31, 2000(1) ............................        11           13.283             32.8              150             2.70+

Davis VA Real Estate Portfolio
December 31, 2000(1) ............................        51           12.260             22.6              629             2.70+

Davis VA Value Portfolio
December 31, 2000(1) ............................        74           10.889              8.9              806             2.70+

Franklin Growth and Income Securities Fund
December 31, 2000(1) ............................        13           29.337             20.9              382             2.44+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) ............................         1           21.860             24.6               11             2.70+

Franklin Small Cap Fund
December 31, 2000(1) ............................        20           23.470            -16.0              465             2.77+

Franklin U.S. Government Fund
December 31, 2000(1) ............................        16           19.717             10.2              306             2.47+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) ............................         6            8.818            -11.8               51             2.46+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) ............................         6            9.257             -7.4               51             2.90+

Mutual Discovery Securities Fund
December 31, 2000(1) ............................         5           14.714              7.8               72             2.96+

                                       86
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

11. UNIT VALUES - USALLIANZ ALTERITY (CONTINUED)

                                                                            USAllianz Alterity Optional
                                                  ---------------------------------------------------------------------------
                                                   Accumulation                                                    Ratio of
                                                      Units          Accumulation                                  Expenses
                                                   Outstanding           Unit          Total       Net Assets     to Average
                                                  (in thousands)         Value        Return**   (in thousands)   Net Assets*
                                                  ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ............................        9              $14.607         14.5%          $131          2.74+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ............................       65               10.350          3.5            672          2.39+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ............................       --                9.504         -5.0              1          2.45+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ............................       37                9.394         -6.1            352          2.48+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ............................       30                9.455         -5.4            283          2.45+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ............................       10                8.805        -11.9             85          2.35+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ............................       21               10.647          6.5            226          2.35+

Seligman Global Technology Fund
December 31, 2000(1) ............................       78                7.662        -23.4            599          3.10+

Seligman Small Cap Value Fund
December 31, 2000(1) ............................       13               13.635         36.3            184          2.70+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ............................       13                8.288        -28.3            111          3.51+

Templeton Growth Securities Fund
December 31, 2000(1) ............................        9               19.084          7.5            177          2.83+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ............................        1                7.763        -22.0             10          3.03+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ............................       --               10.345          2.3              5          2.70+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ............................        8               10.705         10.1             82          2.45+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ............................        3                8.369        -16.3             26          3.21+

USAllianz VIP Growth Fund
December 31, 2000(1) ............................        1                9.464        -11.2             10          2.60+

USAllianz VIP Money Market Fund
December 31, 2000(1) ............................       57               10.345          3.4            593          2.60+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ............................        5                8.678        -13.2             46          2.30+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ............................       25               12.017         20.2            305          2.45+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from February 1, 2000 (fund commencement) to December 31, 2000.

                                       87
-----------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS

A summary of accumulation units outstanding, accumulation unit values, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period ended December 31, 2000 follows.

                                                               USAllianz Rewards Traditional
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       310         $8.929         -14.5%      $2,770           2.13+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       228          8.666         -24.6        1,979           2.13+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................       143          7.792         -20.3        1,116           2.37+

AIM V.I. Value Fund
December 31, 2000(1) .....................       173          8.619         -16.9        1,491           2.16+

Alger American Growth Portfolio
December 31, 2000(1) .....................       329          9.154         -17.6        3,009           2.19+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................       155          8.989         -22.9        1,395           2.33+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       185         10.752          -4.6        1,990           2.25+

Alger American Small Capitalization
December 31, 2000(1) .....................        44          7.296         -23.6          324           2.30+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        90         13.289          26.8        1,198           2.40+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        48         12.265           9.5          584           2.40+

Davis VA Value Portfolio
December 31, 2000(1) .....................       130         10.894           1.7        1,418           2.40+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        15         30.892          16.5          459           2.14+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         9         22.634          13.6          196           2.40+

Franklin Small Cap Fund
December 31, 2000(1) .....................        96         23.833         -15.3        2,284           2.47+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        64         20.771           9.8        1,328           2.17+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        20          8.822         -10.0          175           2.16+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        29          9.261          -9.6          273           2.60+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................        13         14.864           2.3          193           2.66+

                                                                 USAllianz Rewards Enhanced
                                           ----------------------------------------------------------------------
                                            Accumulation                                               Ratio of
                                               Units      Accumulation                                 Expenses
                                            Outstanding      Unit          Total      Net Assets      to Average
                                           (in thousands)    Value        Return**  (in thousands)    Net Assets*
                                           ----------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund
December 31, 2000(1) .....................       284         $8.913        -14.6%      $2,533            2.63+%

AIM V.I. Growth Fund
December 31, 2000(1) .....................       197          8.642        -24.7        1,702            2.63+

AIM V.I. International Equity Fund
December 31, 2000(1) .....................        33          7.778        -20.4          255            2.87+

AIM V.I. Value Fund
December 31, 2000(1) .....................       113          8.603        -17.0          974            2.66+

Alger American Growth Portfolio
December 31, 2000(1) .....................       179          9.128        -17.8        1,637            2.69+

Alger American Leveraged AllCap Portfolio
December 31, 2000(1) .....................        65          8.963        -23.0          585            2.83+

Alger American MidCap Growth Portfolio
December 31, 2000(1) .....................       187         10.732         -4.7        2,006            2.75+

Alger American Small Capitalization
December 31, 2000(1) .....................        13          7.283        -23.7           95            2.80+

Davis VA Financial Portfolio
December 31, 2000(1) .....................        76         13.265         26.7        1,013            2.90+

Davis VA Real Estate Portfolio
December 31, 2000(1) .....................        16         12.243          9.4          192            2.90+

Davis VA Value Portfolio
December 31, 2000(1) .....................        68         10.874          1.6          735            2.90+

Franklin Growth and Income Securities Fund
December 31, 2000(1) .....................        10         30.769         16.4          307            2.64+

Franklin Rising Dividends Securities Fund
December 31, 2000(1) .....................         5         22.545         13.4          116            2.90+

Franklin Small Cap Fund
December 31, 2000(1) .....................        21         23.739        -15.4          507            2.97+

Franklin U.S. Government Fund
December 31, 2000(1) .....................        19         20.689          9.7          396            2.67+

J.P. Morgan International Opportunities Portfolio
December 31, 2000(1) .....................        12          8.806        -10.2          106            2.66+

J.P. Morgan U.S. Disciplined Portfolio
December 31, 2000(1) .....................        20          9.244         -9.7          184            3.10+

Mutual Discovery Securities Fund
December 31, 2000(1) .....................         3         14.806          2.2           45            3.16+

                                       88
                                      ------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Notes to Financial Statements (continued)
December 31, 2000

12. UNIT VALUES - USALLIANZ REWARDS (CONTINUED)

                                                                            USAllianz Rewards Traditional
                                                    --------------------------------------------------------------------------
                                                     Accumulation                                                   Ratio of
                                                        Units        Accumulation                                   Expenses
                                                     Outstanding         Unit         Total         Net Assets     to Average
                                                    (in thousands)       Value       Return**     (in thousands)   Net Assets*
                                                    --------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................             5          $14.812         10.8%         $    67          2.44+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           207            8.945        -17.4            1,851          2.09+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            79            8.542        -13.1              673          2.15+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................           284            8.893        -13.6            2,524          2.18+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            14            9.460         -1.3              133          2.15+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................            50            8.809        -14.0              437          2.05+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................           117           10.652          8.0            1,241          2.05+

Seligman Global Technology Fund
December 31, 2000(1) ...........................           256            7.665        -31.8            1,964          2.80+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................            76           13.641         21.8            1,043          2.40+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................            11            8.489        -17.9               97          3.21+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................             6           19.584          4.9              109          2.53+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            --            8.078        -17.4               --          2.73+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................             4           10.351          1.9               45          2.40+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................            --           10.711         10.2               91          2.15+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................             2            8.373        -16.0               18          2.91+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................             5            9.469        -12.7               52          2.30+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           922           10.349          2.5            9,543          2.30+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................            71            8.682        -18.2              612          2.00+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................            91           12.022         11.6            1,089          2.15+

                                                                            USAllianz Rewards Enhanced
                                                    ---------------------------------------------------------------------------
                                                     Accumulation                                                    Ratio of
                                                        Units       Accumulation                                     Expenses
                                                     Outstanding        Unit           Total        Net Assets      to Average
                                                    (in thousands)      Value         Return**    (in thousands)    Net Assets*
                                                    ---------------------------------------------------------------------------
Mutual Shares Securities Fund
December 31, 2000(1) ...........................            4          $14.754          10.6%         $    62          2.94+%

Oppenheimer Global Securities Fund/VA
December 31, 2000(1) ...........................           41            8.929         -17.5              365          2.59+

Oppenheimer High Income Fund/VA
December 31, 2000(1) ...........................            6            8.527         -13.2               50          2.65+

Oppenheimer Main Street Growth & Income Fund/VA
December 31, 2000(1) ...........................          170            8.877         -13.7            1,509          2.68+

PIMCO VIT High Yield Bond Portfolio
December 31, 2000(1) ...........................            2            9.442          -1.4               18          2.65+

PIMCO VIT StocksPLUS Growth and Income Portfolio
December 31, 2000(1) ...........................           18            8.793         -14.1              155          2.55+

PIMCO VIT Total Return Bond Portfolio
December 31, 2000(1) ...........................            3           10.632           7.8               29          2.55+

Seligman Global Technology Fund
December 31, 2000(1) ...........................          105            7.651         -31.9              802          3.30+

Seligman Small Cap Value Fund
December 31, 2000(1) ...........................           16           13.616          21.6              219          2.90+

Templeton Developing Markets Securities Fund
December 31, 2000(1) ...........................           --            8.455         -18.0               --          3.71+

Templeton Growth Securities Fund
December 31, 2000(1) ...........................            8           19.507           4.8              155          3.03+

Templeton Pacific Growth Securities Fund
December 31, 2000(1) ...........................            1            8.046         -17.6               12          3.23+

USAllianz VIP Diversified Assets Fund
December 31, 2000(1) ...........................            2           10.328           1.8               17          2.90+

USAllianz VIP Fixed Income Fund
December 31, 2000(1) ...........................           14           10.687          10.1              148          2.65+

USAllianz VIP Global Opportunities Fund
December 31, 2000(1) ...........................            1            8.358         -16.1                9          3.41+

USAllianz VIP Growth Fund
December 31, 2000(1) ...........................           --            9.448         -12.8                5          2.80+

USAllianz VIP Money Market Fund
December 31, 2000(1) ...........................           55           10.330           2.4              566          2.80+

Van Kampen LIT Enterprise Portfolio
December 31, 2000(1) ...........................           12            8.666         -18.3              106          2.50+

Van Kampen LIT Growth & Income Portfolio
December 31, 2000(1) ...........................           15           12.001          11.5              174          2.65+

* For the year ended December 31, including the effect of the expenses of the underlying funds.
**    Total Return does not reflect payment of sales charge.
+     Annualized
(1)   Period from May 1, 2000 (product commencement) to December 31, 2000.





                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 2000 and 1999

                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Independent Auditors' Report

The Board of Directors
Allianz Life Insurance Company of North America and subsidiaries:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 1 to the consolidated financial statements, in 1999 the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets

December 31, 2000 and 1999 (in thousands)

     Assets                                                                                                   2000           1999
                                                                                                          --------------------------

Investments:
    Fixed maturities, at fair value ..................................................................    $ 5,590,904      4,582,350
    Equity securities, at fair value .................................................................        600,922        675,541
    Mortgage loans on real estate ....................................................................        566,547        528,933
    Short-term securities ............................................................................        309,524        139,571
    Policy loans .....................................................................................         57,066         46,573
    Real estate ......................................................................................        333,836        154,063
    Options ..........................................................................................        101,796         68,217
    Investment in equity investments .................................................................          3,655          3,045
    Other long-term investments ......................................................................          3,380              0
                                                                                                          --------------------------
        Total investments ............................................................................      7,567,630      6,198,293
Cash .................................................................................................         41,627         76,213
Accrued investment income ............................................................................         88,298         73,774
Receivables (net of allowance for uncollectible accounts of
    $3,358 in 2000 and $3,395 in 1999) ...............................................................        309,047        310,866
Reinsurance recoverable:
    Funds held on deposit ............................................................................      1,144,153      1,151,941
    Recoverable on future policy benefit reserves ....................................................      3,259,954      3,330,612
    Recoverable on unpaid claims .....................................................................        358,567        405,086
    Receivable on paid claims ........................................................................         63,034         74,483
Goodwill (net of accumulated amortization of $20,591 in 2000 and $3,847 in 1999) .....................        312,122        304,561
Value of business acquired (net of accumulated amortization of $34,478 in 2000 and $6,136 in 1999) ...        189,454        210,363
Deferred acquisition costs ...........................................................................        941,511        801,763
Home office property and equipment (net of accumulated depreciation of
     $23,437 in 2000 and $40,181 in 1999) ............................................................         52,630         15,865
Federal income tax recoverable .......................................................................            652         10,484
Other assets .........................................................................................         65,815         39,946
                                                                                                          --------------------------
    Assets, exclusive of separate account assets .....................................................     14,394,494     13,004,250
Separate account assets ..............................................................................      6,822,883      8,488,404
                                                                                                          --------------------------
    Total assets .....................................................................................    $21,217,377     21,492,654
                                                                                                          ==========================

          See accompanying notes to consolidated financial statements.

                                       2
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Balance Sheets (continued)

December 31, 2000 and 1999 (in thousands)

        Liabilities and Stockholder's Equity                                                               2000              1999
                                                                                                       -----------------------------
Liabilities
    Future benefit reserves:
       Life ....................................................................................       $ 2,045,746         1,874,904
       Annuity .................................................................................         9,007,312         7,796,583
    Policy and contract claims .................................................................           912,539           927,915
    Unearned premiums ..........................................................................            48,907            49,013
    Reinsurance payable ........................................................................           146,826           212,239
    Deferred income on reinsurance .............................................................           166,503           186,888
    Deferred income taxes ......................................................................            15,361            51,356
    Accrued expenses ...........................................................................            90,159           108,232
    Commissions due and accrued ................................................................            57,173            55,904
    Other policyholder funds ...................................................................           136,911           102,220
    Amounts drawn in excess of bank balances ...................................................            49,247            18,103
    Other liabilities ..........................................................................           102,346            73,813
                                                                                                       -----------------------------
            Liabilities, exclusive of separate account liabilities .............................        12,779,030        11,457,170
    Separate account liabilities ...............................................................         6,822,883         8,488,404
                                                                                                       -----------------------------
            Total liabilities ..................................................................        19,601,913        19,945,574
                                                                                                       =============================
Stockholder's Equity:
    Common stock, $1 par value, 20 million shares authorized, issued and outstanding ...........            20,000            20,000
    Additional paid-in capital .................................................................           830,274           830,274
    Retained earnings ..........................................................................           738,354           632,320
    Accumulated other comprehensive income .....................................................            26,836            64,486
                                                                                                       -----------------------------
            Total stockholder's equity .........................................................         1,615,464         1,547,080
Commitments and contingencies (notes 7 and 12)
                                                                                                       -----------------------------
            Total liabilities and stockholder's equity .........................................       $21,217,377        21,492,654
                                                                                                       =============================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   3
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Operations

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                          2000              1999            1998
                                                                                      ---------------------------------------------
Revenue:
    Life insurance premiums .....................................................     $   453,789          440,011          416,199
    Other life policy considerations ............................................          61,482           38,801           52,668
    Annuity considerations ......................................................         186,393          239,070          222,632
    Accident and health premiums ................................................         654,874          843,906          773,570
                                                                                      ---------------------------------------------
        Total premiums and considerations .......................................       1,356,538        1,561,788        1,465,069
    Premiums and annuity considerations ceded ...................................         345,279          478,239          411,316
                                                                                      ---------------------------------------------
        Net premiums and considerations .........................................       1,011,259        1,083,549        1,053,753
    Investment income, net ......................................................         403,899          279,982          220,297
    Realized investment gains ...................................................         122,851          112,253           89,226
    Other .......................................................................          84,912           72,301           78,174
                                                                                      ---------------------------------------------
        Total revenue ...........................................................       1,622,921        1,548,085        1,441,450
                                                                                      ---------------------------------------------
Benefits and expenses:
    Life insurance benefits .....................................................         458,203          382,464          461,891
    Annuity benefits ............................................................         402,170          248,520          254,694
    Accident and health insurance benefits ......................................         521,616          765,257          623,640
                                                                                      ---------------------------------------------
        Total benefits ..........................................................       1,381,989        1,396,241        1,340,225
    Benefit recoveries ..........................................................         441,218          443,441          501,719
                                                                                      ---------------------------------------------
        Net benefits ............................................................         940,771          952,800          838,506
    Commissions and other agent compensation ....................................         397,020          304,816          322,697
    General and administrative expenses .........................................         243,684          162,798          116,007
    Taxes, licenses and fees ....................................................          24,553           26,292           15,848
    Amortization of goodwill ....................................................          16,744            3,847                0
    Amortization of value of business acquired, net of interest credited ........          20,909            4,161                0
    Change in deferred acquisition costs, net ...................................        (139,748)         129,142           (2,979)
                                                                                      ---------------------------------------------
        Total benefits and expenses .............................................       1,503,933        1,583,856        1,290,079
                                                                                      ---------------------------------------------
        Income (loss) from operations before income taxes .......................         118,988          (35,771)         151,371
                                                                                      ---------------------------------------------
Income tax expense (benefit):
    Current .....................................................................          28,871           63,371           48,410
    Deferred ....................................................................         (15,917)         (73,727)           2,822
                                                                                      ---------------------------------------------
        Total income tax expense (benefit) ......................................          12,954          (10,356)          51,232
                                                                                      ---------------------------------------------
        Income (loss) before cumulative effect of change in accounting ..........         106,034          (25,415)         100,139
Cumulative effect of change in accounting, net of tax benefit ...................               0          (16,122)               0
                                                                                      ---------------------------------------------
        Net income (loss) .......................................................     $   106,034          (41,537)         100,139
                                                                                      =============================================

          See accompanying notes to consolidated financial statements.

                                       4
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                   2000          1999        1998
                                                                                                -----------------------------------
Net income (loss) ...........................................................................   $ 106,034      (41,537)     100,139
                                                                                                -----------------------------------
Other comprehensive (loss) gain:
    Foreign currency translation adjustments, net of tax ....................................        (798)       1,461       (1,761)
                                                                                                -----------------------------------
    Unrealized gains (losses) on fixed maturity and equity securities:
        Unrealized holding gains (losses) arising during the period net of tax expense (benefit) of $23,155, $(55,781) and $57,703 in 2000, 1999,
            and 1998, respectively ..........................................................      43,001     (103,590)     107,161
        Reclassification adjustment for gains included in net income, net of tax
            expense of $42,998, $39,289, and $30,627 in 2000, 1999, and 1998, respectively ..      79,853       72,964       56,879
                                                                                                -----------------------------------
            Total unrealized holding (losses) gains .........................................     (36,852)    (176,554)      50,282
                                                                                                -----------------------------------
            Total other comprehensive (loss) income .........................................     (37,650)    (175,093)      48,521
                                                                                                -----------------------------------
            Total comprehensive income (loss) ...............................................   $  68,384     (216,630)     148,660
                                                                                                ===================================

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   5
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Stockholder's Equity

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                              2000            1999           1998
                                                                                          -----------------------------------------
Common stock:
        Balance at beginning and end of year ..........................................   $    20,000         20,000         20,000
                                                                                          -----------------------------------------
Preferred stock:
        Balance at beginning of year ..................................................             0              0         25,000
        Redemption of stock during the year ...........................................             0              0        (25,000)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................             0              0              0
                                                                                          -----------------------------------------
Additional paid-in capital:
        Balance at beginning of year ..................................................       830,274        407,088        407,088
        Capital contribution ..........................................................             0        423,186              0
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       830,274        830,274        407,088
                                                                                          -----------------------------------------
Retained earnings:
        Balance at beginning of year ..................................................       632,320        673,857        574,447
        Net income ....................................................................       106,034        (41,537)       100,139
        Cash dividend to stockholder ..................................................             0              0           (729)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................       738,354        632,320        673,857
                                                                                          -----------------------------------------
Accumulated other comprehensive income:
    Accumulated unrealized holding gain:
        Balance at beginning of year ..................................................        69,234        245,788        195,505
        Net unrealized (loss) gain on investments during the year,
             net of deferred federal income taxes .....................................       (36,852)      (176,554)        50,283
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        32,382         69,234        245,788
Accumulated unrealized foreign currency (loss):
        Balance at beginning of year ..................................................        (4,748)        (6,209)        (4,448)
        Net unrealized (loss) gain on foreign currency translation during the year,
            net of deferred federal income taxes ......................................          (798)         1,461         (1,761)
                                                                                          -----------------------------------------
        Balance at end of year ........................................................        (5,546)        (4,748)        (6,209)
                                                                                          -----------------------------------------
        Total accumulated other comprehensive income ..................................        26,836         64,486        239,579
                                                                                          -----------------------------------------
            Total stockholder's equity ................................................   $ 1,615,464      1,547,080      1,340,524
                                                                                          =========================================

          See accompanying notes to consolidated financial statements.

                                       6
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows

December 31, 2000, 1999 and 1998 (in thousands)

                                                                                               2000            1999          1998
                                                                                            ---------------------------------------
Cash flows provided by (used in) operating activities:
    Net income (loss) .................................................................     $ 106,034        (41,537)       100,139
                                                                                            ---------------------------------------
    Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
            Realized investment gains .................................................      (134,916)      (112,253)       (89,226)
            Unrealized (gain) loss on options .........................................        50,466        (10,472)        (3,231)
            Deferred federal income tax (benefit) expense .............................       (15,917)       (82,409)         2,822
            Charges to policy account balances ........................................       (44,976)       (66,945)      (104,681)
            Interest credited to policy account balances ..............................       206,695        251,303        262,956
            Change in:
                Accrued investment income .............................................       (14,524)        (1,921)         1,696
                Receivables ...........................................................         1,819         17,873        (61,295)
                Reinsurance recoverable ...............................................       136,414       (435,498)      (162,959)
                Deferred acquisition costs ............................................      (139,748)       128,296         (2,979)
                Future benefit reserves ...............................................       (56,090)      (136,722)        25,183
                Policy and contract claims and other policyholder funds ...............        19,315        206,366        156,119
                Unearned premiums .....................................................          (106)        (4,765)         3,610
                Reinsurance payable ...................................................       (65,413)        13,820         17,713
                Current tax recoverable ...............................................         9,832         (6,424)        16,701
                Accrued expenses and other liabilities ................................        10,460        (52,776)        12,891
                Commissions due and accrued ...........................................         1,269          5,627          1,483
            Depreciation and amortization .............................................        22,352         (5,917)       (12,711)
            Equity in earnings of equity investments ..................................        (2,659)          (690)        (2,207)
            Other, net ................................................................       (11,508)         3,821          1,314
                                                                                            ---------------------------------------
                Total adjustments .....................................................       (27,235)      (289,686)        63,199
                                                                                            ---------------------------------------
            Net cash provided by (used in) operating activities .......................        78,799       (331,223)       163,338
                                                                                            ---------------------------------------

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   7
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                      2000               1999               1998
                                                                                  -------------------------------------------------
Cash flows (used in) provided by operating activities .....................       $    78,799           (331,223)           163,338
Cash flows (used in) provided by investing activities:
    Purchase of fixed maturities ..........................................        (2,048,850)        (1,171,682)        (1,256,653)
    Purchase of equity securities .........................................        (1,262,887)          (404,985)        (1,518,096)
    Purchase of real estate ...............................................          (169,960)           (66,502)           (36,367)
    Purchase of options ...................................................           (84,045)           (22,145)            (8,272)
    Funding of mortgage loans .............................................           (85,559)          (114,840)          (168,870)
    Sale and redemption of fixed maturity securities ......................         1,101,652          1,123,115          1,460,969
    Matured fixed maturity securities .....................................            93,125             21,280             28,152
    Sale of equity securities .............................................         1,263,995            385,559          1,560,695
    Sale of real estate ...................................................               487                  0              7,103
    Repayment of mortgage loans ...........................................            47,945             41,355             29,105
    Net change in short-term securities ...................................          (169,953)            38,121            (49,242)
    Purchase of home office property and equipment ........................           (36,765)            (4,972)            (1,220)
    Purchase of interest in equity investments ............................           (24,357)                 0                  0
    Purchase of Life USA, net of cash acquired ............................                 0           (370,881)           (79,091)
    Other .................................................................           (24,914)            (5,438)            (5,489)
                                                                                  -------------------------------------------------
    Net cash used in investing activities .................................        (1,400,086)          (552,015)           (37,276)
                                                                                  -------------------------------------------------
Cash flows provided by (used in) financing activities:
    Policyholders' deposits to account balances ...........................       $ 1,875,392          1,033,877            864,446
    Policyholders' withdrawals from account balances ......................          (599,450)          (663,733)          (562,667)
    Change in amounts drawn in excess of bank balances ....................            31,144              2,782             15,321
    Change in assets held under reinsurance agreements ....................           (20,385)            80,823              7,876
    Funds (repaid) on dollar reverse repurchase agreements, net ...........                 0                  0           (369,664)
    Capital contribution ..................................................                 0            423,186                  0
    Redemption of preferred stock .........................................                 0                  0            (25,000)
    Cash dividends paid ...................................................                 0                  0               (729)
                                                                                  -------------------------------------------------
    Net cash provided by (used in) financing activities ...................         1,286,701            876,935            (70,417)
                                                                                  -------------------------------------------------
            Net change in cash ............................................           (34,586)            (6,303)            55,645
Cash at beginning of year .................................................            76,213             82,516             26,871
                                                                                  -------------------------------------------------
Cash at end of year .......................................................       $    41,627             76,213             82,516
                                                                                  =================================================

          See accompanying notes to consolidated financial statements.

                                       8
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Consolidated Statements of Cash Flows (continued)

Years ended December 31, 2000, 1999 and 1998 (in thousands)

                                                                                                  2000         1999           1998
                                                                                               -------------------------------------
Supplemental disclosures of noncash transactions:
  Fair value of assets acquired in acquisition of LifeUSA:
        Fixed maturity securities ........................................................     $       0     2,283,214            0
        Equity securities ................................................................             0        21,358            0
        Certificates of deposit and short-term securities ................................             0        11,285            0
        Policy loans .....................................................................             0        37,618            0
        Options ..........................................................................             0        20,491            0
        Cash .............................................................................             0        62,767            0
        Accrued investment income ........................................................             0        35,204            0
        Receivables (net of allowance for uncollectible accounts of $0, $145, $0) ........             0         4,768            0
        Recoverable on future policy benefit reserves - annuity ..........................             0     3,023,377
        Deferred tax asset ...............................................................             0        29,825            0
        Other assets .....................................................................             0        21,291            0

    Liabilities assumed in acquisition of LifeUSA:
        Future policy benefit reserves - annuity .........................................             0     5,395,155            0
        Reinsurance payable ..............................................................             0        69,022            0
        Accrued expenses .................................................................             0        14,611            0
        Commissions due and accrued ......................................................             0         9,277            0
        Other policyholder funds .........................................................             0        29,729            0
        Other liabilities ................................................................             0        42,552            0

          See accompanying notes to consolidated financial statements.

            Variable Life Prospectus   9
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 2000 net revenues and considerations, 44%, 39% and 17% of the Company's business is accident and health, life and annuity, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through independent agents, strategic alliances with other insurance companies and third party marketing organizations.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, LifeUSA Insurance Company (LifeUSA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of LifeUSA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

                                       10
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 2000 and 1999 is summarized below.

                                            2000             1999
                                    =============================
Balance, beginning of year          $    210,363                0
Additions                                      0          214,524
Interest                                   7,433            1,975
Amortization                            (28,342)           (6,136)
                                    -----------------------------
Balance, end of year                     189,454          210,363
                                    =============================

The net amortization of the VOBA in each of the next five years is expected to be: 2001 - $20,770; 2002 - $19,247; 2003 - $18,281; 2004 - $17,895; and 2005 -
$13,253.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill related to the purchase of LifeUSA is amortized on a straight-line basis over 20 years; all other goodwill is amortized over 15 years. The value of VOBA and goodwill is monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. Fair value of the asset is determined based on discounted estimated future cash flows of business purchased or future business, as applicable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $162,746, $312,036, and $202,644, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

            Variable Life Prospectus   11
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains or losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $127,528 and $164,045, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based primarily on independent pricing services, broker quotes and other independent information. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Investment in Equity Method Subsidiaries

The Company uses the equity method of accounting for the various organizations in which it holds a minority interest. The excess of amounts invested over the proportionate equity in the investee's net assets has been accounted for as goodwill and is being amortized over a 15-year life. The Company's investment in various companies is classified as investment in equity method subsidiaries and is included in investment in equity investments on the Consolidated Balance Sheet. The Company's proportionate share of gains or losses is reflected in the investment balance and is also reflected in other income on the Consolidated Statement of Operations.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to economically hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 2000, management believes a proper economic hedge exists.

                                       12
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in investment income on the Consolidated Statement of Operations to offset increases or decreases in the future policy benefits liability for the index benefit that are shown in annuity benefits on the Consolidated Statement of Operations.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $669,450 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") on a "to be announced" ("TBA") basis. The interest rates on these securities range from 6.5% to 7.5%. The Company received income from commitments of this type totaling $23,436, $296 and $240 in 2000, 1999 and 1998, respectively.

Home Office Property and Equipment

Major renewals and improvements are capitalized, while maintenance and repairs are expensed when incurred. Depreciation is computed over the estimated useful lives of depreciable assets using the straight-line method. The cost and accumulated depreciation for home office property and equipment sold, retired or otherwise disposed of are relieved from the accounts, and resulting gains or losses are reflected in income.

Preoperating and start-up costs incurred in connection with the construction of the Company's new headquarters are being capitalized until the facility becomes operational. These costs will be amortized over a thirty-nine year period. Capitalized costs incurred in 2000 were $37,355. Interest is capitalized in connection with the construction and recorded as part of the asset to which it relates and will be amortized over the asset's estimated useful life. In 2000, $796 of interest cost was capitalized.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

            Variable Life Prospectus   13
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market. Based on the Company's derivative position at December 31, 2000, the Company estimates the impact upon adoption will be immaterial to the consolidated financial statements.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, a replacement of SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

                                       14
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(2) BUSINESS COMBINATION

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of LifeUSA Holding, Inc. that it did not already own for approximately $423,000 in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements only include the results of LifeUSA's operations from the date of acquisition. The value of business acquired was approximately $215,000 and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308,000 has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7,000 were recorded related to the acquisition of LifeUSA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and LifeUSA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occured on January 1, 1998.

                                                    1999                 1998
                                               ---------------------------------
Total revenue .......................          $ 1,766,792             1,654,531
Net (loss) income ...................              (44,624)              103,236

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

            Variable Life Prospectus   15
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                                                           Amount
                                                                                                                          shown on
                                                                                 Amortized           Estimated          consolidated
                                                                                   cost                fair               balance
                                                                                  or cost              value               sheet
                                                                                --------------------------------------------------
Fixed maturity securities:
    U.S. government ....................................................        $  798,968             826,092             826,092
    States and political subdivisions ..................................            86,944              88,067              88,067
    Foreign government .................................................           143,091             146,945             146,945
    Public utilities ...................................................           173,045             172,521             172,521
    Corporate securities ...............................................         3,536,710           3,495,915           3,495,915
    Mortgage backed securities .........................................           294,327             305,616             305,616
    Collateralized mortgage obligations ................................           541,085             555,748             555,748
                                                                                ==================================================
        Total fixed maturities .........................................        $5,574,170           5,590,904           5,590,904
                                                                                --------------------------------------------------
Equity securities:
    Common stocks:
        Banks, trusts and insurance companies ..........................            20,586              31,692              31,692
        Industrial and miscellaneous ...................................           547,167             569,164             569,164
    Preferred stocks ...................................................                84                  66                  66
                                                                                --------------------------------------------------
        Total equity securities ........................................        $  567,837             600,922             600,922
                                                                                --------------------------------------------------
Other investments:
    Mortgage loans on real estate ......................................           566,547              XXXXXX             566,547
    Certificates of deposit and short-term securities ..................           309,524              XXXXXX             309,524
    Policy loans .......................................................            57,066              XXXXXX              57,066
    Real estate ........................................................           333,836              XXXXXX             333,836
    Options ............................................................           135,331              XXXXXX             101,796
    Investment in equity investments ...................................             3,655              XXXXXX               3,655
    Other long-term investments ........................................             3,380              XXXXXX               3,380
                                                                                --------------------------------------------------
        Total other investments ........................................        $1,409,339              XXXXXX           1,375,804
                                                                                --------------------------------------------------
        Total investments ..............................................        $7,551,346              XXXXXX           7,567,630
                                                                                ==================================================

                                       16
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                 Amortized             Gross             Gross            Estimated
                                                                   cost              unrealized        unrealized            fair
                                                                  or cost              gains             losses             value
                                                                -------------------------------------------------------------------
2000:
 Fixed maturity securities:
    U.S. Government ....................................        $  798,968             27,286                162            826,092
    States and political subdivisions ..................            86,944              2,234              1,111             88,067
    Foreign government .................................           143,091              3,952                 98            146,945
    Public utilities ...................................           173,045              3,487              4,011            172,521
    Corporate securities ...............................         3,536,710             80,945            121,740          3,495,915
    Mortgage backed securities .........................           294,327             11,466                177            305,616
    Collateralized mortgage obligations ................           541,085             14,912                249            555,748
                                                                ===================================================================
        Total fixed maturities .........................         5,574,170            144,282            127,548          5,590,904
    Equity securities ..................................           567,837            136,513            103,428            600,922
                                                                ===================================================================
        Total ..........................................        $6,142,007            280,795            230,976          6,191,826
                                                                ===================================================================
1999:
 Fixed maturity securities:
    U.S. Government ....................................        $  294,587              3,340              5,931            291,996
    States and political subdivisions ..................            57,378                  0              4,926             52,452
    Foreign government .................................           172,877                334              3,525            169,686
    Public utilities ...................................           227,934                 20              7,352            220,602
    Corporate securities ...............................         2,981,913              3,902            112,488          2,873,327
    Mortgage backed securities .........................           345,794              5,026              3,585            347,235
    Collateralized mortgage obligations ................           634,680              2,126              9,754            627,052
                                                                ===================================================================
        Total fixed maturities .........................         4,715,163             14,748            147,561          4,582,350
    Equity securities ..................................           436,214            289,441             50,114            675,541
                                                                ===================================================================
        Total ..........................................        $5,151,377            304,189            197,675          5,257,891
                                                                ===================================================================

The changes in net unrealized gains and (losses) on fixed maturity securities were $149,547, $(277,300), and $22,170 in each of the years ended December 31, 2000, 1999 and 1998, respectively.

The changes in net unrealized gains and (losses) in equity investments, which include common stocks and nonredeemable preferred stocks were $(206,242), $5,676, and $55,188 for the years ended December 31, 2000, 1999 and 1998, respectively.

            Variable Life Prospectus   17
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                      Amortized           Estimated
                                                                                                        cost              fair value
                                                                                                     -------------------------------
    Due in one year or less ..............................................................           $  112,700              112,139
    Due after one year through five years ................................................            1,617,042            1,632,509
    Due after five years through ten years ...............................................            1,312,355            1,295,647
    Due after ten years ..................................................................            1,696,661            1,689,245
    Mortgage backed securities and collateralized mortgage obligations ...................              835,412              861,364
                                                                                                     -------------------------------
        Totals ...........................................................................           $5,574,170            5,590,904
                                                                                                     ===============================

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $1,859,939, $1,309,130, and $1,561,991, respectively. Gross gains of $198,277, $151,920, and $105,723 and gross losses of $63,772, $39,717, and $18,217 were realized on sales of securities in 2000, 1999 and 1998, respectively. In 2000, a loss of $12,100 was recognized on securities with other than temporary impairment.

As of December 31, 2000 and 1999, the Company held options with an amortized cost of $135,176 and $51,131, and fair market value of $101,796 and $68,217, respectively. The notional amounts of the option contracts were $838,517 and $317,601 at December 31, 2000 and 1999, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                              2000                    1999                    1998
                                                                          ---------------------------------------------------------
Fixed maturity securities ..................................              $ (10,365)                 (4,474)                 30,299
Equity securities ..........................................                132,770                 116,677                  57,207
Mortgage loans .............................................                      0                  (1,680)                 (1,320)
Real estate ................................................                      0                   2,331                   3,133
Other ......................................................                    446                    (601)                    (93)
                                                                          ---------------------------------------------------------
    Net gains before taxes .................................                122,851                 112,253                  89,226
Tax expense on net realized gains ..........................                 42,998                  39,257                  31,229
                                                                          ---------------------------------------------------------
    Net gains after taxes ..................................              $  79,853                  72,996                  57,997
                                                                          =========================================================

The valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998 and the changes in the allowance for the years then ended are summarized as follows:

                                                                               2000                    1999                    1998
                                                                             -------------------------------------------------------
Beginning of Year ..........................................                 $11,279                   9,599                   8,279
    Charged to operations ..................................                       0                   1,680                   1,320
    Recoveries .............................................                       0                       0                       0
                                                                             -------------------------------------------------------
End of Year ................................................                 $11,279                  11,279                   9,599
                                                                             =======================================================

                                       18
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(3) INVESTMENTS (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                                 2000                   1999                  1998
                                                                              ------------------------------------------------------
Interest:
    Fixed maturity securities ...................................             $ 351,203                210,332               152,708
    Mortgage loans ..............................................                43,125                 40,011                34,449
    Policy loans ................................................                 1,658                    737                   497
    Short-term securities .......................................                17,796                  1,823                15,022
Dividends:
    Preferred stock .............................................                    19                    212                   668
    Common stock ................................................                 5,852                  5,259                 5,190
Change in market value on options ...............................               (50,466)                10,472                 3,231
Interest on assets held by reinsurers ...........................                 6,483                  8,097                 8,272
Rental income on real estate ....................................                24,615                 13,356                 7,505
Other invested assets ...........................................                23,516                  1,055                 1,132
                                                                              ======================================================
        Total investment income .................................               423,801                291,354               228,674
Investment expenses .............................................                19,902                 11,372                 8,377
                                                                              ------------------------------------------------------
        Net investment income ...................................             $ 403,899                279,982               220,297
                                                                              ======================================================

            Variable Life Prospectus   19
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(4) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                                                2000                               1999
                                                                    ----------------------------------------------------------------
                                                                      Carrying           Fair             Carrying           Fair
                                                                       Amount            Value             Amount            Value
                                                                     ---------         ---------         ---------         ---------
Financial assets
    Fixed maturity securities:
        U.S. Government ....................................        $  826,092           826,092           291,996           291,996
        States and political subdivisions ..................            88,067            88,067            52,452            52,452
        Foreign governments ................................           146,945           146,945           169,686           169,686
        Public utilities ...................................           172,521           172,521           220,602           220,602
        Corporate securities ...............................         3,495,915         3,495,915         2,873,327         2,873,327
        Mortgage backed securities .........................           305,616           305,616           347,235           347,235
        Collateralized mortgage obligations ................           555,748           555,748           627,052           627,052
    Equity securities ......................................           600,922           600,922           675,541           675,541
    Mortgage loans .........................................           566,547           577,826           528,933           530,033
    Short term securities ..................................           309,524           309,524           139,571           139,571
    Policy loans ...........................................            57,066            57,066            46,573            46,573
    Options ................................................           101,796           101,796            68,217            68,217
    Separate accounts assets ...............................         6,822,883         6,822,883         8,488,404         8,488,404

Financial liabilities
    Investment contracts ...................................         8,748,042         8,134,508         7,609,726         7,208,876
    Separate account liabilities ...........................         6,822,883         6,719,606         8,488,404         8,361,112
                                                                    ================================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

(5) LONG TERM DEBT

On April 26, 2000, the Company entered into a Loan Agreement with Wells Fargo National Bank (Wells Fargo) for $110,000, including a $1,133 irrevocable standby letter of credit issued in favor of the Housing and Redevelopment Authority in and for The City of Golden Valley. The loan is for the purchase of land and the construction of the Company's new headquarters. The interest is treated as an additional advance at the end of each month and is calculated at either the LIBOR plus 0.625% or the bank's prime rate. The fee for the letter of credit is 0.15625% on the portion available. If there is a draw on the letter of credit, interest is calculated at prime plus 2%. As of December 31, 2000 the amount drawn down on the loan and letter of credit was $36,340 and $0, respectively. The loan will mature on April 29, 2002, however, prepayment is permitted. The Company is obligated to pledge to Wells Fargo FNMA, GNMA or US Treasury securities equal to 110% of the principal outstanding plus the maximum amount which may be drawn under the letter of credit. As of December 31, 2000, $42,736 was pledged in accordance with the agreement.

                                       20
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(6) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 2000 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves, which are small relative to the amount of such reserves, could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $13,650, $19,542, and $9,918 in

2000, 1999 and 1998, respectively, is summarized as follows:

                                                                                         2000              1999              1998
                                                                                      ---------------------------------------------
Balance at January 1, net of reinsurance
    recoverables of $175,142, $128,764, and $141,033 .........................        $ 368,346           366,425           312,886
Adjustment primarily related to commutation of block of business .............                0           (53,585)                0
Incurred related to:
    Current year .............................................................          310,638           431,279           417,042
    Prior years ..............................................................           (5,106)            3,264           (12,217)
                                                                                      ---------------------------------------------
Total incurred ...............................................................          305,532           434,543           404,825
                                                                                      ---------------------------------------------
Paid related to:
    Current year .............................................................          120,284           193,341           204,100
    Prior years ..............................................................          193,545           185,696           147,186
                                                                                      ---------------------------------------------
 Total paid ..................................................................          313,829           379,037           351,286
                                                                                      ---------------------------------------------
Balance at December 31, net of reinsurance
    recoverables of $110,803, $175,142, and $128,764 .........................        $ 360,049           368,346           366,425
                                                                                      =============================================

The Company's incurred claims related to prior years decreased in 2000 and 1998 due to positive claims experience. Current year paid claims in 2000 are significantly lower than prior year due to the termination of the reinsurance assumed business in 1999. Additional losses were incurred in 1999 on prior year incurred claims primarily on its reinsurance assumed (non-HMO) business.

            Variable Life Prospectus   21
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $3,000 coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                                          Percentage
                                                                                Assumed       Ceded                        of amount
                                                                   Direct      from other    to other        Net            assumed
   Year ended                                                      amount      companies     companies      amount          to net
                                                                --------------------------------------------------------------------
December 31, 2000:
Life insurance in force .....................................   $36,767,941   168,888,297    24,531,393   181,124,845        93.2%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       184,310       330,961       126,045       389,226        85.0%
    Annuities ...............................................       185,388         1,005        13,343       173,050         0.6%
    Accident and health .....................................       480,539       174,335       205,891       448,983        38.8%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   850,237       506,301       345,279     1,011,259        50.1%
                                                                ====================================================================
December 31, 1999:
Life insurance in force .....................................   $36,994,161   129,809,733    24,174,006   142,629,888        91.0%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       205,208       273,604        67,069       411,743        66.5%
    Annuities ...............................................       199,341        39,729        95,232       143,838        27.6%
    Accident and health .....................................       541,847       302,059       315,938       527,968        57.2%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   946,396       615,392       478,239     1,083,549        56.8%
                                                                ====================================================================
December 31, 1998:
Life insurance in force .....................................   $34,118,554    98,832,792    19,483,581   113,467,765        87.1%
                                                                --------------------------------------------------------------------
Premiums:
    Life ....................................................       244,416       224,451        93,812       375,055        59.8%
    Annuities ...............................................       220,812         1,820        50,385       172,247         1.1%
    Accident and health .....................................       479,237       294,333       267,119       506,451        58.1%
                                                                --------------------------------------------------------------------
        Total premiums ......................................   $   944,465       520,604       411,316     1,053,753        49.4%
                                                                ====================================================================

Included in reinsurance recoverables at December 31, 2000 are $2,134,172, $964,406 and $497,022 recoverable from three insurers who, as of December 31, 2000, were rated A+ or higher by A.M. Best's Insurance Reports.

Of the amounts ceded to others, the Company ceded life insurance inforce of $4,779,834, $3,387,592, and $2,067,664 in 2000, 1999 and 1998, respectively, and life insurance premiums earned of $8,764, $6,008, and $4,165 in 2000, 1999 and 1998, respectively, to its ultimate parent Allianz AG. The Company also ceded accident and health premiums earned to Allianz AG of $161, $3,131, and $2,817 in 2000, 1999 and 1998, respectively.

                                       22
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(7) REINSURANCE (CONTINUED)

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. In March of 2000, there was an additional settlement related to this coinsurance agreement in which the Company recognized a ceding commission of $1,334 and transferred reserves of $621. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999. During 2000, $6,038 was amortized and included in other revenue in the Consolidated Statements of Operations. Deferred revenue as of December 31, 2000 and 1999 was $84,784 and $90,143, respectively.

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 2000 and 1999, $1,110 and $1,200, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator. Deferred revenue as of December 31, 2000 and 1999 was $3,288 and $4,398, respectively.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business including certain universal life and traditional life insurance policies and annuity contracts. Deferred revenue resulting from this transaction is being amortized over the revenue-producing period of the related reinsured policies. During 2000, 1999 and 1998, $13,844, $14,996 and $15,965, respectively, was amortized and included in other revenue in the consolidated statements of operations. Deferred revenue as of December 31, 2000 and 1999 was $77,203 and $91,047, respectively.

(8) INCOME TAXES

Income Tax Expense (Benefit)

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                          2000              1999              1998
                                                                                        --------------------------------------------
Income tax expense attributable to operations:
    Current tax expense .......................................................         $ 28,871            63,371            48,410
    Deferred tax (benefit) expense ............................................          (15,917)          (73,727)            2,822
                                                                                        --------------------------------------------
Total income tax  expense (benefit) attributable to operations ................         $ 12,954           (10,356)           51,232
Tax benefit due to cumulative effect of change in accounting ..................                0            (8,682)                0
                                                                                        --------------------------------------------
Total income tax expense (benefit) attributable to net income .................           12,954           (19,038)           51,232
Income tax effect on equity:
    Income tax allocated to stockholder's equity:
        Attributable to unrealized gains and losses for the year ..............          (20,273)          (94,283)           26,127
                                                                                        --------------------------------------------
Total income tax effect on equity .............................................         $ (7,319)         (113,321)           77,359
                                                                                        ============================================

            Variable Life Prospectus   23
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

Components of Income Tax Expense (Benefit)

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the consolidated statements of operations for the respective years ended December 31 as follows:

                                                                                         2000               1999              1998
                                                                                       --------------------------------------------
Income tax expense (benefit) computed at the statutory rate ..................         $ 41,646           (12,520)           52,980
Dividends received deductions and tax-exempt interest ........................          (10,409)           (2,605)           (3,294)
Adequacy release .............................................................          (28,010)                0                 0
Foreign tax ..................................................................              935            (1,014)             (133)
Interest on tax deficiency ...................................................                0               800               900
Goodwill amortization ........................................................            5,678             1,365                 0
Other ........................................................................            3,114             3,618               779
                                                                                       --------------------------------------------
    Income tax expense (benefit) as reported .................................         $ 12,954           (10,356)           51,232
                                                                                       ============================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                     2000                     1999
                                                                                                   ---------------------------------
Deferred tax assets:
    Provision for post retirement benefits .......................................                 $  2,333                    2,286
    Allowance for uncollectible accounts .........................................                      929                      929
    Policy reserves ..............................................................                  284,790                  282,573
    Expense accruals .............................................................                   36,334                   19,948
    Other ........................................................................                    3,675                        0
                                                                                                   ---------------------------------
        Total deferred tax assets ................................................                  328,061                  305,736
                                                                                                   ---------------------------------
Deferred tax liabilities:
    Deferred acquisition costs ...................................................                  263,370                  219,869
    Net unrealized gain on investments ...........................................                    5,511                   25,701
    Value of business acquired ...................................................                   66,309                   73,627
    Other ........................................................................                    8,232                   37,895
                                                                                                   ---------------------------------
        Total deferred tax liabilities ...........................................                  343,422                  357,092
                                                                                                   ---------------------------------
Net deferred tax liability .......................................................                 $ 15,361                   51,356
                                                                                                   =================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company and its subsidiaries, with the exception of LifeUSA, file a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. LifeUSA is required to file as a stand-alone company for five filing periods subsequent to the Company's purchase of LifeUSA, pursuant to United States Treasury Department regulations. The Company, each of its insurance subsidiaries and USAllianz Securities, Inc., generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $16,051 , $57,121, and $30,808 in 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999 the Company had a tax payable (recoverable) to (from) AZOA of $8,904 and $(3,251), respectively.

                                       24
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(8) INCOME TAXES (CONTINUED)

At December 31, 2000 and 1999, the Company had a tax recoverable separate from the agreement with AZOA in the amount of $9,556 and $7,233, respectively. These amounts are for foreign taxes and LifeUSA taxes recoverable.

(9) RELATED PARTY TRANSACTIONS

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company reimbursed AZOA $4,729, $3,582, and $2,495 in 2000, 1999 and 1998,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $2,063 and $581 at December 31, 2000 and 1999, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $31, $902 and $1,291 in 2000, 1999 and 1998, respectively. The Company's liability for data center and other system support charges was $1,237 and $157 at December 31, 2000 and 1999, respectively.

(10) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $1,992, $2,025, and $756 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the Company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's compensation in the first year of service and 6% following the employee's first year anniversary. Employees continue to be fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has expensed $2,144, $980, and $868 in 2000, 1999 and 1998, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 2000 and 1999 was $6,573 and $6,532, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.

            Variable Life Prospectus   25
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all states effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The State of Minnesota has adopted Codification without exception. The Company has determined the impact of adopting the NAIC codification on their statutory financial statements will be an increase to statutory surplus of approximately $23.4.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                                Stockholder's equity                    Net income (loss)
                                                            -----------------------------------------------------------------------
                                                               2000             1999           2000           1999           1998
                                                               -----            -----          -----          -----          -----
Statutory basis .........................................   $   808,684        873,617         83,732         97,768         35,188
Adjustments:
    Change in reserve basis .............................      (369,066)      (378,706)       (91,992)       (80,952)         2,036
    Deferred acquisition costs ..........................       941,511        801,763        139,748       (129,412)         2,979
    Value of business acquired ..........................       189,454        210,363        (20,909)        (4,161)             0
    Goodwill ............................................       212,891        240,759        (15,390)        (6,373)             0
    Net deferred taxes ..................................       (15,361)       (51,356)        15,917         73,727         (2,822)
    Statutory asset valuation reserve ...................       112,830        254,613              0              0              0
    Statutory interest maintenance reserve ..............        44,537         53,847         (4,578)        (4,912)        14,361
    Modified coinsurance reinsurance ....................       (25,543)       (32,998)        28,558         35,552         29,595
    Unrealized (losses) gains on investments ............        76,760        (74,573)             0              0              0
    Nonadmitted assets ..................................        22,719          7,450              0              0              0
    Deferred income on reinsurance ......................      (166,503)      (186,888)             0              0              0
    Investment in subsidiaries ..........................      (190,543)      (119,719)             0              0              0
    Valuation allowance on mortgage loans ...............       (11,279)       (11,279)             0         (1,680)        (1,320)
    Loss from non-insurance subsidiaries ................             0              0         (7,510)       (11,714)          (618
    Other ...............................................       (15,627)       (39,813)       (21,542)        (9,380)        20,740
                                                            -----------------------------------------------------------------------
          As reported in the accompanying
              consolidated financial statements .........   $ 1,615,464      1,547,080        106,034        (41,537)       100,139
                                                            =======================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 2000 and 1999 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. Ordinary dividends of $80,868 could be paid in 2001 without prior approval of the Commissioner of Commerce.

                                       26
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(11) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. The most significant case in which the Company is a defendant, is a class action lawsuit against Fidelity Union Life Insurance Company (FULICO) whose policies were assumed by the Company. The Company's provision for benefits and expenses was $60,000, $5,500 and $25,000 in 2000, 1999 and 1998, respectively, related to this case. In the opinion of management, the reserves established sufficiently cover the company's exposure. Management believes the ultimate resolution of other litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company has acquired minority equity interests in certain field marketing organizations. Certain provisions within stockholders' agreements, member agreements and first refusal and put agreements require the Company to purchase part or all of the stock or member interests in the entities to which these agreements pertain, if and when the parties to these agreements exercise certain available options. If all put options were exercised, requiring the Company to purchase all of the stock or member interests in the entities, the total purchase price that would be paid by the Company would be $44,600.

            Variable Life Prospectus   27
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(13) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                                                  2000          1999          1998
                                                                                                -----------------------------------
Beginning amount of cumulative translation adjustments ...................................      $(4,748)       (6,209)       (4,448)
                                                                                                -----------------------------------
Aggregate adjustment for the period resulting from translation adjustments ...............       (1,228)        2,248        (2,710)
Amount of income tax benefit (expense) for period related to aggregate adjustment ........          430          (787)          949
                                                                                                -----------------------------------
    Net aggregate translation included in equity .........................................         (798)        1,461        (1,761)
                                                                                                -----------------------------------
Ending amount of cumulative translation adjustments ......................................      $(5,546)       (4,748)       (6,209)
                                                                                                -----------------------------------
Canadian foreign exchange rate at end of year ............................................       0.6672        0.6924        0.6535
                                                                                                ===================================

                                       28
                                      ------------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                                  As of December 31
                                                     -----------------------------------------------------------------------------
                                                                                                                           Other
                                                       Deferred                                                            policy
                                                        policy                Future                                     claims and
                                                      acquisition             benefit                Unearned              benefits
                                                        costs                reserves                premiums              payable
                                                     -----------------------------------------------------------------------------
2000:
Life .......................................         $   246,785             2,045,746                 2,823               165,925
Annuities ..................................             690,254             9,007,312                     0                    25
Accident and health ........................               4,472                     0                46,084               746,589
                                                     -----------------------------------------------------------------------------
                                                     $   941,511            11,053,058                48,907               912,539
                                                     =============================================================================
1999:
Life .......................................         $   231,927             1,874,904                 3,049               116,569
Annuities ..................................             561,966             7,796,583                     0                 1,771
Accident and health ........................               7,870                     0                45,964               809,575
                                                     -----------------------------------------------------------------------------
                                                     $   801,763             9,671,487                49,013               927,915
                                                     =============================================================================
1998:
Life .......................................         $   217,262             1,445,844                 3,859                97,647
Annuities ..................................             694,388             3,588,491                     0                 1,727
Accident and health ........................              18,409                     0                49,919               671,472
                                                     -----------------------------------------------------------------------------
                                                     $   930,059             5,034,335                53,778               770,846
                                                     =============================================================================

            Variable Life Prospectus   29
-----------------------------------------


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
AND SUBSIDIARIES

Notes to Consolidated Financial Statements (continued)
December 31, 2000, 1999 and 1998 (in thousands, except share data)

(14) SUPPLEMENTARY INSURANCE INFORMATION (CONTINUED)

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                                          For the year ended December 31
                                                ------------------------------------------------------------------------------------
                                                  Premium                                               Net change
                                                  revenue                                                   in
                                                  and other            Net                                policy             Other
                                                  contract          investment                          acquisition        operating
                                               considerations         income           Benefits           costs (a)        expenses
                                               -------------------------------------------------------------------------------------
2000:
Life ...................................        $  389,226            43,563           329,805            (14,858)          156,021
Annuities ..............................           173,050           337,533           254,183           (128,288)          347,694
Accident and health ....................           448,983            22,803           356,783              3,398           161,542
                                               -------------------------------------------------------------------------------------
                                                $1,011,259           403,899           940,771           (139,748)          665,257
                                               =====================================================================================
1999:
Life ...................................        $  411,743            36,171           319,210            (14,665)          153,281
Annuities ..............................           143,838           216,554           168,451            133,268           166,715
Accident and health ....................           527,968            27,257           465,139             10,539           173,910
                                               -------------------------------------------------------------------------------------
                                                $1,083,549           279,982           952,800            129,142           493,906
                                               =====================================================================================
1998:
Life ...................................        $  375,055            34,731           306,318            (27,291)          141,705
Annuities ..............................           172,247           161,689           138,587             23,333           151,719
Accident and health ....................           506,451            23,877           393,601                979           161,128
                                               -------------------------------------------------------------------------------------
                                                $1,053,753           220,297           838,506             (2,979)          454,552
                                               =====================================================================================

(a)   See note 1 for total gross amortization.




                                    PART C
                              OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 2000 and 1999.
          3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2000, 1999 and 1998.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.
          6. Notes to Consolidated Financial Statements - December 31, 2000, 1999 and 1998.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 2000.
          3.  Statements of Operations for the year ended December 31, 2000.
          4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.
          5.  Notes to Financial Statements - December 31, 2000.


      b. Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.   Not  Applicable
      3.a. Principal  Underwriter's  Agreement(2)
      3.b. General Agency Agreement (4)
      4.   Individual  Variable  Annuity  Contract(1)
      4.a. Waiver  of  Contingent  Deferred  Sales  Charge  Endorsement(1)
      4.b. Enhanced  Death  Benefit  Endorsement(1)
      4.c. GMIB Endorsements
      4.d. Earnings Protection GMDB Endorsement
      5.   Application  for  Individual  Variable  Annuity  Contract(1)
      6.   (i)    Copy  of  Articles  of  Incorporation of the Company(1)
           (ii)  Copy  of  the  Bylaws  of  the  Company(1)
      7.   Not  Applicable
      8.a. Form of Fund Participation Agreement between North American
           Life and Casualty Company and Franklin Valuemark Funds(1)
      8.b. Form of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(3)
      8.c. Form of Fund Participation Agreement between Alger American
           Fund, Allianz Life Insurance Company of North America and Fred
           Alger and Company(3)
      8.d. Form of Fund Participation Agreement between USAllianz Variable
           Insurance Products Trust, Allianz Life Insurance Company of
           North America and BISYS Fund Services Limited Partnership(3)
      8.e. Form of Fund Participation Agreement between The Prudential Series
           Fund, Inc., The Prudential Insurance Company of America, Prudential Investment Management Services LLC and Allianz Life Insurance
           Company of North America (5)
      8.f. Form of Fund Participation Agreement between Franklin Templeton
           Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc., and Allianz Life Insurance Company of North America.(7)
      8.g. Form of Fund Participation Agreement between Van Kampen Life
           Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset
           Management Inc. and Allianz Life Insurance Company of North
           America(6)
      9.   Opinion  and  Consent  of  Counsel (8)
     10.   Independent  Auditors'  Consent (8)
     11.   Not  Applicable
     12.   Not  Applicable
     13.   Calculation  of  Performance  Data (7)
     14.   Company  Organizational  Chart (4)
     27.   Not Applicable

(1) Incorporated by reference to Registrant's Form N-4 electronically filed on June 24, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's form N-4 electronically filed on December 13, 1996.
(3) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6) Incorporated by reference to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 29, 1999.
(7) Incorporated by reference to Post-Effective Amendment No.18 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on
     April 25, 2001.
(8)  To be filed by amendment.




Item  25.        Directors  and  Officers  of  the  Depositor

The following are the Officers and Directors of the Insurance Company:

Name and Principal            Positions and Offices
Business Address              with Depositor
- ----------------------------  ---------------------------------

Robert W. MacDonald           Director,
5701 Golden Hills Drive       Chief Executive Officer
Minneapolis, MN 55416

Margery G. Hughes             President,
5701 Golden Hills Drive       Chief Administrative Officer
Minneapolis, MN 55416

Mark A. Zesbaugh              Senior Vice President,
5701 Golden Hills Drive       Chief Financial Officer
Minneapolis, MN  55416

Lowell C. Anderson            Chairman of the Board
5701 Golden Hills Drive
Minneapolis, MN 55416

Herbert F. Hansmeyer          Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan           Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach              President - Special
5701 Golden Hills Drive       Markets Division
Minneapolis, MN 55416

Robert S. James               Senior Vice President - Marketing
5701 Golden Hills Drive       Development
Minneapolis, MN 55416

Rev. Dennis Dease             Director
c/o University of St. Thomas
215 Summit Avenue
St. Paul, MN 55105-1096

James R. Campbell             Director
c/o Wells Fargo and Co.
Wells Fargo Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert Kimmitt                 Director
Commerce One, Inc.
4440 Rosewood Drive
Pleasanton, CA 94588-3050

Brad Barks                     Senior Vice President -
5701 Golden Hills Drive        Financial Analysis/M&A
Minneapolis, MN 55416

Charles Kavitsky               Senior Vice President -
5701 Golden Hills Drive        Chief Marketing Officer
Minneapolis, MN 55416


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Insurance Company organizational chart was filed as Exhibit 14 (File Nos. 333-06709 and 811-05618) in Post-Effective Amendment No. 8 filed April 27, 2000 and is incorporated herein by reference.

Item  27.        Number  of  Contract  Owners

As of July 31, 2001 there were 7,331 qualified Contract Owners and 17,842 non-qualified Contract Owners with Contracts in the separate account

Item  28.        Indemnification

The Bylaws of the Insurance Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  29.        Principal  Underwriters



    a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                          Allianz  Life  Variable  Account  A
                          Preferred  Life  Variable  Account  C

     b. The following are the officers(managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


                        Positions and Offices
Business Address        with Underwriter

----------------------  ----------------------

Christopher H. Pinkerton Chairman, Chief Executive Officer,
5701 Golden Hills Drive  President, Chief Manager and Director
Minneapolis, MN 55416

Thomas B. Clifford      Vice President and Director
5701 Golden Hills Drive
Minneapolis, MN 55416

Catherine L. Mielke     Secretary and Compliance Officer
5701 Golden Hills Drive
Minneapolis, MN 55416

Michael M. Ahles        Senior Vice President, Chief Financial
5701 Golden Hills Drive Officer & Treasurer
Minneapolis, MN  55416

Catherine Q. Farley     Senior Vice President
5701 Golden Hills Drive
Minneapolis, MN 55416

Cynthia M. Robeck       Assistant Vice President
5701 Golden Hills Drive
Minneapolis, MN 55416

Jennifer J. Wagner      Vice President
5701 Golden Hills Drive
Minneapolis, MN 55416




     c. Not Applicable

Item  30.        Location  of  Accounts  and  Records

Michael Ahles, whose address is 5701 Golden Hills Drive, Minneapolis, MN 55416 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             REPRESENTATIONS

The Insurance Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of August, 2001.

                                         ALLIANZ  LIFE
                                         VARIABLE  ACCOUNT  B
                                         (Registrant)


                                         By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                             OF  NORTH  AMERICA
                                                 (Depositor)




                                         By:/s/  SUZANNE J. PEPIN
                                            --------------------------------




                                         ALLIANZ  LIFE  INSURANCE  COMPANY
                                         OF  NORTH  AMERICA
                                          (Depositor)




                                          By:/s/  SUZANNE J. PEPIN
                                             ------------------------------







Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

Lowell C. Anderson*      Chairman of the Board        08-24-01
Lowell C. Anderson

Robert W. MacDonald*     Director and                 08-24-01
Robert W. MacDonald      Chief Executive Officer

Margery G. Hughes*       President and                08-24-01
Margery G. Hughes        Chief Administrative Officer

Mark A. Zesbaugh*        Chief Financial Officer      08-24-01
Mark A. Zesbaugh         Senior Vice President

Herbert F. Hansmeyer*    Director                     08-24-01
Herbert F. Hansmeyer

Michael P. Sullivan*     Director                     08-24-01
Michael P. Sullivan

Dr. Gerhard Rupprecht*   Director                     08-24-01
Dr. Gerhard Rupprecht

Rev. Dennis Dease*       Director                     08-24-01
Rev. Dennis Dease

James R. Campbell*       Director                     08-24-01
James R. Campbell

Robert M. Kimmitt*       Director                     08-24-01
Robert M. Kimmitt



                                         *By    Power  of  Attorney



                                          By:  /s/ SUZANNE J. PEPIN
                                              --------------------------------
                                              Suzanne J. Pepin
                                              Attorney-in-Fact





                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 19

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA



                              INDEX TO EXHIBITS



EXHIBIT

99.B.4.c     GMIB Endorsements

99.B.4.d     Earnings Protection GMDB Endorsement

99.B9        Opinion  and  Consent  of  Counsel (to be filed by amendment)

99.B10       Independent  Auditors'  Consent (to be filed by amendment)